M.S.D.&T. Funds, Inc.

 ................................................................................



Semi-Annual Report

NOVEMBER 30, 2000

Table of Contents

Chairman's Letter                                                              i
Funds Reviews                                                                 ii
Statements of Net Assets
   Prime Money Market Fund                                                     1
   Government Money Market Fund                                                4
   Tax-Exempt Money Market Fund                                                6
   Growth & Income Fund                                                       11
   Equity Income Fund                                                         13
   Equity Growth Fund                                                         15
   Capital Opportunities Fund                                                 17
   International Equity Fund                                                  19
   Diversified Real Estate Fund                                               21
   Limited Maturity Bond Fund                                                 23
   Total Return Bond Fund                                                     26
   Maryland Tax-Exempt Bond Fund                                              30
   Intermediate Tax-Exempt Bond Fund                                          33
   National Tax-Exempt Bond Fund                                              36
   Investment Abbreviations                                                   41
Statements of Operations                                                      42
Statements of Changes in Net Assets                                           45
Financial Highlights                                                          52
Notes to Financial Statements                                                 63
Important Tax Information                                                     73

Dear Shareholder,

It is a pleasure to present the semi-annual report for the M.S.D.&T. Funds, Inc. for the period ended November 30, 2000. This report includes investment performance, financial information and Fund synopses for the Equity, Bond and Money Market Funds. Also included is a Statement of Net Assets for each of the Funds listing the securities held as of November 30, 2000.

The economy experienced a significant slowing over the past six months from an unsustainable 6% real Gross Domestic Product (GDP) growth rate to a more nor-mal 2 to 4% range. At the same time that top line growth has decelerated, ris-ing inputs in the form of elevated short-term interest rates, higher energy prices and increasing labor costs have cut into profit margins. This has re-sulted in corporate America's earnings estimates being lowered, triggering a precipitous decline in certain equity market sectors. Style differentiation has been critical as the Russell 1000(R) Value Index/1/ remained nearly flat while the Russell 1000(R) Growth Index/1/ is down 17.3% for the past six months. Indeed, from its mid-March peak, the technology heavy NASDAQ Index/1/ has lost approximately 50%. The broader indices, including global bourses, have also experienced a correction with the S&P 500 Index/1/ declining 6.9% and the MSCI All Country ex U.S. Index/1/ down 11.6% for the six months ended November 30, 2000.

In contrast to the price movement in the equity market, during the past six months interest rates on 10-year U.S. Treasury bonds have declined by three-quarters of a percent, sparking a significant credit market rally. However, as earnings estimates have consistently been revised downward issuer creditwor-thiness has become increasingly important, with high-yield bonds experiencing price declines. Tax-exempt bonds have benefited from municipalities improving their fiscal conditions, which has lifted credit quality while reducing their funding needs.

The Funds' adviser believes the economy will avoid a recession in the near-term while recognizing that the abrupt growth slowdown has the potential to produce periodic dislocations. Selectivity will likely be the key to invest-ment success during this transition period, with the Funds' portfolio managers positioned to capitalize on cyclical buying opportunities as they materialize.

The pages that follow discuss the objectives, performance, structure and strategy of each of the M.S.D.&T. Funds. We appreciate your investment in the Funds and welcome any questions or comments.

                                          Best Regards,
                                          /s/ Leslie B. Disharoon
                                          Leslie B. Disharoon
                                          Chairman and President

Shares of M.S.D.&T. Funds, Inc. are not bank deposits or obligations of, or guaranteed, endorsed, or otherwise supported by Mercantile-Safe Deposit and Trust Company, its parent company or its affiliates, and such shares are not federally insured by the U.S. Government, the Federal Deposit Insurance Corpo-ration, the Federal Reserve Board or any other governmental agency. Investment in the Funds involves risk, including the possible loss of principal.

The Money Market Funds are neither insured nor guaranteed by the FDIC or any other government agency. Although the Money Market Funds strive to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Funds.

Yields will fluctuate as market conditions change. Past performance is not a guarantee of future results.

For more complete information on M.S.D.&T. Funds, Inc., including expenses and ongoing fees, please call 1-800-551-2145 to receive a prospectus, which should be read carefully before investing. BISYS Fund Services Limited Partnership serves as the Funds' distributor.

                      The M.S.D.&T. Growth & Income Fund

The M.S.D.&T. Growth & Income Fund returned -1.6% for the six months ended No-vember 30, 2000 versus a return of -6.9% for the S&P 500 Index./1/,/2/ "In-vestment Conservatism" and "Risk Management" are currently the buzzwords after almost disappearing from the vocabulary of investment managers during the early part of this year. The reason for this has been the sharp correction in market indices. The NASDAQ Index,/1/ a bellwether for technology stocks, de-clined 50% from its peak and many Internet stocks declined even more.

As of November 30, 2000, sector allocations for the Fund were similar to the most widely used market proxy, the S&P 500 Index/1/. The one exception was the Transportation sector, where the fund was overweight at 6% of the Fund versus 1% for the S&P 500 Index/1/. This was predominantly due to Southwest Airlines, an airline the adviser believes has superior fundamentals over competitors. The Fund's out-performance versus the S&P 500 Index/1/ generally has come through stock selection in companies such as Southwest Airlines, Corning, Merck and Pfizer. The adviser took profits in some of these stocks and rein-vested them in other interesting opportunities, generally with higher yields and lower price-to-earnings multiples./3/ This reflects the relative attrac-tion of selected so-called "value" companies in the adviser's view.

The adviser's philosophy throughout the double-digit returns of previous years and this year's volatility has remained constant. The adviser seeks to invest in high quality companies for the long-term. These companies generally have what we believe to be a sustainable competitive advantage over their peers, which over time should generate above average returns. Quality and fundamen-tals endure long after emotions are forgotten and the adviser will continue to abide by this mantra in an effort to avoid market excesses.

                       The M.S.D.&T. Equity Income Fund

The Equity Income Fund was down 6.2% during the first six months of the fiscal year./2/ Although the S&P 500 Index/1/ was down 6.9% during the period, the Russell 1000(R) Value Index/1/ was up 1.6%. The strong performance of finan-cial stocks during much of this period was largely responsible for the rela-tively strong showing of the Russell 1000(R) Value Index/1/. Financial stocks make up nearly one third of the capitalization weight of this Index. The Eq-uity Income Fund strives for a somewhat more diversified portfolio and has a lower proportion of financial stocks and a higher proportion of industrial and technology issues than the Russell Index.

Among the strongest stock groups in the Fund for the period were financial, aerospace, pharmaceuticals and utilities, reflecting a more positive outlook for interest rates, increased defense spending, and a potentially better po-litical environment for pharmaceuticals. A slowdown in capital spending for telecommunication equipment and sales along with earnings shortfalls for some high profile technology companies severely hurt the tech/telecom stocks.

The Fund's overweight position, relative to the Russell 1000(R) Value In-dex,/1/ in technology stocks which have been weak, and underweight position in financial stocks which have been strong, has adversely affected performance during the six month period. While the adviser has added several more finan-cial stocks to the portfolio, the adviser believes a modest overweight posi-tion in selected, seasoned technology stocks will be optimal over the long-term. The Fund will continue to attempt to maintain a price to earnings ratio and dividend yield comparable to the Russell 1000(R) Value Index/1/.

                       The M.S.D.&T. Equity Growth Fund

The Fund continues its underweight in technology compared to the Russell 1000(R) Growth Index/1/ which has helped the Fund outperform the Index on a year-to-date and month-to-date basis. A number of technology companies are pre-announcing disappointing earnings and revenue results which has caused market volatility. When the adviser believes stocks are trading at depressed levels, the adviser aims to take advantage of this volatility by selectively increasing exposure to companies in the technology sector that offer higher growth.

The technology sector has been under pressure because of a slow down in sales of personal computers and a perceived slow down in information technology spending. Health Care stocks have been a beneficiary of the technology sell-off as people are looking for a safe haven in other fast growing areas of the economy.

Specific stocks with strong performance for the Fund in the past six months were Southwest Airlines, 3Com, Palm, Genzyme and Freddie Mac. The stocks with the weakest returns were primarily all technology stocks and they include Lu-cent, American Power and Conversion, Teradyne, RF Micro Devices and Gate-way./3/

                 The M.S.D.&T. Capital Opportunities Fund /4/

Investor concerns over future earnings growth and continued election uncer-tainty resulted in growth stocks experiencing large losses since the Fund's inception on July 5, 2000. The NASDAQ Index/1/ is now off more than 50% from its all-time high set in March and is down 36% since the beginning of 2000.

The Capital Opportunities Fund was down 15.6% since inception for the period ended November 30, 2000,/2/ but performed better than its benchmark, the Rus-sell 2000(R) Growth Index,/1/ which was down 26.9%. Technology holdings ac-counted for the majority of the losses during the period as several companies issued warnings of a slowdown in their future growth rates. The Fund's underweighting in the technology sector relative to the benchmark was a large factor in the Fund's outperformance during the period. The Fund is overweighted relative to the benchmark in the financial sector, which was one of the few sectors to have positive returns during the period.

Tut Systems and Broadbase Software were two of the Fund's poorest performing stocks during the period as both issued warnings about their future sales and earnings growth. The top performing holdings during the period were spread among various sectors, with Cima Labs, NETIQ and Doral Financial providing the largest contributions./3/

Looking forward, the adviser believes that the market will continue to se-verely penalize companies that fall short of sales and earnings expectations. In this investment environment, the adviser will continue to focus on select-ing companies that have strong earnings outlooks and are the recognized lead-ers of their respective industries.

                  The M.S.D.&T. International Equity Fund /5/

"May you live in interesting times" is an old Chinese curse. The volatility of stock markets has certainly made life "interesting" over the six months ended November 30, 2000. Over that period the NASDAQ Index/1/ fell as technology stocks succumbed to fears of a slowdown in the U.S. economy. Over the same pe-riod international markets, as measured by the MSCI World All Country ex-US Index,/1/ fell by 11.6%. The International Equity Fund fell by 12.4% during this time./2/

The more defensive markets were generally in Europe, with Switzerland and It-aly virtually unchanged for the period, and the Netherlands and the UK only down about 5%. There were also some poor European markets such as Germany and Spain which were down about 15%, as was Japan, but most of the real weakness was in smaller and more peripheral markets, particularly in Asia.

The real story was at a sector level, however, where the Information Technol-ogy and Telecom Services sectors fell by 30% and 32% respectively. At the same time, the Health Care and Consumer Staple sectors rose by about 7%, and Financials were generally flat over the period.

The NASDAQ Index/1/ had fallen sharply from its peak in March and then recov-ered somewhat in May before beginning a long slide which was echoed across the technology and telecom sectors internationally. Telecom stocks were particu-larly hard hit, with both new alternative carriers and incumbent operators such as France Telecom, Deutsche Telecom, Telefonica and British Telecom fall-ing by 20% or more. Although technology stocks were also under pressure, some of the European stocks continued to hold up well. This was particularly true of fiber optic related stock Alcatel and leading cellular phone manufacturer Nokia./3/

Apart from technology issues, there have been other factors at work in causing general market weakness in recent months. Interest rates have been rising in the U.S. over the past year. Short rates have also been nudged up across Eu-rope and, in Japan, rates were increased during the summer from 0% to 0.25%, the first increase in Japanese short rates for nearly ten years. As monetary policy has tightened across the globe, leading indicators have rolled over and economic growth forecasts have been revised downwards, albeit modestly. The continued strength of oil prices over the summer months also caused some con-cern for investors in terms of causing higher inflation or reduced consumer demand.

Looking into next year, the adviser expects equity markets to remain volatile, but also expects that a number of the bearish factors from this year will not be so problematic next year. First, the adviser believes interest rates have peaked in the U.S., the UK and probably in Europe. Interest rates may not have peaked in Japan, at only 0.25%, but the adviser does not expect any upward moves in the short term. Second, oil prices rose to about $35 per barrel dur-ing the summer, but have already fallen back to below $30. The oil producers' cartel, OPEC, is said to favor a price range of $22-$28 per barrel. The ad-viser believes that this is a realistic target for 2001, with global economic growth declining modestly. Third, technology stocks have now come back to lev-els where most of them are in touch with some sort of realistic valuation. They may not yet be cheap and some further slippage may occur if the profit forecasts are revised down on this year's Q4 numbers, but as long as the U.S. avoids a hard landing, the adviser expects blue chip technology stocks to come back into favor in 2001.

                  The M.S.D.&T. Diversified Real Estate Fund

The REIT sector continued to outperform the broader market indices through No-vember with REITs, as measured by the Wilshire Real Estate Index,/1/ posting a total return of 9.7% versus a 9.0% return for the Diversified Real Estate Fund./2/ Lodging companies continue to show the highest year-to-date total re-turns at 34% followed by Office and Apartment properties with a 25% return. The Fund's performance for the reporting period was positively impacted by the strong performance of several of its Apartment holdings. The adviser intends to remain overweighted in the Office and Apartment sectors and underweighted in the Retail sector versus the Index. The adviser also plans to remain underweighted in the Hotel sector reflecting the relative volatility of this sector particularly with the potential of a slowdown in the domestic economy. The fundamentals in the real estate market remain stable with a relative bal-ance between supply and demand in most property types and geographic regions.

                   The M.S.D.&T. Limited Maturity Bond Fund

Short- to intermediate-term U.S. Treasury yields declined approximately 0.8 to 1.0% over the six-month period ended November 30, 2000. Bolstered by continued positive news concerning large federal budget surpluses and the early retire-ment of some outstanding Treasury debt, investors placed a scarcity premium on government issues and bid prices higher, thus causing lower yields. In addi-tion, credit quality concerns crept into the fixed income marketplace as sev-eral high quality issuers came under suspicion, and then intense pressure, as their individual business models were questioned at this point in the long running economic expansion. High quality issuers, especially government-guaranteed issuers, fared best.

The Fund returned a solid 5.35%, slightly behind the return of the Lehman Brothers Mutual Fund 1-5 year Govt/Corp Index,/1/ which returned 5.61% over the period./2/ In general, shorter term fixed income securities had lower re-turns, while longer term securities performed better in this falling yield environment.

Over the period the average life of the Fund was increased modestly from 2.9 to 3.1 years as interest rates rose. The allocation to the mortgage, federal agency and corporate sectors was increased over the period as incremental yield spreads to Treasury securities widened. Reserve positions were de-creased. Positions in the above described sectors may be increased opportunistically, as attractive investments become available.

                     The M.S.D.&T. Total Return Bond Fund

A slowdown in the growth rate of the domestic economy combined with a fall in stock prices against a backdrop of continued fiscal improvement sparked a bond market rally over the past six months. During this period, yields on ten-year Treasury notes have dropped by approximately three-quarters of a percent. How-ever, bond buyers have become increasingly selective and less creditworthy is-suers have not participated in the move down in interest rates. Indeed, below investment grade bonds have generally experienced falling prices due to li-quidity pressures and cash flow concerns.

The Total Return Bond Fund maintained an effective duration somewhat less than its unmanaged benchmark, the Lehman Aggregate Bond Index,/1/ and, as a result, its relative performance lagged the Index in this falling interest rate envi-ronment. Importantly, the interest rate differential (spread) between corpo-rate and Treasury bonds widened and the Fund took advantage of these attrac-tive valuations to increase the corporate bond position. Relative to its benchmark index, the Fund remains overweight in mortgage-backed and Federal agency issues and underweight in U.S. Treasuries, while holding small posi-tions in high-yield, non-U.S. dollar and emerging market debt.

The adviser anticipates the economy will experience modest growth resulting in interest rates trading within a narrow band near current levels. Over the in-termediate-term it is anticipated that non-Treasury sectors of the bond market will produce better relative investment performance than the government sec-tor. As opportunities present themselves, the adviser may swap out of Treasury and Federal agency issues into corporate bonds to increase the yield of the Fund.

                The M.S.D.&T. Maryland Tax-Exempt Bond Fund /6/

The continuing themes regarding Maryland municipal bonds remain improved credit ratings and lack of supply. The strong economy of recent years has al-lowed issuers to enhance balance sheets, resulting in upgraded credit ratings. Another result is that municipalities are flush with cash from increased reve-nues, lessening the need to fund projects with tax-exempt bonds. The resulting decline in municipal bond issuance, combined with solid demand from both re-tail and institutional investors, has caused credit spreads to narrow to near record levels. Buyers wanting to purchase tax-exempt Maryland paper have been forced to "pay up" or look for alternatives, such as Puerto Rico paper, which is exempt from Federal, Maryland state and local taxes.

The effective duration of the Fund was increased in May 2000 as it became ap-parent that the economy had begun to slow. Investors noticed the combination of slowing growth and benign inflation (excluding oil prices) and pushed tax-exempt yields 0.5-0.6% across the yield curve. Although it appears that the Federal Reserve will most likely begin lowering the Fed Funds rate in early 2001, the bond market has already factored this in. Therefore, if growth picks up in corporate investment and consumer spending and the labor markets remain firm, interest rates should correct upward. The adviser may shorten the effec-tive duration of the portfolio if signs of a rebound in economic growth ap-pear.

              The M.S.D.&T. Intermediate Tax-Exempt Bond Fund /6/

Short to intermediate-term municipal yields have declined approximately 0.50% between May and November 30, 2000. During that period, the growth rate of the domestic economy began to decelerate from 5.5% in the first quarter of 2000 to 2.4% in the third quarter. Declines in key economic figures such as investment spending point to even lower growth in the fourth quarter and beyond, unless something is done to stimulate growth, either through the Federal Reserve low-ering short-term interest rates and/or the government decreasing tax rates. Municipal supply remained scarce, while retail buyers started to purchase mu-nicipal bonds with longer maturities in an effort to maintain yield. The cred-itworthiness of most issuers continued to improve resulting in a sustained narrowing of most sector spreads through the third quarter of 2000.

The effective duration of the Fund was increased slightly early in the summer of 2000 when it became apparent the economy had begun to slow. Recent state-ments by Chairman Greenspan indicate that the Federal Reserve may start to lower the Fed Funds rate as early as January 2001. In theory, this would be a positive environment for bonds. However, the market has already priced at least 0.25% of easing into the market, if not more. The adviser will be closely monitoring economic indicators such as consumer spending and housing sales to determine if in fact the economy has slowed as considerably as the market consensus believes. Any signs of renewed growth may cause the adviser to shorten the average maturity of the Fund, in expectation of an upward cor-rection in interest rates.

                The M.S.D.&T. National Tax-Exempt Bond Fund /6/

The effects of the Federal Reserve's policy of raising the Fed Funds rate from 4.75% in May 1999 to 6.50% currently have begun to surface over the past six months. GDP growth decreased from 5.4% in the first quarter of 2000 to 2.4% in the third quarter. Investment spending by businesses as well as consumer spending has dropped in recent months. Despite the unemployment rate remaining at a low of 3.9% and energy prices stuck near their yearly highs, the market believes that the Fed's next move will be to lower short-term rates, possibly as early as January, 2001. These expectations have caused investors to move intermediate and long-term interest rates (taxable and tax-exempt) lower throughout the second half of 2000.

Robust retail demand and a shortage in new issuance combined with the pros-pects of a slowing economy to drive municipal yields 0.5% lower across the yield curve. The nearly 50% decline in the NASDAQ Index/1/ from its March 2000 high through the end of November has resulted in some asset reallocation by individual investors, with the tax-exempt market being one of the beneficia-ries. Credit quality continued to improve as most issuers have profited from the recent economic prosperity, the most notable exception being the health care area.

The effective duration of the Fund had been shortened in late April when yields moved higher. As signs began to point to an economic slowdown in late May, the duration was extended. Rates have declined steadily since May, with brief corrections in September and early November. Credit and sector spreads in general remain at or near historic lows in the municipal market. Most eco-nomic statistics have pointed to a decisive slowdown in the U.S. economy, par-ticularly declines in investment spending, durable goods orders and consumer spending. Inflation remains relatively benign on the consumer level, volatile energy prices not withstanding. Fed Chairman Greenspan has hinted that the Federal Reserve may begin to lower the Fed Funds rate in early 2001. While this environment should be positive for bonds, the market has already priced in at least one Fed ease. If growth picks up, the housing market remains buoy-ant and the labor pool continues to stay tight, the bond market would be sus-ceptible to correction. Therefore, any signs of a rebound in the economy may cause the portfolio manager to shorten the effective duration of the Fund.

/1/Performance Index Comparisons: The S&P 500 Index is an unmanaged index com-prised of 500 widely held common stocks and is generally representative of the performance of the U.S. stock market. The NASDAQ Index is an unmanaged index of the companies listed on the NASDAQ. The Russell 1000(R) Value Index mea-sures the performance of the 1000 largest U.S. companies based on total market capitalization, with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Growth Index measures the performance of the Russell 2000 companies with higher price-to-book ratios and higher fore-casted growth values. The Russell 1000(R) and 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. The MSCI All Country World ex-US Index is an unman-aged index of foreign securities that reflects a strategic emerging markets allocation. The Wilshire Real Estate Index is an unmanaged index generally representative of the U.S. REIT market. The Lehman Brothers Mutual Fund Short 1-5 Year Government/Corporate Bond Index is an unmanaged index generally rep-resentative of the performance of government and corporate bonds with remain-ing maturities of between 1 and 5 years. The Lehman Aggregate Bond Index is an unmanaged index comprised of the Lehman Brothers Gov/Corp Bond Index, its Mortgage-Backed Securities Index and its Asset-Backed Securities Index. An in-vestor cannot invest directly in an index.

/2/Total return and principal value of investments will fluctuate with market changes and shares, when redeemed, may be worth more or less than their origi-nal cost. Figures for the period indicated reflect fee waivers in effect, re-investment of dividends, distributions, and capital gains as well as changes in share price. Fee waivers may result in higher total returns than would oc-cur if full fees were charged. Past performance is not a guarantee of future results.

                                                                  Average Annual
                                    Total Return Annualized Total  Total Return
                                    for the one  Return for five      since
                                     year ended    years ended     inception to
                          Inception December 31,   December 31,    December 31,
                            Date        2000           2000            2000
                          --------- ------------ ---------------- --------------
Growth & Income Fund....   2/28/91      3.08%         14.74%          15.58%
Equity Income Fund......    3/1/98     -7.03%          N/A             1.78%
Equity Growth Fund......    3/1/98    -15.17%          N/A             9.30%
Capital Opportunities
 Fund...................    7/5/00        N/A          N/A             N/A
International Equity
 Fund...................    7/2/93    -18.65%          7.93%           8.53%
Diversified Real Estate
 Fund...................    8/1/97     26.77%          3.59%           5.61%
Limited Maturity Bond
 Fund...................   3/14/91      8.84%          5.92%           6.33%
Total Return Bond Fund..    3/1/98     10.47%          N/A             5.98%
Maryland Tax-Exempt Bond
 Fund...................    6/2/92     10.66%          4.57%           5.72%
Intermediate Tax-Exempt
 Bond Fund..............    3/1/98      6.02%          N/A             4.09%
National Tax-Exempt Bond
 Fund...................    3/1/98     10.32%          N/A             5.05%

/3/Portfolio composition is subject to change.

/4/The Capital Opportunities Fund could fluctuate in price more than most funds, due to the volatile nature of both the technology sector and stocks of smaller companies. In addition, the Fund may participate in the Initial Public Offering (IPO) market, and a portion of the Fund's returns consequently may be attributable to its investment in IPOs, which may have a magnified impact due to the Fund's small asset base. As the Fund's assets grow, it is probable that the effect of the Fund's investments in IPOs on its total returns may not be as significant.

/5/International investing is subject to certain risks, such as currency ex-change rate volatility, possible political, social or economic instability, foreign taxation and/or differences in auditing and other financial standards.

/6/The Maryland Tax-Exempt Bond, Intermediate Tax-Exempt Bond and National Tax-Exempt Bond Funds' income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

                             M.S.D.&T. Funds, Inc.
                            PRIME MONEY MARKET FUND
                            Statement of Net Assets
                               November 30, 2000
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                             -----     -----

BANK NOTES -- 3.7%
Bank of America
 6.59%, 01/17/01..........................................  $10,000 $ 10,000,000
 6.80%, 01/22/01..........................................   12,000   12,000,000
                                                                    ------------
 TOTAL BANK NOTES
 (Cost $22,000,000).......................................            22,000,000
                                                                    ------------
CERTIFICATES OF DEPOSIT -- 12.5%
Domestic -- 2.5%
SunTrust Banks, Inc.
 6.81%, 2/11/01**.........................................    5,000    5,000,000
 6.78%, 04/18/01..........................................   10,000   10,001,435
                                                                    ------------
                                                                      15,001,435
                                                                    ------------
Yankee -- 10.0%
Bank of Montreal
 6.62%, 01/16/01..........................................   10,000   10,000,000
Canadian Imperial Bank of Canada
 6.60%, 02/27/01..........................................   10,000   10,000,000
 6.54%, 11/05/01..........................................    5,000    5,000,000
Toronto Dominion
 6.63%, 04/12/01..........................................   15,000   15,000,000
 6.94%, 07/24/01..........................................   10,000   10,000,000
UBS AG
 7.22%, 05/14/01..........................................   10,000   10,000,000
                                                                    ------------
                                                                      60,000,000
                                                                    ------------
 TOTAL CERTIFICATES OF DEPOSIT
 (Cost $75,001,435).......................................            75,001,435
                                                                    ------------
COMMERCIAL PAPER -- 66.2%
Banks -- 14.9%
ABN AMRO N.A.
 6.50%, 01/04/01..........................................   15,000   14,907,917
Abbey National Bank
 6.252%, 01/10/01.........................................   20,000   19,855,000
Chase Manhattan Corp.
 6.47%, 12/08/00..........................................   15,000   14,981,129
Northern Trust Co.
 6.50%, 01/12/01..........................................   20,000   19,786,944
Wells Fargo Co.
 6.52%, 01/29/01..........................................   20,000   19,847,867
                                                                    ------------
                                                                      89,378,857
                                                                    ------------

                                                             Par
                                                            (000)     Value
                                                            -----     -----

COMMERCIAL PAPER -- Continued
Consumer Goods -- 6.6%
E.I. duPont deNemours & Co.
 6.49%, 01/08/01.......................................... $20,000 $ 19,862,989
Procter & Gamble Co.
 6.45%, 12/18/00..........................................  20,000   19,939,083
                                                                   ------------
                                                                     39,802,072
                                                                   ------------
Drugs -- 7.5%
Merck & Co., Inc.
 6.54%, 01/19/01..........................................  25,000   24,777,458
Pfizer, Inc.
 6.48%, 12/06/00..........................................  20,000   19,982,000
                                                                   ------------
                                                                     44,759,458
                                                                   ------------
Education -- 3.9%
Harvard University
 6.53%, 12/01/00..........................................  10,000   10,000,000
 6.46%, 12/18/00..........................................  13,500   13,458,817
                                                                   ------------
                                                                     23,458,817
                                                                   ------------
Finance -- 18.6%
Centric Capital Corp.
 6.48%, 12/21/00***.......................................   6,500    6,476,600
 6.60%, 01/17/01..........................................  15,000   14,870,750
CIT Group Holdings, Inc.
 6.50%, 01/09/01..........................................  12,000   11,915,500
Goldman Sachs Group, Inc.
 6.50%, 01/31/01..........................................  10,000    9,889,861
KFW International Financial Inc.
 6.470%, 01/25/01.........................................  20,000   19,802,306
Merrill Lynch & Co.
 6.53%, 02/01/01..........................................  22,000   21,752,586
Morgan Stanley Dean Witter
 6.48%, 12/04/00..........................................  12,000   11,993,520
 6.65%, 01/05/01..........................................  15,000   14,903,021
                                                                   ------------
                                                                    111,604,144
                                                                   ------------
Food Products -- 1.7%
Kelloggs Company
 6.57%, 01/30/01..........................................  10,000    9,890,500
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            PRIME MONEY MARKET FUND
                      Statement of Net Assets -- Continued
                               November 30, 2000
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                             -----     -----

COMMERCIAL PAPER -- Continued
Petroleum -- 8.0%
British Petroleum
 6.55%, 12/01/00..........................................  $20,000 $ 20,000,000
Chevron Transport Corp.
 6.50%, 12/11/00..........................................   13,000   12,976,528
Exxon Corp.***
 6.46%, 12/05/00..........................................   15,000   14,989,233
                                                                    ------------
                                                                      47,965,761
                                                                    ------------
Utilities -- Electric -- 1.7%
National Rural Utilities Coop Finance
 6.47%, 01/11/01..........................................   10,000    9,926,314
                                                                    ------------
Utilities -- Telephone -- 3.3%
BellSouth Corp.***
 6.47%, 02/07/01..........................................   20,000   19,755,578
                                                                    ------------
 TOTAL COMMERCIAL PAPER
 (Cost $396,541,501)......................................           396,541,501
                                                                    ------------
CORPORATE BONDS -- 4.3%
Banking -- 1.7%
Bank of America
 9.875%, 06/01/01.........................................       25       25,163
BankOne Corp., FRN**
 6.67%, 04/25/01..........................................   10,000   10,000,000
                                                                    ------------
                                                                      10,025,163
                                                                    ------------
Consumer Goods -- 0.6%
Unilever FRN**
 6.68%, 09/07/01..........................................    4,000    4,000,000
                                                                    ------------
Financial Services -- 2.0%
CIT Group Holdings, Inc.
 5.85%, 04/09/01..........................................    2,000    1,991,174
KFW International Financial Inc.
 9.125%, 05/15/01.........................................       20       20,117
Wachovia Securities, Inc. FRN**
 6.52%, 04/30/01..........................................   10,000   10,000,000
                                                                    ------------
                                                                      12,011,291
                                                                    ------------
 TOTAL CORPORATE BONDS
 (Cost $26,036,454).......................................            26,036,454
                                                                    ------------

                                                              Par
                                                             (000)     Value
                                                             -----     -----

REPURCHASE AGREEMENTS -- 13.5%
Banc of America Securities, LLC
(Agreement dated 11/30/00 to be repurchased at $10,688,909
 collateralized by $11,230,000 (Value $10,904,330) U.S.
 Treasury Bills, due 5/24/01)
 6.43%, 12/01/00..........................................  $10,687 $ 10,687,000
Goldman Sachs Group, Inc.
(Agreement dated 11/30/00 to be repurchased at $25,004,486
 collateralized by $24,585,000 (Value $25,567,954) U.S.
 Treasury Notes, 7.875%, due 11/15/07)
 6.46%, 12/01/00..........................................   25,000   25,000,000
Merrill Lynch Government Securities, Inc.
(Agreement dated 11/30/00 to be repurchased at $25,004,486
 collateralized by $26,290,000 (Value $25,511,816) U.S.
 Treasury Bills, due 05/31/01)
 6.46%, 12/01/00..........................................   25,000   25,000,000
J.P. Morgan Securities, Inc.
(Agreement dated 11/30/00 to be repurchased at $10,001,789
 collateralized by $8,136,000 (Value $10,224,222) U.S.
 Treasury Notes, 11.75%, due 02/15/10)
 6.44%, 12/01/00..........................................   10,000   10,000,000
Wachovia Securities, Inc.
(Agreement dated 11/30/00 to be repurchased at $10,001,789
 collateralized by $10,134,000 (Value $10,199,157) U.S.
 Treasury Notes, 6.25%, due 10/31/01)
 6.44%, 12/01/00..........................................   10,000   10,000,000
                                                                    ------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $80,687,000).......................................            80,687,000
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            PRIME MONEY MARKET FUND
                      Statement of Net Assets -- Concluded
                               November 30, 2000
                                  (Unaudited)

                                                                      Value
                                                                      -----

TOTAL INVESTMENTS IN SECURITIES -- 100.2%
 (Cost $600,266,390*)............................................. $600,266,390
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2)%...................   (1,303,607)
                                                                   ------------
NET ASSETS -- 100.0%
 (equivalent to $1.00 per share based on 599,067,748 shares
 outstanding)..................................................... $598,962,783
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($598,962,783 / 599,067,748).....................................        $1.00
                                                                          =====

--------
  *  Aggregate cost for Federal income tax purposes.
 **  The rate shown is as of November 30, 2000.
*** Security was purchased pursuant to Section 4(2) of the Securities Act of 1933 and may be resold only to qualified buyers.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          GOVERNMENT MONEY MARKET FUND
                            Statement of Net Assets
                               November 30, 2000
                                  (Unaudited)

                                                          Par
                                                         (000)     Value
                                                         -----     -----

AGENCY OBLIGATIONS -- 77.8%
Federal Farm Credit Bureau -- 4.5%
Notes
 6.50%, 02/01/01....................................... $10,000 $ 10,000,000
 6.40%, 03/01/01.......................................  10,000   10,000,000
                                                                ------------
                                                                  20,000,000
                                                                ------------
Federal Home Loan Bank -- 22.2%
Discount Notes
 6.385%, 12/15/00......................................  20,000   19,950,339
 6.395%, 01/12/01......................................  10,000    9,925,392
 6.44%, 01/19/01.......................................  15,000   14,868,517
 6.42%, 01/24/01.......................................  15,000   14,855,550
 6.32%, 02/06/01.......................................  15,000   14,823,567
 6.31%, 04/11/01.......................................  15,000   14,655,579
Notes
 6.75%, 10/16/01.......................................  10,000   10,000,000
                                                                ------------
                                                                  99,078,944
                                                                ------------
Federal Home Loan Mortgage Corp. -- 22.7%
Discount Notes
 6.36%, 12/01/00.......................................  17,000   17,000,000
 6.405%, 12/19/00......................................  15,000   14,951,963
 6.43%, 01/09/01.......................................  15,000   14,895,513
 6.42%, 01/11/01.......................................  15,000   14,890,325
 6.48%, 04/26/01.......................................  15,000    9,737,200
Notes..................................................
 6.41%, 12/26/00.......................................  20,000   19,910,972
 6.80%, 05/08/01.......................................  10,000   10,000,000
                                                                ------------
                                                                 101,385,973
                                                                ------------
Federal National Mortgage Association -- 19.4%
Discount Notes
 6.36%, 12/18/00.......................................  17,000   16,948,943
 6.35%, 12/21/00.......................................  15,000   14,947,083
 6.37%, 12/28/00.......................................  20,000   19,904,450
 6.38%, 01/08/01.......................................  15,000   14,898,983
Notes
 6.41%, 02/08/01.......................................  20,000   19,754,283
                                                                ------------
                                                                  86,453,742
                                                                ------------

                                                              Par
                                                             (000)     Value
                                                             -----     -----

AGENCY OBLIGATIONS -- Continued
Student Loan Marketing Association -- 9.0%
Floating Rate Notes**
 6.79%, 01/18/01..........................................  $10,000 $ 10,000,000
 6.69%, 02/15/01..........................................   10,000   10,000,000
 6.64%, 05/17/01..........................................   10,000   10,000,000
 6.84%, 07/26/01..........................................   10,000   10,000,000
                                                                    ------------
                                                                      40,000,000
                                                                    ------------
 TOTAL AGENCY OBLIGATIONS
 (Cost $346,918,659)......................................           346,918,659
                                                                    ------------
REPURCHASE AGREEMENTS -- 24.7%
Banc of America Securities, LLC
(Agreement dated 11/30/00 to be repurchased at $17,839,186
 collateralized by $18,740,000 (Value $18,196,540) U.S.
 Treasury Bills, due 5/24/01) 6.43%, 12/01/00.............   17,836   17,836,000
Goldman Sachs Group, Inc.
(Agreement dated 11/30/00 to be repurchased at $25,004,486
 collateralized by $19,525,000 (Value $25,580,403) U.S.
 Treasury Notes, 13.75%, due 08/15/04) 6.46%, 12/01/00....   25,000   25,000,000
Merrill Lynch Government Securities, Inc.
(Agreement dated 11/30/00 to be repurchased at $30,005,383
 collateralized by $31,550,000 (Value $30,616,120) U.S.
 Treasury Bills, due 05/31/01) 6.46%, 12/01/00............   30,000   30,000,000
J.P. Morgan Securities, Inc.
(Agreement dated 11/30/00 to be repurchased at $19,003,399
 collateralized by $18,501,000 (Value $19,453,952) U.S.
 Treasury Notes, 6.0%, due 08/15/09) 6.44%, 12/01/00......   19,000   19,000,000

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          GOVERNMENT MONEY MARKET FUND
                      Statement of Net Assets -- Concluded
                               November 30, 2000
                                  (Unaudited)

                                                             Par
                                                            (000)     Value
                                                            -----     -----

REPURCHASE AGREEMENTS -- Continued
Wachovia Securities, Inc.
(Agreement dated 11/30/00 to be repurchased at
 $19,003,399 collateralized by $19,255,000 (Value
 $19,378,801) U.S. Treasury Notes, 6.25%, due 10/31/01)
 6.44%, 12/01/00.........................................  $19,000 $ 19,000,000
                                                                   ------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $110,836,000).....................................           110,836,000
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES -- 102.5%
 (Cost $457,754,659*)............................................. $457,754,659
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.5)%...................  (11,253,322)
                                                                   ------------
NET ASSETS -- 100.0%
 (equivalent to $1.00 per share based on 446,627,542 shares
 outstanding)..................................................... $446,501,337
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($446,501,337 / 446,627,542).....................................        $1.00
                                                                          =====

--------
 *  Aggregate cost for Federal income tax purposes.
**  The rate shown is as of November 30, 2000.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          TAX-EXEMPT MONEY MARKET FUND
                            Statement of Net Assets
                               November 30, 2000
                                  (Unaudited)

                                                             Par
                                                            (000)     Value
                                                            -----     -----

ALASKA -- 1.9%
Alaska Marine, VRDN, RB, Exxon Mobil Corp., Pipeline
 Project**
 4.15%, 12/01/00..........................................  $2,000 $  2,000,000
Alaska Marine, VRDN, Exxon Mobil Corp., Valdez Project**
 4.20%, 12/01/00..........................................   2,000    2,000,000
                                                                   ------------
                                                                      4,000,000
                                                                   ------------
ARIZONA -- 2.6%
Maricopa County Public Services, VRDN, PCRB, LOC: Bank of
 America**
 3.75%, 12/01/00..........................................   2,500    2,500,000
Salt River, Agriculture Improvement & Power, GO, TECP,
 RCA: Various
 4.25%, 12/05/00..........................................   2,000    2,000,000
 4.30%, 01/04/01..........................................   1,000    1,000,000
                                                                   ------------
                                                                      5,500,000
                                                                   ------------
CONNECTICUT -- 1.4%
Connecticut State Health & Education, VRDN, RB, Yale
 University**
 4.00%, 12/07/00..........................................   3,000    3,000,000
                                                                   ------------
DISTRICT OF COLUMBIA -- 1.4%
George Washington University, VRDN, RB, MBIA, SPA: Bank of
 America**
 4.25%, 12/07/00..........................................   3,000    3,000,000
                                                                   ------------
DELAWARE -- 1.2%
State of Delaware, GO
 5.10%, 07/02/01..........................................   2,500    2,511,921
                                                                   ------------
FLORIDA -- 4.8%
Florida State Board of Education, GO
 4.60%, 06/01/01..........................................   1,000    1,001,416
University of Florida, VRDN, Athletic Association Inc.,
 Capital Improvements, LOC: SunTrust Bank**
 4.60%, 12/01/00..........................................   2,900    2,900,000

                                                            Par
                                                           (000)     Value
                                                           -----     -----

FLORIDA -- Continued
University of Florida, VRDN, Refunding, Athletic
 Association Inc., Stadium Project, LOC: SunTrust Bank**
 4.60%, 12/01/00.......................................... $1,000 $  1,000,000
Volusia County Health Facilities, VRDN, FGIC, Aces-Pooled
 Hospital Loan Program, SPA: SunTrust Bank**
 4.05%, 12/07/00..........................................  5,400    5,400,000
                                                                  ------------
                                                                    10,301,416
                                                                  ------------
GEORGIA -- 1.0%
State of Georgia, GO
 5.75%, 07/02/01..........................................  2,050    2,066,841
                                                                  ------------
IDAHO -- 1.0%
Idaho Health Facility Authority, VRDN, RB, St. Luke's
 Medical Center, SPA: Bayerische Landesbank & Morgan
 Guaranty Trust Co. NY**
 4.15%, 12/01/00..........................................  2,200    2,200,000
                                                                  ------------
ILLINOIS -- 4.0%
Bedford Park Illinois, VRDN, Environmental Revenue, GTD
 Minnesota Mining & Manufacturing**
 4.40%, 12/07/00..........................................    500      500,000
Illinois Educational Facilities, VRDN, Northwestern
 University, LOC: First National Bank of Chicago/Bank
 One**
 4.20%, 12/07/00..........................................  4,000    4,000,000
Illinois Educational Facilities, VRDN, Northwestern
 University, SPA: Northern Trust Co.**
 4.20%, 12/07/00..........................................  1,700    1,700,000

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          TAX-EXEMPT MONEY MARKET FUND
                      Statement of Net Assets -- Continued
                               November 30, 2000
                                  (Unaudited)

                                                            Par
                                                           (000)     Value
                                                           -----     -----

ILLINOIS -- Continued
Illinois Health Facility, TECP, VRDN, Rush Presby./St
 Luke's Medical Center, LOC: Northern Trust Co.**
 4.20%, 12/07/00.......................................... $2,440 $  2,440,000
                                                                  ------------
                                                                     8,640,000
                                                                  ------------
INDIANA -- 2.1%
City of Mt. Vernon, TECP, PCRB, General Electric Co.
 Project
 4.30%, 12/04/00..........................................  4,500    4,500,000
                                                                  ------------
KANSAS -- 2.1%
City of Burlington, TECP, National Rural Utilities Coop
 4.25%, 12/01/00..........................................    500      500,000
 4.30%, 01/04/01..........................................  4,000    4,000,000
                                                                  ------------
                                                                     4,500,000
                                                                  ------------
LOUISIANA -- 0.7%
St. Charles Parish, VRDN, PCRB, Shell Oil Co. Project**
 4.20%, 12/01/00..........................................  1,550    1,550,000
                                                                  ------------
MARYLAND -- 7.0%
City of Baltimore, VRDN, RB, IDA, Capital Acquisition
 Revenue, LOC: Bayerische Landesbank**
 4.10%, 12/07/00..........................................  2,000    2,000,000
Harford County, GO, GPI
 4.40%, 12/01/00..........................................  1,480    1,480,000
Harford County, GO, ETM, CPI
 4.40%, 12/01/00..........................................    210      210,000
Howard County, GO, BAN
 4.50%, 04/13/01..........................................  2,000    2,002,112
Maryland State Health & Higher Educational Facilities
 Authority, RB, Refunding, Johns Hopkins University
 5.50%, 07/01/01..........................................  2,000    2,013,495
Maryland State Health & Higher Educational Facilities
 Authority, TECP, Refunding, Johns Hopkins University
 4.40%, 01/04/01..........................................  3,000    3,000,000

                                                            Par
                                                           (000)     Value
                                                           -----     -----

MARYLAND -- Continued
Maryland State Health & Higher Educational Facilities
 Authority, RB, University of Maryland Medical System,
 INS: FGIC**, Prerefunded 07/01/21 @ 100
 6.50%, 07/02/01.......................................... $2,250 $  2,278,049
University of Maryland, VRDN, COP, College Park Business
 School, LOC: Bank of America**
 4.08%, 12/07/00..........................................  2,000    2,000,000
                                                                  ------------
                                                                    14,983,656
                                                                  ------------
MASSACHUSETTS -- 1.8%
State of Massachusetts, GO, Prerefunded 12/01/00 @ 102
 7.50%, 12/01/00..........................................  1,875    1,912,500
Commonwealth of Massachusetts, TECP
 4.25%, 02/23/01..........................................  2,000    2,000,000
                                                                  ------------
                                                                     3,912,500
                                                                  ------------
MICHIGAN -- 3.1%
University of Michigan, VRDN, Hospital Revenue**
 4.25%, 12/01/00..........................................  4,620    4,620,000
University of Michigan, VRDN, RB, Medical Services**
 4.25%, 12/01/00..........................................  2,000    2,000,000
                                                                  ------------
                                                                     6,620,000
                                                                  ------------
MINNESOTA -- 5.3%
University of Minnesota, University Gateway Project, SPA:
 Norwest Bank
 4.10%, 12/07/00..........................................  6,000    6,000,000
City of Rochester, RB, TECP, Health-Mayo Foundation
 4.45%, 01/04/01..........................................  5,400    5,400,000
                                                                  ------------
                                                                    11,400,000
                                                                  ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          TAX-EXEMPT MONEY MARKET FUND
                      Statement of Net Assets -- Continued
                               November 30, 2000
                                  (Unaudited)

                                                             Par
                                                            (000)     Value
                                                            ------ ------------

MISSISSIPPI -- 2.2%
Harrison County, VRDN, PCRB, E.I. duPont deNemours & Co.**
 4.25%, 12/01/00..........................................  $1,100 $  1,100,000
State of Mississippi, GO, CPI
 5.50%, 05/01/01..........................................   3,700    3,714,323
                                                                   ------------
                                                                      4,814,323
                                                                   ------------
MISSOURI -- 3.7%
Boone County, IDA, VRDN, PCR, GTD Minnesota Mining &
 Manufacturing Project**
 4.40%, 12/07/00..........................................     500      500,000
Missouri State Health & Educational Facilities, VRDN,
 Washington University Project, SPA: Morgan Guaranty Trust
 Co. NY**
 4.10%, 12/07/00..........................................   2,790    2,790,000
Missouri State Development Finance Board, VRDN, RB, Union
 Station, LOC: Canadian Imperial Bank of Commerce**
 4.50%, 12/01/00..........................................   4,700    4,700,000
                                                                   ------------
                                                                      7,990,000
                                                                   ------------
NEW JERSEY -- 2.3%
State of New Jersey, GO
 4.50%, 03/01/01..........................................   1,000    1,001,197
New Jersey Economic Development Authority, VRDN, PCRB,
 MBIA, Pub Service Electric & Gas Co., SPA: Union Bank of
 Switzerland**
 3.80%, 12/07/00..........................................   4,000    4,000,000
                                                                   ------------
                                                                      5,001,197
                                                                   ------------
NEW YORK -- 5.2%
City of New York, New York Water Financial Authority,
 VRDN, INS: FGIC**
 4.50%, 12/01/00..........................................   5,175    5,175,000

                                                             Par
                                                            (000)     Value
                                                            ------ ------------

NEW YORK -- Continued
Long Island Power Authority, VRDN, RB, New York Electric
 Systems, MBIA, SPA: Credit Suisse First Boston**
 3.90%, 12/07/00..........................................  $4,000 $  4,000,000
Long Island Power Authority, TECP, RB, New York Electric
 Systems, LOC: Westdeutsche Landesbank/Bayerische
 Landesbank**
 4.45%, 01/03/01..........................................   2,000    2,000,000
                                                                   ------------
                                                                     11,175,000
                                                                   ------------
NORTH CAROLINA -- 5.8%
City of Durham, VRDN, COP, SPA: Wachovia Bank N.A.**
 4.20%, 12/07/00..........................................   5,000    5,000,000
City of Winston-Salem, VRDN, COP, CPI, SPA: Wachovia Bank
 N.A.**
 4.15%, 12/07/00..........................................   2,000    2,000,000
 4.15%, 12/07/00..........................................     500      500,000
North Carolina Medical Care Community, VRDN, RB, Duke
 University Hospital, SPA: Wachovia Bank N.A.**
 4.23%, 12/07/00..........................................   2,000    2,000,000
University of North Carolina, VRDN, RB, Housing Systems
 Revenue, SPA: Wachovia Bank N.A.**
 4.10%, 12/07/00..........................................   3,000    3,000,000
                                                                   ------------
                                                                     12,500,000
                                                                   ------------
OHIO -- 6.7%
Cuyahoga County, VRDN, Hospital Revenue, Cleveland Clinic,
 SPA: Bank of America**
 4.25%, 12/01/00..........................................   2,300    2,300,000
Cuyahoga County, VRDN, Hospital Revenue, Cleveland Clinic,
 Hosp. Liquidity**
 4.20%, 12/07/00..........................................   3,000    3,000,000

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          TAX-EXEMPT MONEY MARKET FUND
                      Statement of Net Assets -- Continued
                               November 30, 2000
                                  (Unaudited)

                                                             Par
                                                            (000)     Value
                                                            ------ ------------

OHIO -- Continued
Ohio State Air Quality Development Authority, VDRN, PCRB,
 Cincinnati Gas & Electric, LOC: Morgan Guaranty Trust Co.
 NY**
 4.25%, 12/01/00..........................................  $1,200 $  1,200,000
Ohio State Highway Improvements, GO
 5.00%, 05/01/01..........................................   2,500    2,508,482
Warren County, Ohio Health Care, VRDN, Otterbein Homes,
 LOC: Fifth Third Bank**
 4.40%, 12/07/00..........................................   5,445    5,445,000
                                                                   ------------
                                                                     14,453,482
                                                                   ------------
OREGON -- 1.2%
State of Oregon, GO, VRDN, RB, Veterans Welfare Board,
 LOC: Morgan Guaranty Trust Co. NY**
 4.30%, 12/07/00..........................................   2,600    2,600,000
                                                                   ------------
PENNSYLVANIA -- 7.6%
Delaware County, IDA, VRDN, General Electric Capital
 Corp.**
 4.05%, 12/07/00..........................................   2,200    2,200,000
Delaware County, IDA, VRDN, GTD, United Parcels Project**
 4.05%, 12/01/00..........................................   6,000    6,000,000
Cumberland County, RB, Dickinson College, LOC: Mellon Bank
 NA**
 4.375%, 11/01/01.........................................   1,500    1,500,000
State of Pennsylvania, GO, CPI
 5.90%, 11/15/01..........................................   1,650    1,673,628
University of Pittsburgh, VRDN, RB, Capital Project
 4.10%, 12/07/00..........................................   5,000    5,000,000
                                                                   ------------
                                                                     16,373,628
                                                                   ------------

                                                             Par
                                                            (000)     Value
                                                            ------ ------------

SOUTH CAROLINA -- 3.8%
Berkeley County, FRN, PCR, BP Amoco Chemical Co. Project
 4.20%, 12/01/00..........................................  $2,200 $  2,200,000
Lexington & Richland Counties, GO, School District #5
 4.50%, 03/01/01..........................................   2,910    2,911,710
York County, PCR, TECP, Duke Power Project
 4.55%, 01/03/01..........................................   3,000    3,000,000
                                                                   ------------
                                                                      8,111,710
                                                                   ------------
TEXAS -- 9.7%
City of Dallas, TECP, Rapid Transit, LOC: Westdeutsche
 Landesbank & Bayerische Landesbank
 4.25%, 12/01/00..........................................   2,000    2,000,000
City of Dallas, TECP, Rapid Transit, LOC: Westdeutsche
 Landesbank & Bayerische Landesbank
 4.30%, 01/03/01..........................................   2,700    2,700,000
Gulf Coast Waste Disposal Authority, VRDN, PCRB, Amoco Oil
 Co. Project
 4.20%, 12/01/00..........................................   3,000    3,000,000
Harris County, Health Facilities Development, VRDN,
 Methodist Hospital, SPA: Morgan Guaranty Trust Co. NY**
 4.25%, 12/01/00..........................................   2,900    2,900,000
Harris County, Health Facilities Development, VRDN, RB,
 St. Luke's Episcopal Hospital, SPA: Morgan Guaranty Trust
 Co. NY**
 4.15%, 12/01/00..........................................   2,500    2,500,000
North Central Texas Health Facilities Development, VRDN,
 RB, Presbyterian Medical Center, INS: MBIA: Bank of
 America**
 4.15%, 12/01/00..........................................   2,200    2,200,000

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         TAX-EXEMPT MONEY MARKET FUND
                     Statement of Net Assets -- Concluded
                               November 30, 2000
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                             ------ ------------

TEXAS -- Continued
Red River Education Finance Corporation, VRDN, RB, Texas
 Christian University Project
 4.05%, 12/07/00...........................................  $2,000 $  2,000,000
State of Texas, TRAN
 5.25%, 08/31/01...........................................   3,500    3,524,099
                                                                    ------------
                                                                      20,824,099
                                                                    ------------
UTAH -- 0.9%
State of Utah, GO, GPI
 6.00%, 07/02/01...........................................   1,870    1,887,910
                                                                    ------------
VIRGINIA -- 1.8%
State of Virginia, GO
 4.75%, 06/01/01...........................................   4,000    4,005,769
                                                                    ------------
WASHINGTON -- 0.5%
Washington Health Care Facilities Authority, VRDN, RB, Fred
 Hutchinson Cancer Center, LOC: Morgan Guaranty Trust Co,
 NY**
 4.45%, 12/01/00...........................................   1,000    1,000,000
                                                                    ------------
WISCONSIN -- 2.3%
State of Wisconsin, GO
 4.50%, 05/01/01...........................................   2,835    2,837,752
 State of Wisconsin, TECP
 4.25%, 12/05/00...........................................   2,213    2,213,000
                                                                    ------------
                                                                       5,050,752
                                                                    ------------
WYOMING -- 1.5%
Lincoln County, VRDN, PCRB, Exxon Project**
 4.05%, 12/01/00...........................................   2,000    2,000,000
Sublette County, VRDN, PCRB, Exxon Mobil Corp. Project**
 4.20%, 12/01/00...........................................   1,300    1,300,000
                                                                    ------------
                                                                       3,300,000
                                                                    ------------
 TOTAL MUNICIPAL BONDS
 (Cost $207,774,204).......................................          207,774,204
                                                                    ------------

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

INVESTMENT COMPANIES -- 4.1%
Goldman Sachs Financial Square Tax-Free Money Market
 Fund..................................................  5,219,287 $  5,219,287
Provident Institutional Funds --MuniFund...............  3,507,143    3,507,143
                                                                   ------------
 TOTAL INVESTMENT COMPANIES
 (Cost $8,726,430).....................................               8,726,430
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES -- 100.7%
 (Cost $216,500,634*).............................................  216,500,634
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7)%...................   (1,480,556)
                                                                   ------------
NET ASSETS -- 100.0%
 (equivalent to $1.00 per share based on 215,036,027 shares
 outstanding)..................................................... $215,020,078
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($215,020,078 / 215,036,027).....................................        $1.00
                                                                          =====

--------
 *  Aggregate cost for Federal income tax purposes.
** The rate shown is as of November 30, 2000 and the maturity date shown is the shorter of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              GROWTH & INCOME FUND
                            Statement of Net Assets
                               November 30, 2000
                                  (Unaudited)

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK -- 94.6%
Basic Materials -- 0.4%
RPM, Inc. ..............................................  212,150  $  1,988,906
                                                                   ------------
Capital Goods -- 10.7%
Caterpillar, Inc. ......................................  110,900     4,359,756
Emerson Electric Co. ...................................  157,000    11,441,375
General Electric Co. ...................................  124,350     6,163,097
Illinois Tool Works, Inc. ..............................   92,420     5,204,401
Ingersoll-Rand Co. .....................................  189,500     7,627,375
Kyocera ADR.............................................   28,000     3,624,250
SFR ABB Ltd. ...........................................   70,700     6,435,604
Siemens A G ADR.........................................   58,200     6,737,814
Sony Corp. .............................................    7,040       524,480
                                                                   ------------
                                                                     52,118,152
                                                                   ------------
Communication Services & Utilities -- 2.7%
AT&T Corp. .............................................   98,500     1,933,063
Verizon Communications..................................   93,900     5,276,006
Vodafone ADR............................................  115,000     3,938,750
WorldCom, Inc.*.........................................  130,745     1,953,003
                                                                   ------------
                                                                     13,100,822
                                                                   ------------
Consumer Cyclical -- 4.6%
Home Depot, Inc. .......................................  164,950     6,463,978
May Department Stores Co. ..............................  170,700     4,790,269
Wal-Mart Stores, Inc. ..................................  217,200    11,335,125
                                                                   ------------
                                                                     22,589,372
                                                                   ------------
Consumer Staples -- 10.2%
Colgate-Palmolive Co. ..................................  192,500    11,309,375
Nestle Registered ADR...................................   86,900     9,436,471
Pepsico, Inc. ..........................................  349,180    15,844,042
Philip Morris, Inc. ....................................  109,820     4,193,751
Procter & Gamble Co. ...................................  120,200     8,999,975
                                                                   ------------
                                                                     49,783,614
                                                                   ------------
Energy -- 4.7%
BP Amoco ADR............................................   97,700     4,634,644
Chevron Corp. ..........................................   68,700     5,624,813
Exxon Mobil Corp. ......................................   63,506     5,588,528
Schlumberger Ltd. ADR...................................  112,300     6,962,600
                                                                   ------------
                                                                     22,810,585
                                                                   ------------

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK -- Continued
Financial -- 16.6%
American International Group, Inc. .....................   91,450  $  8,864,934
Berkshire Hathaway, Inc.*...............................    3,896     8,469,904
Chubb Corp. ............................................  114,300     9,315,450
Citigroup, Inc. ........................................  139,600     6,953,825
Comerica, Inc. .........................................   86,000     4,477,375
Freddie Mac.............................................  133,400     8,062,363
Goldman Sachs Group, Inc. ..............................   43,400     3,564,225
Jefferson Pilot Corp. ..................................  167,650    11,442,113
Morgan Stanley Dean Witter..............................   54,400     3,447,600
SunTrust Banks, Inc. ...................................  157,600     8,008,050
UNUM Provident Corp. ...................................  311,000     8,397,000
                                                                   ------------
                                                                     81,002,839
                                                                   ------------
Health Care -- 15.1%
Amgen, Inc.*............................................  175,100    11,140,738
Bristol Myers Squibb Co. ...............................  263,360    18,254,140
Johnson & Johnson.......................................   94,900     9,490,000
Merck & Co., Inc. ......................................  165,400    15,330,513
Pfizer, Inc. ...........................................  443,315    19,644,396
                                                                   ------------
                                                                     73,859,787
                                                                   ------------
Technology -- Communications -- 5.5%
Alcatel.................................................   60,300     3,045,150
Corning, Inc. ..........................................  224,000    13,104,000
Lucent Technologies.....................................  145,172     2,259,239
Nokia Corp. ADR.........................................  100,400     4,292,100
Qualcomm, Inc.*.........................................   50,700     4,068,675
                                                                   ------------
                                                                     26,769,164
                                                                   ------------
Technology -- Hardware -- 13.2%
Cisco Systems, Inc.*....................................  371,980    17,808,542
EMC Corp.*..............................................   62,400     4,641,000
Hewlett-Packard Co. ....................................  251,600     7,956,850
IBM.....................................................  134,100    12,538,350
Intel Corp. ............................................  235,900     8,993,687
Palm Inc.*..............................................  141,053     5,104,355
Sun Microsystems*.......................................   39,500     3,004,469
Texas Instruments, Inc. ................................  114,300     4,264,819
                                                                   ------------
                                                                     64,312,072
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             GROWTH & INCOME FUND
                     Statement of Net Assets -- Concluded
                               November 30, 2000
                                  (Unaudited)

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK -- Continued
Technology -- Other -- 1.3%
Agilent Technologies, Inc.*.............................   120,441  $  6,285,515
                                                                    ------------
Technology -- Software -- 0.3%
Microsoft*..............................................    28,900     1,658,137
                                                                    ------------
Transportation -- 6.4%
Norfolk Southern Corp. .................................   256,400     3,685,750
Southwest Airlines Co. .................................   789,390    24,915,122
United Parcel Service...................................    45,800     2,779,488
                                                                    ------------
                                                                      31,380,360
                                                                    ------------
Utilities -- 2.9%
Constellation Energy Group..............................    92,400     3,759,525
Southern Co. ...........................................   142,000     4,481,875
TXU Corp. ..............................................   148,500     5,930,719
                                                                    ------------
                                                                      14,172,119
                                                                    ------------
 TOTAL COMMON STOCK
 (Cost $304,089,535)....................................             461,831,444
                                                                    ------------
                                                             Par
                                                            (000)
                                                            -----
REPURCHASE AGREEMENTS -- 5.3%
Banc of America Securities, LLC (Agreement dated
 11/30/00 to be repurchased at $12,703,269
 collateralized by $11,660,000 (Value $12,984,191) U.S.
 Treasury Notes, 11.625%, due 11/15/02)
 6.43%, 12/01/00........................................   $12,701    12,701,000
Goldman Sachs Group, Inc.
(Agreement dated 11/30/00 to be repurchased at
 $13,002,333 collateralized by $10,590,000 (Value
 $13,308,076) U.S. Treasury Notes, 11.75%, due 2/15/10)
 6.46%, 12/01/00........................................    13,000    13,000,000
                                                                    ------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $25,701,000).....................................              25,701,000
                                                                    ------------

                                                                      Value
                                                                      -----

TOTAL INVESTMENTS IN SECURITIES -- 99.9%
 (Cost $329,790,535**)............................................ $487,532,444
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%.....................      271,795
                                                                   ------------
NET ASSETS -- 100.0%
 (equivalent to $22.77 per share based on 21,422,749 shares
 outstanding)..................................................... $487,804,239
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($487,804,239 / 21,422,749)......................................       $22.77
                                                                         ======

--------
 *  Non-income producing securities.
** Cost for Federal income tax purposes is $329,861,694. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................. $175,918,572
   Excess of tax cost over value................................. $(18,247,822)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                               EQUITY INCOME FUND
                            Statement of Net Assets
                               November 30, 2000
                                  (Unaudited)

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK -- 97.1%
Basic Materials -- 5.4%
Air Products & Chemicals................................   49,650  $  1,709,822
E.I. duPont deNemours & Co..............................   37,800     1,599,412
International Paper Co..................................   51,500     1,744,563
Phelps Dodge Corp.......................................   30,700     1,508,138
                                                                   ------------
                                                                      6,561,935
                                                                   ------------
Capital Goods -- 12.2%
Boeing Corp. ...........................................   38,400     2,652,000
Caterpillar, Inc. ......................................   47,700     1,875,206
General Electric Co. ...................................   93,100     4,614,269
Ingersol-Rand Co. ......................................   53,000     2,133,250
Minnesota Mining & Manufacturing........................   19,600     1,957,550
Timken Co. .............................................  105,450     1,416,984
                                                                   ------------
                                                                     14,649,259
                                                                   ------------
Communication Services -- 6.2%
AT&T Corp...............................................   27,300       535,762
Qwest Communications International*.....................   35,250     1,330,688
Verizon Communications..................................   80,050     4,497,809
WorldCom, Inc.*.........................................   78,075     1,166,245
                                                                   ------------
                                                                      7,530,504
                                                                   ------------
Consumer Cyclicals -- 9.2%
Carnival Cruise.........................................   78,350     1,777,566
Dana Corp. .............................................   45,500       762,125
Fleetwood Enterprises...................................  101,400     1,267,500
Gannett Co., Inc. ......................................   33,675     1,805,822
General Motors Corp. ...................................   26,750     1,324,125
Wal-Mart Stores, Inc. ..................................   57,775     3,015,133
Whirlpool Corp. ........................................   28,800     1,126,800
                                                                   ------------
                                                                     11,079,071
                                                                   ------------
Consumer Staples -- 6.0%
Albertson's, Inc........................................   39,275     1,003,967
Conagra.................................................   59,100     1,503,356
Pepsico, Inc. ..........................................   43,475     1,972,678
Procter & Gamble Co. ...................................   37,525     2,809,684
                                                                   ------------
                                                                      7,289,685
                                                                   ------------

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK -- Continued
Energy -- 8.1%
BP Amoco ADR............................................   75,150  $  3,564,928
Exxon Mobil Corp........................................   49,200     4,329,600
Halliburton Co..........................................   55,600     1,855,650
                                                                   ------------
                                                                      9,750,178
                                                                   ------------
Finance -- 18.2%
Chubb Corp. ............................................   29,800     2,428,700
CIT Group, Inc. ........................................  130,200     2,188,988
Citigroup, Inc. ........................................   23,600     1,175,575
First Union Corp. (N.C.)................................   41,600     1,045,200
Freddie Mac.............................................   46,300     2,798,256
Jefferson Pilot Corp. ..................................   18,500     1,262,625
Lincoln National Corp. .................................   27,100     1,224,581
J.P. Morgan & Co. ......................................   25,200     3,397,275
T. Rowe Price Associates................................   26,500       967,250
Regions Financial Corp. ................................   49,450     1,199,163
Union Planters Corp. ...................................   41,550     1,412,700
UNUMProvident Corp. ....................................   44,350     1,197,450
Wachovia Corp. .........................................   33,450     1,674,591
                                                                   ------------
                                                                     21,972,354
                                                                   ------------
Health Care -- 11.7%
American Home Products..................................   66,600     4,004,325
Bristol Myers Squibb Co. ...............................   61,550     4,266,184
Johnson & Johnson.......................................   34,000     3,400,000
Schering-Plough Corp. ..................................   44,175     2,476,561
                                                                   ------------
                                                                     14,147,070
                                                                   ------------
Technology -- Communications -- 0.6%
Lucent Technologies.....................................   46,350       721,322
                                                                   ------------
Technology -- Hardware -- 5.2%
Hewlett-Packard Co. ....................................   54,350     1,718,819
IBM.....................................................   27,350     2,557,225
Intel Corp. ............................................   53,500     2,039,688
                                                                   ------------
                                                                      6,315,732
                                                                   ------------
Technology -- Other -- 2.6%
Electronic Data Services................................   48,050     2,543,647
General Motors -- Class H*..............................   28,200       613,068
                                                                   ------------
                                                                      3,156,715
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              EQUITY INCOME FUND
                     Statement of Net Assets -- Concluded
                               November 30, 2000
                                  (Unaudited)

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

Technology -- Software -- 1.5%
Auto Desk ..............................................    25,450  $    656,928
Microsoft*..............................................    20,500     1,176,188
                                                                    ------------
                                                                       1,833,116
                                                                    ------------
Transportation -- 3.1%
Norfolk Southern Corp...................................    86,450     1,242,719
Southwest Airlines Co...................................    79,150     2,498,172
                                                                    ------------
                                                                       3,740,891
                                                                    ------------
Utilities -- 7.1%
Enron Corp..............................................    58,200     3,768,450
Southern Co.............................................    97,375     3,073,398
Williams Cos. ..........................................    47,500     1,680,312
                                                                    ------------
                                                                       8,522,160
                                                                    ------------
 TOTAL COMMON STOCK
 (Cost $96,705,400).....................................             117,269,992
                                                                    ------------
                                                             Par
                                                            (000)
                                                            -----

REPURCHASE AGREEMENT -- 2.7%
Banc of America Securities, LLC
(Agreement dated 11/30/00 to be repurchased at
 $3,257,582 collateralized by $3,220,000 (Value
 $3,326,313) U.S. Treasury Notes, 6.25%, due 6/30/02)
 6.43%, 12/01/00........................................    $3,257     3,257,000
                                                                    ------------
 TOTAL REPURCHASE AGREEMENT
 (Cost $3,257,000)......................................               3,257,000
                                                                    ------------

                                                                       Value
                                                                       -----

TOTAL INVESTMENTS IN SECURITIES -- 99.8%
 (Cost $99,962,400**).............................................. $120,526,992
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%......................      263,756
                                                                    ------------
NET ASSETS -- 100.0%
 (equivalent to $5.06 per share based on 23,852,960 shares
 outstanding)...................................................... $120,790,748
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($120,790,748 / 23,852,960).......................................        $5.06
                                                                           =====

--------
 * Non-income producing securities.
** Cost for Federal income tax purposes is $100,741,294. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................. $ 36,986,125
   Excess of tax cost over value................................. $(17,200,427)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                               EQUITY GROWTH FUND
                            Statement of Net Assets
                               November 30, 2000
                                  (Unaudited)

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK -- 88.8%
Capital Goods -- 5.6%
American Power Conversion*...............................   80,000  $   940,000
Celestica Inc.*..........................................   17,700      922,612
General Electric Co. ....................................   31,200    1,546,350
Tyco International.......................................   20,000    1,055,000
                                                                    -----------
                                                                      4,463,962
                                                                    -----------
Communication Services -- 11.2%
AT&T Corp................................................   24,000      471,000
Global Crossing Ltd.*....................................  106,600    1,319,175
Qwest Communications International*......................   33,000    1,245,750
SBC Communications, Inc..................................   27,000    1,483,312
Sprint...................................................   24,000      552,000
Verizon Communications...................................   30,500    1,713,719
Vodafone ADR.............................................   35,000    1,198,750
WorldCom, Inc.*..........................................   63,000      941,062
                                                                    -----------
                                                                      8,924,768
                                                                    -----------
Consumer Cyclicals -- 8.0%
Carnival Cruise..........................................   64,200    1,456,537
Gap, Inc. ...............................................   30,000      748,125
Home Depot, Inc. ........................................   21,000      822,937
Staples, Inc.*...........................................   60,000      720,000
Target Corp..............................................   60,000    1,803,750
Wal-Mart Stores, Inc.....................................   16,000      835,000
                                                                    -----------
                                                                      6,386,349
                                                                    -----------
Consumer Staples -- 3.4%
Colgate-Palmolive Co.....................................   11,000      646,250
McDonald's Corp..........................................   24,000      765,000
Nestle ADR*..............................................    5,000      542,950
Pepsico, Inc.............................................   15,600      707,850
                                                                    -----------
                                                                      2,662,050
                                                                    -----------
Energy -- 0.7%
Baker Hughes.............................................   18,000      595,125
                                                                    -----------
Financial Services -- 5.8%
American Express Co......................................   20,400    1,120,725
Freddie Mac..............................................   24,000    1,450,500
Lincoln National Corp. ..................................   16,000      723,000

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK -- Continued
Financial Services -- Continued
T. Rowe Price Assoc......................................   14,300  $   521,950
Wells Fargo Co...........................................   16,000      759,000
                                                                    -----------
                                                                      4,575,175
                                                                    -----------
Health Care -- 14.9%
American Home Products...................................   20,000    1,202,500
Amgen, Inc.*.............................................   19,000    1,208,875
Baxter International.....................................   11,000      952,187
Bristol Myers Squibb Co. ................................   16,000    1,109,000
Chiron Corp.*............................................   13,200      539,550
Genzyme Corp.*...........................................   10,000      878,125
Guidant Corp.*...........................................   20,000    1,078,750
Pfizer, Inc..............................................   59,300    2,627,731
Schering-Plough Corp. ...................................   40,000    2,242,500
                                                                    -----------
                                                                     11,839,218
                                                                    -----------
Technology -- Communications -- 4.4%
Lucent Technologies......................................   70,000    1,089,375
Nokia Corp. ADR..........................................   33,000    1,410,750
Qualcomm, Inc.*..........................................   12,000      963,000
                                                                    -----------
                                                                      3,463,125
                                                                    -----------
Technology -- Hardware -- 20.8%
3Com Corp.*..............................................   29,500      361,375
Cisco Systems*...........................................   60,000    2,872,500
EMC Corp*................................................   35,000    2,603,125
Gateway, Inc.*...........................................   22,000      418,000
Hewlett-Packard Co. .....................................   20,600      651,475
IBM......................................................    8,300      776,050
Intel Corp. .............................................   40,000    1,525,000
Motorola, Inc. ..........................................   50,000    1,003,125
Palm, Inc.*..............................................   43,754    1,583,348
RF Micro Services, Inc.*.................................   20,000      380,000
Sun Microsystems*........................................   14,000    1,064,875
Teradyne, Inc.*..........................................   21,000      631,313
Texas Instruments, Inc...................................   30,000    1,119,375
Xilinx, Inc.*............................................   40,000    1,560,000
                                                                    -----------
                                                                     16,549,561
                                                                    -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                               EQUITY GROWTH FUND
                      Statement of Net Assets -- Concluded
                               November 30, 2000
                                  (Unaudited)

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

   COMMON STOCK -- Continued
   Technology--Other -- 3.6%
   Agilent Technologies, Inc.*..........................     9,000  $    469,688
   Avnet, Inc...........................................    50,000       881,250
   Electronic Data Services.............................    11,800       624,663
   General Motors--Class H*.............................    39,000       847,860
                                                                    ------------
                                                                       2,823,461
                                                                    ------------
   Technology--Software -- 7.4%
   American Online, Inc.*...............................    45,000     1,827,450
   Auto Desk............................................    29,000       748,563
   Computer Assoc. International........................    13,500       352,688
   Microsoft*...........................................    28,000     1,606,500
   Oracle Corp.*........................................    20,000       530,000
   Veritas Software*....................................     8,000       780,500
                                                                    ------------
                                                                       5,845,701
                                                                    ------------
   Transportation -- 1.4%
   Southwest Airlines Co................................    34,000     1,073,125
                                                                    ------------
   Utilities -- 1.6%
   Williams Cos. .......................................    36,000     1,273,500
                                                                    ------------
    TOTAL COMMON STOCK
    (Cost $66,619,766)..................................            $ 70,475,120
                                                                    ------------

                                                            Par
                                                           (000)     Value
                                                           -----     -----

   REPURCHASE AGREEMENTS -- 12.3%
   Banc of America Securities, LLC
   (Agreement dated 11/30/00 to be repurchased at
    $4,769,852 collateralized by $4,830,000 (Value
    $4,878,300) U.S. Treasury Notes, 6.50%, due 5/31/02)
    6.43%, 12/01/00......................................  $4,769 $ 4,769,000
   Goldman Sachs Group, Inc.
   (Agreement dated 11/30/00 to be repurchased at
    $5,000,897 collateralized by $4,040,000 (Value
    $5,141,667) U.S. Treasury Notes, 8.00%, due 11/15/21)
    6.46%, 12/01/00......................................   5,000   5,000,000
                                                                  -----------
    TOTAL REPURCHASE AGREEMENTS
    (Cost $9,769,000)....................................           9,769,000
                                                                  -----------
   TOTAL INVESTMENTS IN SECURITIES -- 101.1%
    (Cost $76,388,766**).........................................  80,244,120
   LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1)%...............    (858,565)
                                                                  -----------
   NET ASSETS -- 100.0%
    (equivalent to $10.60 per share based on 7,492,334 shares
    outstanding)................................................. $79,385,555
                                                                  ===========
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    ($79,385,555 / 7,492,334)....................................      $10.60
                                                                       ======

--------
 * Non-income producing securities.
** Cost for Federal income tax purposes is $76,554,267. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................. $ 15,276,488
   Excess of tax cost over value................................. $(11,586,635)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           CAPITAL OPPORTUNITIES FUND
                            Statement of Net Assets
                               November 30, 2000
                                  (Unaudited)

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK -- 88.2%
Business Services -- 9.6%
Bright Horizons Family*..................................    7,700  $   218,487
Corporate Executive Board*...............................    5,100      183,281
Dycom Industries, Inc.*..................................    5,300      198,087
Espeed, Inc.*............................................   13,300      184,537
Hall Kinion & Associates*................................   15,000      258,750
Heidrick & Struggles*....................................    7,100      351,450
Skillsoft Corp.*.........................................    8,500      133,875
Trimeris, Inc.*..........................................    5,000      341,875
                                                                    -----------
                                                                      1,870,342
                                                                    -----------
Capital Goods -- 0.8%
Mettler-Toledo International*............................    3,300      154,894
                                                                    -----------
Consumer Non-Durables -- 8.8%
Constellation Brands, Inc.*..............................    4,100      200,900
Cost Plus, Inc.*.........................................   12,700      339,725
Hibbett Sporting Goods*..................................   12,900      369,262
Hot Topic, Inc.*.........................................    3,600      133,200
Linens 'n Things, Inc.*..................................    8,500      233,219
Skechers USA, Inc.*......................................   10,400      128,050
Too, Inc.*...............................................    9,600      159,000
Tweeter Home Entertainment*..............................    9,300      151,125
                                                                    -----------
                                                                      1,714,481
                                                                    -----------
Consumer Services -- 14.6%
California Pizza Kitchen*................................    1,400       42,525
CEC Entertainment, Inc.*.................................   12,400      413,850
Extended Stay America*...................................   25,500      317,156
F.Y.I., Inc.*............................................   13,900      404,837
Morrison Management Special..............................    4,400      123,200
Ruby Tuesday, Inc........................................   15,800      239,963
Sonic Corp.*.............................................   11,700      456,300
The Cheesecake Factory*..................................   11,800      511,088
West Teleservices Corp.*.................................   12,700      338,138
                                                                    -----------
                                                                      2,847,057
                                                                    -----------
Financial -- 19.6%
American Capital Strategies..............................   15,100      321,819
CFS Bancorp, Inc.........................................    6,600       69,300
Doral Financial Corp.....................................   29,800      562,475
East West Bancorp, Inc...................................   23,000      503,125
Financial Federal Corp.*.................................   20,100      467,325

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK -- Continued
Financial -- Continued
Metris Companies, Inc....................................   13,700  $   331,369
Radian Group, Inc........................................    8,300      539,500
Trenwick Group Ltd.......................................   22,300      476,663
Union Acceptance Corp.*..................................   11,500       63,250
Webster Financial........................................   20,200      470,913
                                                                    -----------
                                                                      3,805,739
                                                                    -----------
Health Care -- 14.5%
Cima Labs*...............................................   14,500      779,375
Cubist Pharmaceuticals*..................................   10,500      341,250
Esperion Therapeutics*...................................    1,600       21,600
Exelixis, Inc.*..........................................    3,300       47,850
Inhale Therapeutic*......................................    2,700      103,950
Intrabiotics Pharmaceutical*.............................   12,600      176,400
Neurocrine Biosciences*..................................    8,900      258,656
Tanox, Inc.*.............................................   21,000      808,500
United Therapeutics Corp.*...............................    5,700      276,094
                                                                    -----------
                                                                      2,813,675
                                                                    -----------
Technology -- Communications -- 3.5%
Radware Ltd.*............................................    7,000      128,188
SBA Communications*......................................    7,300      271,925
Stanford Microdevices*...................................    9,300      174,956
Tut Systems*.............................................    7,500       53,438
Western Multiplex Corp.*.................................    8,300       47,984
                                                                    -----------
                                                                        676,491
                                                                    -----------
Technology -- Hardware -- 0.4%
Advanced Energy Industries*..............................    3,400       66,831
Coorstek, Inc.*..........................................      500       12,188
                                                                    -----------
                                                                         79,019
                                                                    -----------
Technology -- Software -- 16.4%
Broadbase Software*......................................   26,100      142,734
Crossworlds Software*....................................   15,500       65,875
Extensity, Inc.*.........................................    7,300       57,031
Fundtech Limited*........................................   14,400      219,600
Jack Henry & Associates..................................    9,800      525,525
Netiq Corp.*.............................................   12,200      979,050
Onyx Software Corp.*.....................................   15,100      216,119
Synquest, Inc.*..........................................   34,400      231,125

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           CAPITAL OPPORTUNITIES FUND
                      Statement of Net Assets -- Concluded
                               November 30, 2000
                                  (Unaudited)

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK -- Continued
Technology -- Software -- Continued
Vastera*................................................    45,500  $    457,844
Webex Communications, Inc.*.............................    10,600       285,538
                                                                    ------------
                                                                       3,180,441
                                                                    ------------
 TOTAL COMMON STOCK
 (Cost $19,191,890).....................................              17,142,139
                                                                    ------------
                                                          Par (000)
                                                          ---------

AGENCY OBLIGATIONS -- 12.8%
Federal Home Loan Bank -- 7.4%
Notes
 6.40%, 12/08/00........................................   $   925       923,689
Discount Notes
 6.86%, 12/15/00........................................       520       518,613
                                                                    ------------
                                                                       1,442,302
                                                                    ------------
Federal Home Loan Mortgage Corp. -- 5.4%
Notes
 6.38%, 12/08/00........................................       500       499,291
 6.395%, 12/26/00.......................................       295       293,634
Discount Notes
 6.38%, 12/05/00........................................        90        89,920
 6.76%, 12/19/00........................................       165       164,442
                                                                    ------------
                                                                       1,047,287
                                                                    ------------
 TOTAL AGENCY OBLIGATIONS
 (Cost $2,490,030)......................................               2,489,589
                                                                    ------------

                                                                    Value
                                                                    -----

TOTAL INVESTMENTS IN SECURITIES -- 101.0%
 (Cost $21,681,920**)........................................... $19,631,728
                                                                 -----------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.0)%.................    (194,230)
                                                                 -----------
NET ASSETS -- 100.0%
 (equivalent to $8.44 per share based on 2,303,023 shares
 outstanding)................................................... $19,437,498
                                                                 ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($19,437,498 / 2,303,023)......................................       $8.44
                                                                       =====

--------
 *  Non-income producing securities.
** Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost.................................. $ 1,751,851
   Excess of tax cost over value.................................. $(3,802,043)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INTERNATIONAL EQUITY FUND
                            Statement of Net Assets
                               November 30, 2000
                                  (Unaudited)

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK & PREFERRED STOCK -- 91.0%
FINLAND -- 1.6%
Nokia....................................................   38,066  $ 1,595,511
                                                                    -----------
FRANCE -- 8.5%
AXA......................................................   16,681    2,337,836
Carrefour Supermarche....................................   24,457    1,474,311
Total Fina Elf...........................................   18,380    2,628,750
Vivendi..................................................   31,688    1,958,481
                                                                    -----------
                                                                      8,399,378
                                                                    -----------
GERMANY -- 5.5%
Deutsche Bank............................................   18,694    1,357,171
Muenchener Rueckversichenngs.............................    7,109    2,332,388
Siemens..................................................   15,836    1,812,748
                                                                    -----------
                                                                      5,502,307
                                                                    -----------
HONG KONG -- 1.8%
Bank of East Asia........................................  200,000      434,646
Hutchison Whampoa........................................   73,000      872,786
South China Morning Post Holdings........................  171,000      112,912
Sun Hung Kai Properties..................................   49,000      378,520
                                                                    -----------
                                                                      1,798,864
                                                                    -----------
INDIA -- 0.5%
Icici Ltd................................................   46,000      454,250
                                                                    -----------
ITALY -- 2.2%
Assicurazioni General....................................   58,797    2,147,105
                                                                    -----------
JAPAN -- 20.5%
Advantest Corp. .........................................    5,300      622,960
Daiwa Securities Group...................................   91,000      957,063
DDI Corp. ...............................................      163      768,124
Fuji Machine Manufacturing Co. ..........................   11,300      286,144
Ito Yokado Co. ..........................................   10,000      501,033
Marubeni Corp.* .........................................  301,000      717,371
Matsushita Communication Industrial Co. .................    7,700    1,073,276
Mitsubishi Chemical Corp. ...............................  275,000      769,605
Mori Seiki Co. ..........................................   27,000      297,614
Murata Manufacturing Co. ................................    9,300    1,242,562
Nippon Express Co. ......................................  112,000      701,699
Nippon Steel Corp. ......................................  523,000      925,403

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK & PREFERRED STOCK -- Continued
JAPAN -- Continued
Nippon Telegraph & Telephone  Corp.......................        62 $   534,525
NTT DoComo Inc. .........................................        26     664,252
Obayashi Corp. ..........................................   134,000     626,625
Okuma Corp. .............................................   105,000     378,212
Ricoh Co. ...............................................    70,000   1,244,277
Rohm Co. ................................................     3,400     819,527
Sanwa Bank...............................................    37,000     266,550
Sekisui House............................................    59,000     572,044
Sharp Corp. .............................................    93,000   1,108,231
Shin Etsu Chemical Co. ..................................    26,000   1,164,202
Sony Corp. ..............................................    10,500     792,445
Takashimaya Co. .........................................    80,000     577,045
Tokyo Bank-Mitsubishi....................................    64,000     692,166
Tokyo Electron...........................................     7,000     499,227
Toppan Printing Co. .....................................   125,000   1,087,828
Toshiba Corp. ...........................................    60,000     425,201
                                                                    -----------
                                                                     20,315,211
                                                                    -----------
MEXICO -- 1.3%
Grupo Televisa GDR.......................................    27,700   1,289,781
                                                                    -----------
NETHERLANDS -- 14.1%
ASM Lithography..........................................    48,989   1,028,163
Elsevier.................................................   145,092   1,835,166
Fortis...................................................    66,321   1,951,344
ING Group................................................    37,777   2,722,194
Philips Electronics......................................    27,032     894,421
Royal Dutch Petroleum....................................    28,809   1,727,880
TNT Post Group...........................................    78,995   1,894,468
VNU......................................................    42,586   1,860,959
                                                                    -----------
                                                                     13,914,595
                                                                    -----------
SOUTH AFRICA -- 0.4%
Profurn Ltd. ............................................ 1,050,000     379,735
                                                                    -----------
SPAIN -- 6.4%
Banco Santander..........................................   153,957   1,365,651
Grupo Prisa*.............................................    76,012   1,246,606
Repsol...................................................   127,323   2,081,463
Telefonica de Espana.....................................   103,831   1,631,437
                                                                    -----------
                                                                      6,325,157
                                                                    -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INTERNATIONAL EQUITY FUND
                     Statement of Net Assets -- Concluded
                               November 30, 2000
                                  (Unaudited)

                                                           Number of
                                                            Shares      Value
                                                           ---------    -----

COMMON STOCK & PREFERRED STOCK -- Continued
SWEDEN -- 3.3%
Electrolux...............................................    95,395  $ 1,322,204
Nordic Baltic Holding....................................   271,367    1,921,204
                                                                     -----------
                                                                       3,243,408
                                                                     -----------
SWITZERLAND -- 9.8%
Novartis Ag..............................................     1,789    2,902,390
Roche Holdings NPV.......................................       195    1,932,306
Syngenta*................................................     1,789       80,393
UBS......................................................    16,977    2,347,389
Zurich Financial Services................................     4,517    2,435,784
                                                                     -----------
                                                                       9,698,262
                                                                     -----------
THAILAND -- 0.0%
Golden Land Property*....................................   440,000       49,203
                                                                     -----------
UNITED KINGDOM -- 15.1%
British Telecom..........................................   188,089    1,618,475
British Airways..........................................   132,853      755,684
Cable & Wireless.........................................   149,143    1,828,829
Centrica.................................................   622,209    2,116,906
Glaxo Wellcome...........................................    74,396    2,163,064
Granada Group............................................   238,066    2,269,571
Scottish & Newcastle.....................................   232,461    1,735,012
Vodafone Group...........................................   718,411    2,459,485
                                                                     -----------
                                                                      14,947,026
                                                                     -----------
 TOTAL COMMON STOCK &
  PREFERRED STOCK
 (Cost $97,327,505)......................................             90,059,793
                                                                     -----------

                                                             Par
                                                            (000)     Value
                                                            -----     -----

SHORT-TERM INVESTMENTS -- 6.3%
Eurodollar Time Deposit
State Street Bank & Trust Co.
 6.0%, 12/1/00............................................  $6,190 $ 6,190,000
                                                                   -----------
 TOTAL SHORT-TERM INVESTMENTS
 (Cost $6,190,000)........................................           6,190,000
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES -- 97.3%
 (Cost $103,517,505**)............................................  96,249,793
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.7%.....................   2,691,906
                                                                   -----------
NET ASSETS  -- 100.0%
 (equivalent to $11.05 per share based on 8,955,229 shares
 outstanding)..................................................... $98,941,699
                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($98,941,699 / 8,955,229)........................................      $11.05
                                                                        ======

--------
 *  Non-income producing securities.
** Cost for Federal income tax purposes is $103,598,529. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................. $  4,885,429
   Excess of tax cost over value................................. $(12,234,165)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          DIVERSIFIED REAL ESTATE FUND
                            Statement of Net Assets
                               November 30, 2000
                                  (Unaudited)

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

REAL ESTATE INVESTMENT TRUSTS -- 90.8%
Apartments -- 29.4%
AMLI Residential Properties Trust........................   10,200  $   205,275
Apartment Investment & Management Co. ...................   10,000      460,000
Archstone Communities....................................   18,500      447,469
Avalonbay Communities....................................   13,634      638,242
BRE Properties, Inc. ....................................   12,000      384,750
Equity Residential Properties Trust......................   14,950      762,450
Essex Property Trust.....................................    5,000      262,813
Gables Residential Trust.................................   10,200      263,287
Home Properties..........................................   14,000      401,625
Post Properties, Inc. ...................................   16,000      551,000
Charles E Smith Residential Realty.......................    7,700      349,869
Summit Properties, Inc. .................................   17,000      411,187
United Dominion Realty Trust,  Inc.......................   23,500      221,781
VelocityHSI, Inc.* ......................................    2,000          562
                                                                    -----------
                                                                      5,360,310
                                                                    -----------
Diversified -- 10.7%
Colonial Properties Trust................................    8,400      211,050
Duke-Weeks Realty Corp. .................................   20,678      470,425
Eastgroup Properties.....................................   14,900      295,206
Liberty Property Trust...................................   10,800      283,500
Spieker Properties, Inc. ................................    6,300      329,175
Vornado Realty Trust.....................................   10,000      369,375
                                                                    -----------
                                                                      1,958,731
                                                                    -----------
Health Care -- 3.0%
Health Care Property Investors...........................   11,000      299,750
Meditrust Companies*.....................................    8,004       21,011
Nationwide Health Properties,  Inc.......................   14,100      190,350
Omega Healthcare Investors,  Inc. .......................    7,000       27,562
                                                                    -----------
                                                                        538,673
                                                                    -----------
Hotels & Lodging -- 1.2%
RFS Hotel Investors, Inc. ...............................    5,000       63,438
Starwood Hotels & Resorts................................    4,600      147,200
                                                                    -----------
                                                                        210,638
                                                                    -----------

                                                           Number of
                                                            Shares      Value
                                                           ---------    -----

REAL ESTATE INVESTMENT TRUSTS -- Continued
Office Properties -- 23.1%
Arden Realty Group, Inc. ................................    11,500  $   281,031
Boston Properties, Inc. .................................    16,300      691,731
Carramerica Realty Corp. ................................    18,400      543,950
Corporate Office Properties Trust........................    19,000      179,313
Cousins Properties, Inc. ................................    20,600      567,787
Crescent Real Estate Equities, Inc. .....................     7,500      166,875
Equity Office Properties Trust...........................    21,607      654,962
Highwood Properties, Inc. ...............................    15,000      327,188
Mack Cali Realty Corp. ..................................    14,800      392,200
Prentiss Properties Trust................................    16,000      401,000
                                                                     -----------
                                                                       4,206,037
                                                                     -----------
Retail -- 13.1%
Burnham Pacific Property, Inc. ..........................     2,400       11,400
CBL & Associates Properties, Inc. .......................     6,900      158,269
Federal Realty Investment Trust..........................    10,800      207,900
General Growth Properties, Inc. .........................     8,000      263,000
IRT Property Company.....................................     9,800       79,012
Kimco Realty Corp. ......................................     8,500      350,625
Pan Pacific Retail Properties............................    12,650      261,697
Regency Realty Corp. ....................................     8,000      174,000
Rouse Co. ...............................................    10,300      258,787
Simon Property Group, Inc. ..............................    16,500      378,469
Taubman Centers, Inc. ...................................    23,800      246,925
                                                                     -----------
                                                                       2,390,084
                                                                     -----------
Storage -- 2.0%
Public Storage, Inc. ....................................     7,600      166,725
Sovran Self Storage, Inc. ...............................     7,400      134,125
Storage USA, Inc. .......................................     2,400       65,550
                                                                     -----------
                                                                         366,400
                                                                     -----------
Warehouse/Industrial -- 8.3%
Centerpoint Properties Trust.............................    10,000      462,500
First Industrial Realty Trust, Inc. .....................    17,100      547,200
Prologis Trust...........................................    23,620      496,020
                                                                     -----------
                                                                       1,505,720
                                                                     -----------
 TOTAL REAL ESTATE INVESTMENT TRUSTS
 (Cost $15,927,317)......................................             16,536,593
                                                                     -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          DIVERSIFIED REAL ESTATE FUND
                      Statement of Net Assets -- Concluded
                               November 30, 2000
                                  (Unaudited)

                                                           Number of
                                                            Shares      Value
                                                           ---------    -----

INVESTMENT COMPANIES -- 9.2%
Goldman Sachs Financial Square Prime Obligations Fund....   837,675  $   837,675
Provident Institutional Funds --TempFund.................   840,852      840,852
                                                                     -----------
 TOTAL INVESTMENT COMPANIES
 (Cost $1,678,527).......................................              1,678,527
                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES -- 100.0%
 (Cost $17,605,844**)...............................................  18,215,120
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%.......................       7,980
                                                                     -----------
NET ASSETS -- 100.0%
 (equivalent to $9.53 per share based on 1,912,272 shares
 outstanding)....................................................... $18,223,100
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($18,223,100 / 1,912,272)..........................................       $9.53
                                                                           =====

--------
 *  Non-income producing securities.
** Aggregate cost for Federal income tax purposes is $17,632,369. The aggre-gate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................... $1,407,838
   Excess of tax cost over value................................... $ (825,087)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           LIMITED MATURITY BOND FUND
                            Statement of Net Assets
                               November 30, 2000
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                             -----     -----

AGENCY OBLIGATIONS -- 26.1%
Federal Farm Credit Banks -- 1.2%
Debentures
 5.125%, 04/02/01..........................................  $2,000 $  1,990,780
                                                                    ------------
Federal Home Loan Mortgage Corp -- 8.9%
Debentures
 5.00%, 01/15/04...........................................   1,000      966,070
 7.01%, 07/11/07...........................................   1,000      996,310
 6.00%, 04/01/14...........................................  10,060    9,802,001
Mortgage Backed Securities
 6.625%, 09/15/09..........................................   2,500    2,531,250
                                                                    ------------
                                                                      14,325,631
                                                                    ------------
Federal National Mortgage Association -- 11.9%
Notes
 6.375%, 06/15/09..........................................   4,675    4,665,136
Mortgage Backed Securities
 6.50%, 11/01/13 (Pool #252098)............................   4,783    4,730,431
 6.50%, 04/01/14 (Pool #323654)............................   7,968    7,881,165
 6.00%, 04/01/14 (Pool #484807)............................   1,751    1,705,049
                                                                    ------------
                                                                      18,981,781
                                                                    ------------
Government National Mortgage Association -- 4.1%
Mortgage Backed Securities
 6.00%, 06/15/13 (Pool #456934)............................   1,997    1,951,885
 6.00%, 07/15/13 (Pool #433894)............................   2,859    2,793,972
 6.50%, 06/15/14 (Pool #510976)............................     750      745,313
 6.50%, 11/15/15 (Pool #479694)............................   1,000      993,750
                                                                    ------------
                                                                       6,484,920
                                                                    ------------
 TOTAL AGENCY OBLIGATIONS
 (Cost $42,036,640)........................................           41,753,112
                                                                    ------------
DOMESTIC CORPORATE BONDS -- 34.2%
Automotive -- 3.6%
Ford Motor Credit Corp.
 6.00%, 01/14/03...........................................   2,800    2,747,500
Ford Motor Credit Corp.
 7.50%, 03/15/05...........................................   2,000    2,017,500
Toyota Motor Credit Corp.
 5.625%, 11/13/03..........................................   1,000      980,000
                                                                    ------------
                                                                       5,745,000
                                                                    ------------

                                                           Par
                                                          (000)     Value
                                                          -----     -----

DOMESTIC CORPORATE BONDS -- Continued
Beverages -- 3.1%
Coca-Cola Enterprises Putable Asset Trust
 6.00%, 03/15/01......................................... $1,000 $    996,250
Coca-Cola Enterprises
 5.75%, 11/01/08.........................................  1,000      928,750
Pepsico Inc. Medium Term Note
 5.75%, 01/02/03.........................................  3,000    2,947,500
                                                                 ------------
                                                                    4,872,500
                                                                 ------------
Chemicals -- 1.2%
E.I. duPont deNemours & Co.
 Medium Term Note
 6.00%, 03/06/03.........................................  2,000    1,982,500
                                                                 ------------
Computer Software -- 1.3%
Sun Microsystems, Inc.
 7.65%, 08/15/09.........................................  2,000    2,062,500
                                                                 ------------
Consumer Staples -- 0.6%
Unilever
 6.75%, 11/01/03.........................................  1,000    1,007,500
                                                                 ------------
Defense -- 1.3%
United Technologies Corp.
 7.00%, 09/15/06.........................................  2,000    2,035,000
                                                                 ------------
Finance -- 5.8%
Associates Corp. North America
 6.50%, 07/15/02.........................................  2,000    1,997,500
IBM Credit
 5.76%, 05/15/01.........................................  2,000    1,995,000
Norwest Financial, Inc.
 6.375%, 11/15/03........................................  1,000      991,250
SunTrust Banks, Inc.
 6.25%, 06/01/08.........................................  2,000    1,857,500
Wachovia Corp.
 6.70%, 06/21/04.........................................  2,500    2,487,500
                                                                 ------------
                                                                    9,328,750
                                                                 ------------
Home Furnishings -- 1.5%
Leggett & Platt, Inc.
 7.65%, 02/15/05.........................................  2,250    2,320,312
                                                                 ------------
Manufacturing -- 0.8%
Minnesota Mining & Manufacturing Co.
 5.62%, 07/15/09.........................................  1,297    1,259,948
                                                                 ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           LIMITED MATURITY BOND FUND
                      Statement of Net Assets -- Continued
                               November 30, 2000
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                             -----     -----

DOMESTIC CORPORATE BONDS -- Continued
Printing & Publishing -- 2.5%
Dow Jones & Co., Inc.
 5.75%, 12/01/00...........................................  $2,000 $  1,999,959
Times Mirror Corp.
 6.65%, 10/15/01...........................................   2,000    1,997,500
                                                                    ------------
                                                                       3,997,459
                                                                    ------------
Railroads -- 1.3%
Union Pacific Corp.
 6.125%, 01/15/04..........................................   2,150    2,093,563
                                                                    ------------
Real Estate -- 0.6%
Equity Office Properties, LP
 6.75%, 02/15/08...........................................   1,000      946,250
                                                                    ------------
Retail Merchandising -- 1.1%
Wal-Mart Stores
 6.875%, 08/10/09..........................................   1,750    1,774,062
                                                                    ------------
Technology -- 0.9%
Hewlett Packard
 7.15%, 06/15/05...........................................   1,350    1,373,625
                                                                    ------------
Telecommunications -- 1.2%
WorldCom, Inc.
 6.125%, 08/15/01..........................................   2,000    1,990,000
                                                                    ------------
Utilities -- Gas/Gas & Electric -- 6.7%
Baltimore Gas & Electric
 6.50%, 02/15/03...........................................   3,000    2,981,250
Consolidated Natural Gas Co.
 5.75%, 08/01/03...........................................     475      461,344
Enron Corp.
 6.625%, 11/15/05..........................................   2,750    2,715,625
Northern Illinois Gas Co.
 6.45%, 08/01/01...........................................   2,500    2,496,875
Wisconsin Electric Power
 6.625%, 12/01/02..........................................   2,000    2,007,500
                                                                    ------------
                                                                      10,662,594
                                                                    ------------
Utilities -- Telephone -- 0.7%
Ameritech Capital Funding
 6.125%, 10/15/01..........................................   1,200    1,194,000
                                                                    ------------
 TOTAL DOMESTIC CORPORATE BONDS
 (Cost $54,909,165)........................................           54,645,563
                                                                    ------------

                                                          Par
                                                         (000)     Value
                                                         -----     -----

FOREIGN BONDS -- 3.6%
Finance -- 1.6%
Japan Bank for International Cooperation
 7.125%, 06/20/05......................................  $2,500 $  2,578,125
                                                                ------------
Governments -- 2.0%
Deutschland
 4.50%, 07/04/09.......................................   2,600    2,187,919
Ontario Province Global Notes
 5.50%, 10/01/08.......................................   1,000      938,750
                                                                ------------
                                                                   3,126,669
                                                                ------------
 TOTAL FOREIGN BONDS
 (Cost $5,829,224).....................................            5,704,794
                                                                ------------
ASSET BACKED SECURITIES -- 6.5%
Auto Loan -- 0.2%
Banc One Auto Grantor Trust
 6.27%, 11/20/03.......................................     388      387,412
                                                                ------------
Credit Card -- 2.7%
Citibank Credit Card Master Trust
 6.839%, 02/10/04......................................   4,250    4,250,595
                                                                ------------
Recreational Vehicles -- 1.9%
CIT RV Trust
 5.99%, 05/15/09.......................................   3,000    2,985,030
                                                                ------------
Stranded Cost -- 1.7%
California Infrastructure
 6.17%, 03/25/03.......................................     540      538,841
 6.16%, 06/25/03.......................................     591      589,325
Comed Transitional Funding Trust
 5.34%, 03/25/04.......................................   1,700    1,669,893
                                                                ------------
                                                                   2,798,059
                                                                ------------
 TOTAL ASSET-BACKED SECURITIES
 (Cost $10,467,175)....................................           10,421,096
                                                                ------------
U.S. TREASURY OBLIGATIONS -- 16.6%
U.S. Treasury Notes
 5.00%, 02/28/01.......................................   1,000      996,980
 6.375%, 03/31/01......................................   5,000    5,001,900
 6.50%, 05/31/01.......................................   4,040    4,047,393
 5.875%, 11/30/01......................................   6,000    5,989,680
 6.125%, 12/31/01......................................   3,000    3,004,260
 6.25%, 01/31/02.......................................   3,000    3,009,750

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           LIMITED MATURITY BOND FUND
                      Statement of Net Assets -- Concluded
                               November 30, 2000
                                  (Unaudited)

                                                           Par
                                                          (000)     Value
                                                          -----     -----

U.S. TREASURY OBLIGATIONS -- Continued
U.S. Treasury Notes -- Continued
 6.25%, 02/28/02........................................  $3,000 $  3,012,690
 5.625%, 05/15/08.......................................   1,500    1,512,750
                                                                 ------------
 TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $26,504,805).....................................           26,575,403
                                                                 ------------
REPURCHASE AGREEMENTS -- 6.0%
Banc of America Securities LLC
(Agreement dated 11/30/00 to be repurchased at
 $4,564,815 collateralized by $4,420,000 (Value
 $4,673,163) U.S. Treasury Bills, 6.50%, due 10/15/06)
 6.43%, 12/01/00........................................   4,564    4,564,000
Merrill Lynch Government Securities, Inc.
(Agreement dated 11/30/00 to be repurchased at
 $5,000,897 collateralized by $5,260,000 (Value
 $5,104,304) U.S. Treasury Bills, 7.00%, due 05/31/01)
 6.46%, 12/01/00........................................   5,000    5,000,000
                                                                 ------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $9,564,000)......................................            9,564,000
                                                                 ------------

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

INVESTMENT COMPANIES -- 6.3%
Goldman Sachs Financial Square Prime Obligations Fund...  5,000,000 $  5,000,000
Provident Institutional Funds --TempFund................  5,000,000    5,000,000
                                                                    ------------
 TOTAL INVESTMENT COMPANIES
 (Cost $10,000,000).....................................              10,000,000
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES -- 99.3%
 (Cost $159,311,009*)..............................................  158,663,968
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%......................    1,167,160
                                                                    ------------
NET ASSETS -- 100.0%
 (equivalent to $10.30 per share based on 15,512,430 shares
 outstanding)...................................................... $159,831,128
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($159,831,128 / 15,512,430).......................................       $10.30
                                                                          ======

--------
 * Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost.................................. $   799,729
   Excess of tax cost over value.................................. $(1,446,770)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             TOTAL RETURN BOND FUND
                            Statement of Net Assets
                               November 30, 2000
                                  (Unaudited)

                                                             Par
                                                            (000)     Value
                                                            -----     -----

AGENCY OBLIGATIONS -- 58.8%
Federal Home Loan Mortgage Corp. -- 15.1%
Notes
 6.625%, 09/15/09.......................................... $2,600 $  2,632,500
Collateralized Mortgage Obligation
 6.25%, 12/15/16 (Pool #2018PAC)...........................    176      174,830
 6.175%, 08/15/18 (Pool #2035).............................    446      441,888
 6.80%, 10/15/26 (Pool #2051)..............................  1,720    1,699,417
 5.696%, 04/01/29 (Pool ARM)...............................  1,758    1,738,216
Debentures
 7.30%, 08/24/06...........................................  1,000      999,700
Mortgage Backed Securities
 6.00%, 02/01/14 (Pool #E74547)............................    814      793,096
 6.50%, 09/01/24 (Pool #G00320)............................  1,933    1,881,450
 7.50%, 07/01/26 (Pool #D72963)............................    151      152,256
 6.50%, 10/01/27 (Pool #C00561)............................     26       25,662
 7.50%, 10/01/27 (Pool #D82914)............................    167      168,189
 6.50%, 10/01/27 (Pool #D83095)............................     27       26,412
 6.50%, 10/01/27 (Pool #D83337)............................    565      549,754
 7.00%, 11/01/27 (Pool #D83947)............................  1,484    1,471,624
 6.03%, 05/01/28 (Pool #786307)............................    359      366,905
 6.50%, 03/01/29 (Pool #C00731)............................  3,636    3,538,327
 6.50%, 06/01/29 (Pool #C27091)............................    418      406,936
 7.00%, 01/01/30 (Pool #C35372)............................  2,913    2,888,874
                                                                   ------------
                                                                     19,956,036
                                                                   ------------
Federal National Mortgage Association -- 28.1%
Collateralized Mortgage Obligation
 5.70%, 06/25/17 (Pool #X-225C)............................    137      135,921
 6.00%, 11/18/17 (Pool #1998-26)...........................    947      937,396
 6.25%, 03/25/19 (Pool #PAC93-37)..........................    362      360,073
Notes
 5.125%, 02/13/04..........................................  1,000      971,410
 6.375%, 06/15/09..........................................  6,275    6,261,760
Medium Term Notes
 6.50%, 12/27/01...........................................    250      249,855
 7.14%, 03/12/07...........................................    245      246,651
 7.00%, 08/27/12...........................................  1,000      999,950
Mortgage Backed Securities
 7.00%, 04/01/04 (Pool #377898)............................     79       79,485
 7.50%, 10/01/07 (Pool #177233)............................    103      104,867
 6.00%, 01/01/09 (Pool #265989)............................    950      925,625
 7.00%, 04/01/11 (Pool #338884)............................    293      293,682
 7.50%, 08/01/26 (Pool #349416)............................    116      116,664

                                                             Par
                                                            (000)     Value
                                                            -----     -----

AGENCY OBLIGATIONS -- Continued
Federal National Mortgage Association -- Continued
Mortgage Backed Securities -- Continued
 8.00%, 09/01/26 (Pool #250675)............................ $  229 $    233,386
 7.00%, 04/01/27 (Pool #313458)............................    412      408,694
 8.00%, 08/01/27 (Pool #392496)............................    414      422,824
 8.00%, 09/01/27 (Pool #398392)............................     27       27,344
 8.00%, 10/01/27 (Pool # 331320)...........................     79       80,522
 7.50%, 10/01/27 (Pool #395593)............................    454      457,724
 8.00%, 10/01/27 (Pool #395770)............................      9        9,584
 7.50%, 10/01/27 (Pool #396031)............................    562      565,892
 7.00%, 10/01/27 (Pool #398928)............................    225      223,452
 6.50%, 10/01/27 (Pool #399065)............................    352      342,080
 8.00%, 10/01/27 (Pool #399081)............................    380      387,718
 8.00%, 10/01/27 (Pool #402178)............................    196      199,567
 7.00%, 11/01/27 (Pool #251286)............................    636      630,565
 6.50%, 11/01/27 (Pool #402786)............................    134      130,456
 6.50%, 12/01/27 (Pool #354802)............................    515      501,266
 6.50%, 01/01/28 (Pool #406700)............................  1,483    1,442,084
 7.00%, 03/01/29 (Pool #491183)............................  2,106    2,086,640
 6.50%, 06/01/29 (Pool #49086).............................  3,909    3,801,345
 6.50%, 07/01/29 (Pool #506752)............................  4,396    4,275,138
 8.00%, 05/01/30 (Pool #253266)............................  4,853    4,952,001
 7.50%, 08/01/30 (Pool #539623)............................  4,090    4,120,592
                                                                   ------------
                                                                     36,982,213
                                                                   ------------
Government National Mortgage Association -- 15.6%
Mortgage Backed Securities
 9.00%, 05/15/16 (Pool #163606)............................      9        9,720
 9.00%, 11/15/16 (Pool #181127)............................    112      116,365
 9.00%, 11/15/16 (Pool #183984)............................      4        4,521
 9.00%, 01/15/17 (Pool #175218)............................      4        4,033
 8.00%, 05/15/17 (Pool #180719)............................     32       32,967
 8.00%, 05/15/17 (Pool #217626)............................     66       67,716
 9.00%, 04/15/18 (Pool #236277)............................      8        8,706
 10.00%, 05/15/19 (Pool #274305)...........................     29       30,904
 9.00%, 11/15/19 (Pool #247019)............................     44       45,336
 9.00%, 06/15/21 (Pool #305720)............................     84       86,933
 9.00%, 06/15/21 (Pool #309078)............................    116      120,385
 9.00%, 07/15/21 (Pool #309027)............................     52       53,533
 9.00%, 07/15/21 (Pool #309084)............................     27       28,421
 9.00%, 08/15/21 (Pool #296154)............................     48       49,541
 9.00%, 08/15/21 (Pool #306259)............................     72       74,773
 9.00%, 09/15/21 (Pool #272061)............................     30       31,569

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             TOTAL RETURN BOND FUND
                      Statement of Net Assets -- Continued
                               November 30, 2000
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                             -----     -----

AGENCY OBLIGATIONS -- Continued
Government National Mortgage Association -- Continued
Mortgage Backed Securities -- Continued
 9.00%, 09/15/21 (Pool #305911)............................  $   42 $     43,879
 9.00%, 09/15/21 (Pool #308283)............................      69       71,926
 9.00%, 09/15/21 (Pool #308920)............................      98      101,499
 9.00%, 09/15/21 (Pool #313023)............................      11       11,809
 9.00%, 09/15/21 (Pool #314939)............................      14       14,046
 8.00%, 02/15/23 (Pool #332531)............................     826      845,578
 7.00%, 05/20/24 (Pool #1716)..............................     133      131,307
 7.00%, 10/15/25 (Pool #409958)............................     298      296,377
 7.00%, 01/15/26 (Pool #382719)............................     233      232,060
 7.00%, 01/15/26 (Pool #422404)............................     219      218,346
 6.50%, 02/15/26 (Pool #405214)............................     116      113,068
 7.00%, 02/15/26 (Pool #421686)............................     713      709,772
 6.50%, 02/15/26 (Pool #425085)............................      95       92,539
 6.50%, 03/15/26 (Pool #395468)............................     157      153,518
 7.00%, 01/15/27 (Pool #436748)............................     306      304,991
 7.00%, 02/15/27 (Pool #428935)............................     296      294,606
 7.00%, 08/15/27 (Pool #443508)............................     203      201,971
 8.50%, 08/15/27 (Pool #453213)............................     195      201,188
 6.75%, 08/20/27 (Pool #80104).............................     705      716,622
 8.00%, 09/15/27 (Pool #453740)............................     132      134,690
 7.00%, 09/15/27 (Pool #453980)............................     247      245,971
 7.00%, 09/15/27 (Pool #454825)............................      31       31,036
 7.00%, 10/15/27 (Pool #445227)............................     221      220,533
 7.00%, 10/15/27 (Pool #453576)............................      80       79,431
 7.00%, 10/15/27 (Pool #455319)............................     236      235,159
 7.00%, 11/15/27 (Pool #452737)............................     376      374,464
 7.00%, 12/15/27 (Pool #443780)............................     313      312,139
 7.00%, 04/15/28 (Pool #471672)............................      45       45,277
 6.50%, 07/15/28 (Pool #468090)............................     855      834,813
 6.50%, 12/15/28 (Pool #471541)............................   1,368    1,335,559
 6.50%, 01/15/29 (Pool #490890)............................     906      884,535
 7.00%, 03/15/29 (Pool #470151)............................   2,291    2,281,342
 7.50%, 10/15/29 (Pool #505982)............................   2,398    2,426,181
 7.50%, 10/15/29 (Pool #521954)............................     989    1,000,484
 7.50%, 12/15/29 (Pool #434626)............................   4,448    4,499,111
                                                                    ------------
                                                                      20,461,250
                                                                    ------------
 TOTAL AGENCY OBLIGATIONS
 (Cost $76,829,901)........................................           77,399,499
                                                                    ------------

                                                             Par
                                                            (000)     Value
                                                            -----     -----

DOMESTIC CORPORATE BONDS -- 14.2%
Automotive -- 3.4%
Ford Motor Co.
 6.375%, 02/01/29.......................................... $2,650 $  2,133,250
General Motors Acceptance Corp.
 7.125%, 05/01/01..........................................    400      400,500
 6.375%, 12/01/01..........................................  2,000    1,995,000
                                                                   ------------
                                                                      4,528,750
                                                                   ------------
Banking and Financial Services -- 3.6%
American Express Credit Corp.
 6.25%, 08/10/05...........................................  1,000    1,012,750
CIT Group, Inc.
 5.625%, 10/15/03..........................................  1,000      960,000
Merrill Lynch, Inc.
 6.00%, 02/12/03...........................................  1,000      985,000
SunTrust Banks, Inc.
 6.25%, 06/01/08...........................................  2,000    1,857,500
                                                                   ------------
                                                                      4,815,250
                                                                   ------------
Beverages -- 1.1%
Anheuser Busch Co., Inc.
 6.75%, 06/01/05...........................................    500      498,750
Coca Cola Co., Inc.
 5.75%, 11/01/08...........................................  1,000      928,750
                                                                   ------------
                                                                      1,427,500
                                                                   ------------
Computer Software -- 1.6%
Sun MicroSystems
 7.65%, 08/15/09...........................................  2,000    2,062,500
                                                                   ------------
Defense -- 1.9%
United Tech Corp.
 6.50%, 06/01/09...........................................  2,500    2,446,875
                                                                   ------------
Oil & Gas Transmission -- 1.0%
Enron Corp.
 7.375%, 05/15/19..........................................  1,320    1,305,150
                                                                   ------------
Real Estate -- 0.9%
Operating LP
 6.75%, 02/15/08...........................................  1,250    1,182,813
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             TOTAL RETURN BOND FUND
                      Statement of Net Assets -- Continued
                               November 30, 2000
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                             -----     -----

DOMESTIC CORPORATE BONDS -- Continued
Telecommunications -- 0.7%
Lucent Technologies
 6.50%, 01/15/28...........................................  $1,250 $    937,500
                                                                    ------------
 TOTAL DOMESTIC CORPORATE BONDS
 (Cost $19,022,073)........................................           18,706,338
                                                                    ------------
FOREIGN BONDS -- 4.9%
Governments -- 3.4%
Deutschland
 4.50%, 07/04/09...........................................   3,000    2,524,522
Manitoba Province Canada
 6.125%, 01/19/04..........................................   1,000      993,750
Mexico
 6.25%, 12/31/19...........................................   1,000      893,700
                                                                    ------------
                                                                       4,411,972
                                                                    ------------
Telecommunication -- 1.5%
Deutsch Telecom
 8.25%, 06/15/30...........................................   2,000    1,987,500
                                                                    ------------
 TOTAL FOREIGN BONDS
 (Cost $6,707,593).........................................            6,399,472
                                                                    ------------
ASSET BACKED SECURITIES -- 4.0%
Auto Loan -- 0.4%
BancOne Auto Grantor Trust
 6.27%, 11/20/03...........................................     285      284,471
Premier Auto Trust
 6.35%, 04/06/02...........................................     241      241,252
                                                                    ------------
                                                                         525,723
                                                                    ------------
Credit Card -- 2.9%
Citibank Credit Card Master Trust
 6.839%, 02/10/04..........................................   3,750    3,750,525
                                                                    ------------
Electric Utility -- 0.7%
Comed Transitional Fdg Trust
 5.34%, 03/25/04...........................................   1,000      982,290
                                                                    ------------
 TOTAL ASSET-BACKED SECURITIES
 (Cost $5,291,514).........................................            5,258,538
                                                                    ------------

                                                              Par
                                                             (000)     Value
                                                             -----     -----

U.S. TREASURY OBLIGATIONS -- 8.1%
U.S. Treasury Notes -- TIPS
 3.875%, 01/15/09..........................................  $1,164 $  1,170,285
 3.88%, 01/15/09...........................................   1,694    1,702,233
U.S. Treasury Bonds
 8.00%, 11/15/21...........................................   1,000    1,269,680
 6.25%, 08/15/23...........................................     700      742,504
 6.875%, 08/15/25..........................................   3,100    3,554,118
 6.00%, 02/15/26...........................................   2,130    2,199,715
                                                                    ------------
 TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $9,665,016).........................................           10,638,535
                                                                    ------------
REPURCHASE AGREEMENTS -- 4.2%
Banc of America Securities LLC
 (Agreement dated 11/30/00 to be repurchased at $2,467,441
  collateralized by $2,600,000 (Value $2,524,600) U.S.
  Treasury Bills, due 5/24/01)
  6.43%, 12/01/00..........................................   2,467    2,467,000
Merrill Lynch Government Securities, Inc.
 (Agreement dated 11/30/00 to be repurchased at $3,000,538
  collateralized by $3,000,000 (Value $3,061,612) U.S.
  Treasury Bills, due 5/31/01)
  6.46%, 12/01/00..........................................   3,000    3,000,000
                                                                    ------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $5,467,000).........................................            5,467,000
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             TOTAL RETURN BOND FUND
                      Statement of Net Assets -- Concluded
                               November 30, 2000
                                  (Unaudited)

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

INVESTMENT COMPANIES -- 5.2%
Goldman Sachs Financial Square Prime Obligations Fund...  2,830,705 $  2,830,705
Offit High Yield Bond Fund..............................    460,254    3,990,399
                                                                    ------------
 TOTAL INVESTMENT COMPANIES
 (Cost $7,327,705)......................................               6,821,104
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES -- 99.4%
 (Cost $130,310,802*)..............................................  130,690,486
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%......................      851,887
                                                                    ------------
NET ASSETS -- 100.0%
 (equivalent to $9.71 per share based on 13,543,338 shares
 outstanding)...................................................... $131,542,373
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($131,542,373 / 13,543,338).......................................        $9.71
                                                                           =====

--------
 * Cost for Federal income tax purposes is $130,328,880. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost.................................. $ 2,414,630
   Excess of tax cost over value.................................. $(2,053,024)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         MARYLAND TAX-EXEMPT BOND FUND
                            Statement of Net Assets
                               November 30, 2000
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                             -----     -----

DISTRICT OF COLUMBIA -- 1.7%
Washington D.C., Metropolitan Transit Authority, RB, INS:
 FGIC
 6.00%, 07/01/09...........................................  $  600 $   656,250
                                                                    -----------
MARYLAND -- 84.6%
Allegany County, PCR, Westvaco Corp. Project
 5.90%, 07/01/04...........................................     200     205,250
Annapolis MD, GO, CPI
 5.00%, 11/01/16...........................................     440     427,350
Baltimore City, GO, CPI, INS: FGIC
 5.00%, 10/15/16...........................................     500     489,375
Baltimore City, RB, Refunding -- Auto Parking Revenue, INS:
 FGIC
 5.90%, 07/01/13...........................................   1,000   1,087,500
Baltimore City, RB, Waste Water Project, INS: FGIC
 5.50%, 07/01/26...........................................     300     300,000
Baltimore County, GO, INS: MBIA
 7.00%, 10/15/10...........................................     450     528,750
Baltimore County, GO, Water Utility Improvements,
 Prerefunded 7/01/02 @ 102
 6.125%, 07/01/12..........................................     300     313,500
Baltimore MD, RB, School Systems
 4.85%, 11/01/11...........................................     450     450,562
 5.125%, 11/01/14..........................................     455     456,706
Charles County, GO
 6.25%, 06/01/02...........................................     500     513,125
Frederick County, GO
 5.00%, 07/01/02...........................................     750     757,500
 5.00%, 08/01/09...........................................     500     506,875
 5.25%, 07/01/12...........................................     250     257,188
Harford County, GO, CPI, UT
 5.50%, 12/01/07...........................................     920     971,750
 5.00%, 12/01/14...........................................     125     123,438
Harford County, GO, CPI, UT, Prerefunded 12/1/07 @ 102
 5.00%, 12/01/14...........................................     125     130,156
Howard County, GO, CPI
 5.00%, 02/15/06...........................................     650     665,437
Howard County, GO, CPI
 5.25%, 08/15/09...........................................     130     133,250

                                                              Par
                                                             (000)     Value
                                                             -----     -----

MARYLAND -- Continued
Howard County, GO, Prerefunded 8/15/03 @ 102
 5.25%, 08/15/12...........................................  $  250 $   259,375
Maryland National Capital Park & Planning Commission --
  Prince George's County, GO, GPI Prerefunded 7/01/03 @ 102
 5.15%, 07/01/11...........................................      10      10,350
Maryland National Capital Park & Planning Commission --
  Prince George's County, GO, Unrefunded Balance
 5.15%, 07/01/11...........................................     290     293,625
 5.375%, 01/15/14..........................................     450     459,563
Maryland State & Local Facilities, GPI, GO
 5.00%, 10/15/04...........................................   1,000   1,021,250
 5.25%, 06/15/06...........................................     500     518,750
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development,
 Single Family
 5.80%, 04/01/17...........................................     420     426,300
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development,
 Infrastructure
 5.125%, 06/01/17..........................................     325     318,500
 5.15%, 06/01/22...........................................     390     372,450
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development,
 Multi-family
 5.05%, 05/15/18...........................................     250     240,312
Maryland State Department of Transportation, RB
 5.00%, 09/01/02...........................................     500     505,625

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         MARYLAND TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Continued
                               November 30, 2000
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                             -----     -----

MARYLAND -- Continued
Maryland State Health & Higher Educational Facilities
 Authority, College of Notre Dame, INS: MBIA
 4.45%, 10/01/12...........................................  $  290 $   272,600
 5.30%, 10/01/18...........................................     460     458,850
Maryland State Health & Higher Educational Facilities
 Authority, RB, Helix Health Inc., INS: AMBAC, ETM
 4.10%, 07/01/01...........................................     900     899,172
 5.125%, 07/01/11..........................................     600     615,000
 5.125%, 07/01/12..........................................     555     565,406
Maryland State Health & Higher Educational Facilities
 Authority, RB, Refunding, Johns Hopkins University
 5.50%, 07/01/01...........................................     440     442,948
 5.125%, 07/01/11..........................................     600     617,250
 5.25%, 07/01/16...........................................     750     757,500
 5.25%, 07/01/17...........................................     500     503,125
 5.125%, 07/01/20..........................................     500     495,000
Maryland State Health & Higher Educational Facilities
 Authority, RB, Loyola College
 5.25%, 10/01/29...........................................     500     482,500
 5.00%, 10/01/39...........................................     750     688,125
Maryland State Health & Higher Educational Facilities
 Authority, RB, University of Maryland Medical System, INS:
 FGIC
 5.40%, 07/01/07...........................................     300     309,750
Maryland State Transportation Authority, RB
 5.50%, 07/01/03...........................................   1,000   1,026,250
 5.75%, 07/01/15...........................................     150     151,500
Maryland Water Quality Financing Administration, RB,
 Revolving Loan Fund, Prerefunded 9/01/03 @ 100
 5.40%, 09/01/12...........................................     300     307,500
Montgomery County Revenue Authority, RB, Olney Indoor
 Swim Project
 5.25%, 10/01/12...........................................     250     254,062

                                                              Par
                                                             (000)     Value
                                                             -----     -----

MARYLAND -- Continued
Montgomery County, GO, CPI
 5.00%, 05/01/18...........................................  $1,000 $   966,250
Montgomery County, RB, Housing Opportunity Community
 Housing Multi-Family, Avalon Knoll, FNMA COLL
 5.70%, 07/01/10...........................................     150     156,563
Prince George's County Hospital, RB, Prerefunded 7/01/02 @
 102
 7.20%, 07/01/06...........................................     500     530,625
Prince George's County, GO, INS: AMBAC
 5.25%, 03/15/03...........................................     500     509,375
Prince George's County, RB, IDA
 6.00%, 07/01/09...........................................     675     716,344
Prince George's County, RB, IDA
 5.00%, 10/01/12...........................................     500     505,000
Prince George's County, GO, INS: MBIA
 5.25%, 03/15/15...........................................     400     403,000
Saint Mary's County, GO
 5.50%, 10/01/14...........................................   1,000   1,032,500
Saint Mary's College, REV, INS: AMBAC
 5.55%, 09/01/30...........................................     500     504,375
University of Maryland, RB, Refunding, Auxiliary Facilities
 & Tuition
 5.125%, 04/01/13..........................................     400     403,000
 5.00%, 04/01/15...........................................     500     491,250
 4.50%, 10/01/18...........................................   1,000     882,500
Washington County, GO, INS: FGIC
 5.25%, 01/01/06...........................................     200     205,750
 5.00%, 01/01/16...........................................     675     660,656
 5.50%, 01/01/20...........................................     300     303,750
Washington Suburban Sanitary District, GO, General
 Construction
 5.25%, 06/01/24...........................................     440     428,450
Washington Suburban Sanitary District, GO, General
 Construction, Prerefunded 6/01/01 @ 102
 6.90%, 06/01/09...........................................     285     294,183

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         MARYLAND TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Concluded
                               November 30, 2000
                                  (Unaudited)

                                                               Par
                                                              (000)     Value
                                                              -----     -----

MARYLAND -- Continued
Wicomico County, GO, INS: FGIC
 4.05%, 02/01/07............................................  $  250 $   240,312
 5.00%, 02/01/15............................................     755     743,675
Worcester County, GO
 5.20%, 08/01/08............................................   1,310   1,355,850
                                                                     -----------
                                                                      32,923,758
                                                                     -----------
PUERTO RICO -- 7.8%
Children's Trust Fund, RB, Puerto Rico Tobacco
 6.00%, 07/01/26............................................     750     751,875
Puerto Rico Commonwealth Highway & Transportation Authority,
 RB, Refunding Bonds, INS: MBIA
 5.00%, 07/01/38............................................     750     703,125
Puerto Rico Commonwealth, GO, GPI, RB, FSA
 5.00%, 07/01/27............................................     305     290,894
Puerto Rico Electric Power Authority, RB, FSA
 4.50%, 07/01/19............................................   1,000     905,000
Puerto Rico Electric Power Authority, RB, MBIA: IBC
 5.00%, 07/01/28............................................     400     378,500
                                                                     -----------
                                                                       3,029,394
                                                                     -----------
 TOTAL MUNICIPAL BONDS
 (Cost $36,229,626).........................................          36,609,402
                                                                     -----------

                                                            Shares      Value
                                                            ------      -----

INVESTMENT COMPANIES -- 5.3%
Goldman Sachs Financial Square Tax-Free Money Market
 Fund....................................................  1,107,950 $ 1,107,950
Provident Institutional Funds -- MuniFund................    957,127     957,127
                                                                     -----------
 TOTAL INVESTMENT COMPANIES
 (Cost $2,065,077).......................................              2,065,077
                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES -- 99.4%
 (Cost $38,294,703*)................................................  38,674,479
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%.......................     216,061
                                                                     -----------
NET ASSETS -- 100.0%
 (equivalent to $10.63 per share based on 3,657,848 shares
 outstanding)....................................................... $38,890,540
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($38,890,540 / 3,657,848)..........................................      $10.63
                                                                          ======

--------
 * Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost.................................... $ 560,899
   Excess of tax cost over value.................................... $(181,123)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                       INTERMEDIATE TAX-EXEMPT BOND FUND
                            Statement of Net Assets
                               November 30, 2000
                                  (Unaudited)

                                                             Par
                                                            (000)     Value
                                                            -----     -----

ALABAMA -- 3.5%
Alabama State, GO, Zero coupon Bond
 0.00%, 10/01/05........................................... $3,520 $ 2,785,200
                                                                   -----------
ARIZONA -- 3.9%
Arizona State Transportation Board Highway, RB,
 Prerefunded 7/1/02 @ 101.5
 6.50%, 07/01/11...........................................  2,000   2,092,500
Mesa, GO, INS: AMBAC
 6.00%, 07/01/02...........................................  1,000   1,025,000
                                                                   -----------
                                                                     3,117,500
                                                                   -----------
DELAWARE -- 2.6%
Delaware Transportation Authority, RB
 5.70%, 07/01/06...........................................  2,000   2,070,000
                                                                   -----------
DISTRICT OF COLUMBIA -- 1.3%
District of Columbia, RB, Howard University, INS: MBIA
 5.25%, 10/01/02...........................................  1,000   1,015,000
                                                                   -----------
FLORIDA -- 5.3%
Florida State Brd of Fin --Enviromental, RB
 5.75%, 07/01/07...........................................  1,000   1,065,000
Florida State Department of Transportation, GO
 Prerefunded 7/1/05 @ 101
 5.80%, 07/01/18...........................................  2,000   2,122,500
St. Lucie County, RB, INS: MBIA
 5.50%, 04/01/10...........................................  1,000   1,056,250
                                                                   -----------
                                                                     4,243,750
                                                                   -----------
GEORGIA -- 7.2%
Fulton County, GO, Prerefunded 1/01/04 @ 102
 5.40%, 01/01/08...........................................  2,000   2,087,500
Georgia State, GO
 5.50%, 08/01/06...........................................  2,000   2,097,500
Georgia State, GO
 6.50%, 12/01/03...........................................  1,500   1,586,250
                                                                   -----------
                                                                     5,771,250
                                                                   -----------

                                                              Par
                                                             (000)     Value
                                                             -----     -----

ILLINOIS -- 11.8%
Chicago Water Reclamation Greater Chicago, RB
 5.60%, 12/01/09...........................................  $1,050 $ 1,111,688
Elgin County, GO
 5.50%, 01/01/01...........................................   1,200   1,201,020
Illinois Education Facilities Authority, Univ of Chicago,
 RB, Prerefunded 12/1/03 @ 102
 5.70%, 12/01/25...........................................   3,625   3,810,781
Illinois State Toll Highway Authority, RB
 Prerefunded 1/1/03 @ 102
 6.375%, 01/01/20..........................................   1,500   1,580,625
University of Illinois Participation Certificate, INS: MBIA
 5.75%, 08/15/08...........................................   1,605   1,709,325
                                                                    -----------
                                                                      9,413,439
                                                                    -----------
KENTUCKY -- 3.9%
Kentucky State Turnpike Authority, RB, Economic Development
 Road Revenue, INS: AMBAC
 5.00%, 07/01/02...........................................   2,000   2,020,000
Kentucky State Turnpike Authority, RB, Revitalization
 5.50%, 07/01/10...........................................   1,000   1,058,750
                                                                    -----------
                                                                      3,078,750
                                                                    -----------
LOUISIANA -- 1.3%
Louisiana State, GO
 5.50%, 04/15/08...........................................   1,000   1,048,750
                                                                    -----------
MARYLAND -- 1.3%
Maryland Health and Higher Education -- Helix Health, RB,
 ETM, INS: AMBAC
 4.10%, 07/01/01...........................................   1,000     999,080
                                                                    -----------
MASSACHUSETTS -- 5.0%
Massachusetts State, GO
 5.75%, 06/01/09...........................................   1,750   1,876,875

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                       INTERMEDIATE TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Continued
                               November 30, 2000
                                  (Unaudited)

                                                             Par
                                                            (000)     Value
                                                            -----     -----

MASSACHUSETTS -- Continued
Massachusetts State Health and Educational, RB,
 Prerefunded 7/1/04 @ 100
 6.375%, 07/01/16.......................................... $2,000 $ 2,122,500
                                                                   -----------
                                                                     3,999,375
                                                                   -----------
MICHIGAN -- 5.4%
Michigan Muni Bond Authority, RB, Drinking Water
 5.25%, 10/01/08...........................................  2,145   2,225,438
Michigan Muni Bond Authority, RB, Clean Water
 5.50%, 10/01/04...........................................  2,000   2,072,500
                                                                   -----------
                                                                     4,297,938
                                                                   -----------
MISSISSIPPI -- 1.3%
Mississippi State, GO
 5.00%, 12/01/06...........................................  1,000   1,021,250
                                                                   -----------
NEBRASKA -- 2.2%
Nebraska Public Powere District, RB, INS: MBIA
 5.00%, 01/01/03...........................................  1,760   1,779,800
                                                                   -----------
NEW JERSEY -- 3.1%
New Jersey Environmental Infrastructure, RB
 5.00%, 09/01/09...........................................  1,055   1,080,056
New Jersey State Educational Facility Authority, RB,
 Princeton University
 4.75%, 07/01/07...........................................  1,410   1,429,387
                                                                   -----------
                                                                     2,509,443
                                                                   -----------
NEW MEXICO -- 4.4%
Bernalillo County, GO
 3.875%, 08/01/03..........................................  2,000   1,957,500
New Mexico State Highway, RB
 5.50%, 06/15/03...........................................  1,500   1,537,500
                                                                   -----------
                                                                     3,495,000
                                                                   -----------
OHIO -- 3.1%
Ohio State Building Auth, Lausche Office Building, RB
 6.00%, 10/01/03...........................................  2,385   2,483,381
                                                                   -----------

                                                             Par
                                                            (000)     Value
                                                            -----     -----

OKLAHOMA -- 6.7%
Oklahoma City, GO
 6.00%, 03/01/03........................................... $1,750 $ 1,806,875
Oklahoma Housing Development Authority, RB
 5.10%, 11/01/05...........................................  1,000     997,500
Tulsa Community College Area School District, GO
 4.00%, 04/01/03...........................................  2,575   2,533,156
                                                                   -----------
                                                                     5,337,531
                                                                   -----------
OREGON -- 1.6%
Lane County of Oregon Community College, GO
 5.20%, 06/01/02...........................................  1,300   1,314,625
                                                                   -----------
PENNSYLVANIA -- 3.4%
Allegheny County, RB, INS: MBIA
 5.50%, 12/01/02...........................................  1,595   1,626,900
Philadelphia Water & Wastewater, RB, INS: MBIA
 5.50%, 06/15/07...........................................  1,000   1,048,750
                                                                   -----------
                                                                     2,675,650
                                                                   -----------
SOUTH CAROLINA -- 2.5%
South Carolina State Public Service Authority, Santee
 Cooper, RB, Prerefunded 7/1/02 @ 102
 6.40%, 07/01/06...........................................  1,900   1,992,625
                                                                   -----------
TENNESSEE -- 1.3%
Shelby County, GO
 5.50%, 08/01/08...........................................  1,000   1,052,500
                                                                   -----------
TEXAS -- 2.6%
Texas Public Finance Authority, GO Prerefunded 10/1/04 @
 100
 5.50%, 10/01/13...........................................  1,000   1,035,000
University of Texas, RB
 6.00%, 08/15/01...........................................  1,000   1,011,470
                                                                   -----------
                                                                     2,046,470
                                                                   -----------
UTAH -- 2.5%
Alpine School District, GO
 5.40%, 03/15/04...........................................  2,000   2,020,000
                                                                   -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                       INTERMEDIATE TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Concluded
                               November 30, 2000
                                  (Unaudited)

                                                                Par
                                                               (000)     Value
                                                               -----     -----

VIRGINIA -- 4.1%
Richmond, GO, Prerefunded 7/15/02 @ 102
 6.40%, 07/15/12.............................................  $1,000 $ 1,050,000
Virginia State Public Building Authority, RB
 5.50%, 08/01/02.............................................   1,210   1,231,175
Virginia State Public School Authority, RB
 5.00%, 04/01/02.............................................   1,000   1,012,500
                                                                      -----------
                                                                        3,293,675
                                                                      -----------
WASHINGTON -- 1.3%
Washington State, GO
 6.30%, 09/01/02.............................................   1,000   1,023,780
                                                                      -----------
WISCONSIN -- 4.1%
North Central Technical College, GO
 5.40%, 09/01/04.............................................   1,075   1,108,594
Wisconsin State, GO
 6.125%, 11/01/06............................................   2,000   2,160,000
                                                                      -----------
                                                                        3,268,594
                                                                      -----------
 TOTAL MUNICIPAL BONDS
 (Cost $76,691,097)..........................................          77,154,356
                                                                      -----------

                                                         Number of
                                                           Shares      Value
                                                         ---------     -----

INVESTMENT COMPANIES -- 4.6%
Goldman Sachs Financial Square Tax-Free Money Market
 Fund..................................................  $1,546,592 $ 1,546,592
Provident Institutional Funds --MuniFund...............   2,091,327   2,091,327
                                                                    -----------
 TOTAL INVESTMENT COMPANIES
 (Cost $3,637,919).....................................               3,637,919
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES -- 101.3%
 (Cost $80,329,016*)...............................................  80,792,275
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.3)%....................  (1,057,678)
                                                                    -----------
NET ASSETS -- 100.0%
 (equivalent to $9.77 per share based on 8,157,402 shares
 outstanding)...................................................... $79,734,597
                                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($79,734,597 / 8,157,402).........................................       $9.77
                                                                          =====

--------
 * Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost.................................... $ 600,294
   Excess of tax cost over value.................................... $(137,035)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                            Statement of Net Assets
                               November 30, 2000
                                  (Unaudited)

                                                            Par
                                                           (000)     Value
                                                           -----     -----

ARIZONA -- 3.0%
Arizona State Transportation, RB
 5.50%, 07/01/04.......................................... $2,190 $  2,263,912
Mesa, GO, INS: AMBAC
 6.00%, 07/01/02..........................................  1,000    1,025,000
Tempe Excise Tax, RB
 5.00%, 07/01/02..........................................  2,000    2,017,500
                                                                  ------------
                                                                     5,306,412
                                                                  ------------
ARKANSAS -- 0.8%
Arkansas State, GO
 5.25%, 08/01/05..........................................  1,425    1,471,312
                                                                  ------------
CALIFORNIA -- 2.3%
California Veterans Bonds, GO
 5.15%, 12/01/15..........................................  2,250    2,264,062
Los Angeles Wastewater, RB, INS: MBIA
 4.00%, 06/01/14..........................................  2,000    1,805,000
                                                                  ------------
                                                                     4,069,062
                                                                  ------------
COLORADO -- 3.9%
Broomfield Open Space Parks and Recreation, Certificate
 Participation, INS: AMBAC
 5.00%, 12/01/03..........................................  2,425    2,464,406
 5.50%, 12/01/20..........................................  1,000    1,006,250
Colorado Springs, RB, Utility Revenue, ETM
 5.875%, 11/15/17.........................................  1,500    1,601,250
Denver City and County, Certificate Participation, INS;
 AMBAC
 5.75%, 12/01/18..........................................  1,750    1,811,250
                                                                  ------------
                                                                     6,883,156
                                                                  ------------
CONNECTICUT -- 0.9%
Connecticut State, GO
 6.10%, 03/15/02..........................................  1,640    1,674,850
                                                                  ------------
DELAWARE -- 1.0%
Delaware State Economic Development Authority, RB,
 Osteopathic Hospital Assoc., ETM
 6.75%, 01/01/13..........................................  1,500    1,715,625
                                                                  ------------

                                                             Par
                                                            (000)     Value
                                                            -----     -----

FLORIDA -- 3.6%
Florida State Department of Transportation, GO
 Prerefunded 7/1/05 @ 101
 5.80%, 07/01/18..........................................  $1,240 $  1,315,950
Florida State Department of Transportation, GO
 4.00%, 07/01/09..........................................   1,000      940,000
Hillsborough County, RB, INS: MBIA
 5.40%, 10/01/04..........................................   2,000    2,060,000
Palm Beach, GO
 5.50%, 12/01/14..........................................   2,000    2,092,500
                                                                   ------------
                                                                      6,408,450
                                                                   ------------
GEORGIA -- 8.0%
Atlanta Water & Wastewater, RB
 5.00%, 11/01/38..........................................   2,000    1,812,500
DeKalb County Water & Sewer, RB
 5.375%, 01/01/35.........................................   1,120    1,092,000
Georgia State, GO
 6.50%, 08/01/03..........................................   2,525    2,654,406
Georgia State, GO
 5.50%, 07/01/11..........................................   2,000    2,112,500
Georgia State, GO
 6.00%, 07/01/12..........................................   2,000    2,172,500
Private Colleges & Universities, RB, Emory University
 5.75%, 11/01/15..........................................   2,320    2,444,700
Private Colleges & Universities, RB, Emory University
 5.75%, 11/01/16..........................................   2,000    2,100,000
                                                                   ------------
                                                                     14,388,606
                                                                   ------------
ILLINOIS -- 4.4%
Chicago, GO, INS: FGIC
 5.375%, 01/01/24.........................................   1,000      975,000
Chicago Metropolitan Water Reclamation Greater Chicago, GO
 5.50%, 12/01/12..........................................   2,000    2,095,000
Chicago Wastewater Transmission, RB, INS: MBIA
 6.00%, 01/01/13..........................................   1,545    1,651,219

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Continued
                               November 30, 2000
                                  (Unaudited)

                                                             Par
                                                            (000)     Value
                                                            -----     -----

ILLINOIS -- Continued
Cook County, GO, INS: FGIC
 5.625%, 11/15/02.........................................  $2,000 $  2,045,000
Illinois Education University of Chicago, RB,
 Prerefunded 12/1/03 @ 102
 5.70%, 12/01/25..........................................   1,000    1,051,250
                                                                   ------------
                                                                      7,817,469
                                                                   ------------
INDIANA -- 2.6%
Eagle Union Middle School Building, RB, INS: AMBAC
 5.75%, 07/15/12..........................................   2,055    2,165,456
Indiana Transportation, RB
 5.375%, 12/01/25.........................................   2,500    2,428,125
                                                                   ------------
                                                                      4,593,581
                                                                   ------------
KANSAS -- 1.2%
Johnson County, GO
 5.45%, 09/01/02..........................................   2,120    2,157,100
                                                                   ------------
LOUISIANA -- 0.7%
New Orleans Exhibit Hall, Special Tax, INS: FGIC
 6.50%, 07/15/02..........................................   1,195    1,233,837
                                                                   ------------
MARYLAND -- 3.0%
Howard County, GO, Unrefunded Balance
 5.25%, 08/15/09..........................................     310      317,750
Maryland Health and Education, RB, Helix Health Inc., ETM,
 INS: AMBAC
 5.125%, 07/01/11.........................................   2,000    2,050,000
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development,
 Multi-Family
 6.70%, 05/15/27..........................................   1,000    1,025,000

                                                            Par
                                                           (000)     Value
                                                           -----     -----

MARYLAND -- Continued
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development,
 Single Family
 6.55%, 04/01/17.......................................... $1,250 $  1,298,437
Washington Suburban Sanitation District, GO
 5.25%, 06/01/16..........................................    650      654,875
                                                                  ------------
                                                                     5,346,062
                                                                  ------------
MASSACHUSETTS -- 7.9%
Massachusetts Bay Transportation Authority, RB, General
 Transportation
 6.25%, 03/01/05..........................................  1,800    1,921,500
Massachusetts Bay Transportation Authority, Special
 Assessment
 5.75%, 07/01/15..........................................  1,000    1,047,500
 5.25%, 07/01/30..........................................  3,000    2,895,000
Massachusetts State Special Obligation, RB, Prerefunded
 06/01/02 @100, INS: AMBAC
 6.00%, 06/01/13..........................................  1,600    1,636,000
Massachusetts State Water Pollution, RB, ETM
 5.25%, 08/01/14..........................................  2,000    2,035,000
Massachusetts State Water Pollution, RB, INS: MBIA
 5.25%, 12/01/15..........................................  1,435    1,454,731
Massachusetts State Water Pollution, RB
 5.25%, 08/01/07..........................................  1,500    1,558,125
Massachusetts Turnpike, RB, INS: AMBAC
 5.00%, 01/01/39..........................................  2,000    1,805,000
                                                                  ------------
                                                                    14,352,856
                                                                  ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Continued
                               November 30, 2000
                                  (Unaudited)

                                                             Par
                                                            (000)     Value
                                                            -----     -----

MICHIGAN -- 4.2%
Ann Arbor, GO
 4.00%, 09/01/10..........................................  $1,340 $  1,234,475
Michigan State Building Authority, RB, Prerefunded 10/1/01
 @ 102, INS: AMBAC
 6.75%, 10/01/07..........................................   1,800    1,869,714
Traverse City Area Public Schools, GO, INS: FGIC
 4.50%, 05/01/10..........................................   1,865    1,832,362
Zeeland Public Schools, GO, INS: FGIC
 5.25%, 05/01/19..........................................   2,500    2,468,750
                                                                   ------------
                                                                      7,405,301
                                                                   ------------
MINNESOTA -- 0.6%
Minnesota State, GO, Prerefunded 10/01/04 @ 100
 6.00%, 10/01/14..........................................   1,000    1,052,500
                                                                   ------------
NEW JERSEY -- 4.9%
New Jersey State, GO
 5.25%, 08/01/09..........................................   2,225    2,314,000
New Jersey State, GO
 5.75%, 02/15/06..........................................   1,000    1,057,500
New Jersey State Highway Authority,
 RB, Garden State Parkway General Revenue, ETM
 6.00%, 01/01/19..........................................   4,005    4,330,406
New Jersey State Turnpike Authority,
 RB, INS: MBIA
 5.50%, 01/01/07..........................................   1,000    1,047,500
                                                                   ------------
                                                                      8,749,406
                                                                   ------------
NEW MEXICO -- 0.8%
New Mexico State, RB
 4.50%, 07/01/03..........................................   1,460    1,461,825
                                                                   ------------
NEW YORK -- 2.1%
New York State Environmental Facility,
 RB
 6.00%, 06/15/18..........................................   2,000    2,110,000
Westchester County, GO, Partially ETM
 6.70%, 02/01/05..........................................   1,560    1,698,450
                                                                   ------------
                                                                      3,808,450
                                                                   ------------

                                                          Par
                                                         (000)     Value
                                                         -----     -----

OHIO -- 4.3%
Ohio Public Facilities Commission, Mental Health, RB
 5.125%, 06/01/04....................................... $1,000 $  1,021,250
 5.375%, 06/01/14.......................................  2,200    2,249,500
Ohio State, GO
 6.65%, 09/01/09........................................  2,000    2,207,500
Ohio State, GO
 5.75%, 02/01/14........................................  2,000    2,102,500
                                                                ------------
                                                                   7,580,750
                                                                ------------
OKLAHOMA -- 1.2%
Oklahoma Capital Improvements, RB, INS: MBIA
 5.00%, 12/01/11........................................  2,050    2,091,000
                                                                ------------
OREGON -- 4.7%
Jackson County District No. 6 Central Point, GO, INS: FGIC
 5.75%, 06/15/15........................................  2,060    2,144,975
Multnomah County, GO
 5.25%, 04/01/07........................................  2,635    2,720,638
Oregon State, RB, INS: MBIA
 5.40%, 01/01/20........................................  1,510    1,511,888
Portland Urban Renewal, Tax Allocation, Oregon Conventional
 Center, INS: AMBAC
 5.50%, 06/15/20........................................  2,000    2,020,000
                                                                ------------
                                                                   8,397,501
                                                                ------------
PENNSYLVANIA -- 6.8%
Allegheny County Sanitation, RB, INS: MBIA
 5.75%, 12/01/13........................................  1,150    1,214,688
 5.50%, 12/01/30........................................  2,000    1,987,500
Northeastern Hospital & Ed Authority, Wyoming Seminary,
 RB, INS: MBIA
 5.00%, 10/01/18........................................  2,235    2,142,806
Pennsylvania State, GO
 5.75%, 01/15/09........................................  1,315    1,407,050
Pennsylvania State Higher Educational Facilities, RB,
 University of Pennsylvania
 4.50%, 07/15/17........................................  2,500    2,240,625

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Continued
                               November 30, 2000
                                  (Unaudited)

                                                            Par
                                                           (000)     Value
                                                           -----     -----

PENNSYLVANIA -- Continued
Pennsylvania State Higher Educational Facilities, RB,
 Marywood University, INS: MBIA
 5.25%, 06/01/03.......................................... $1,235 $  1,256,613
Pittsburgh Water & Sewer, RB, INS: FGIC, ETM
 6.00%, 09/01/16..........................................  1,755    1,904,175
                                                                  ------------
                                                                    12,153,457
                                                                  ------------
RHODE ISLAND -- 2.4%
Rhode Island State, GO, INS: FGIC
 6.00%, 07/15/14..........................................  2,415    2,611,219
Rhode Island State, GO, Unrefunded Balance, INS: FGIC
 6.25%, 06/15/07..........................................    295      308,644
Rhode Island State, GO, Prerefunded 6/15/02 @ 102, INS:
 FGIC
 6.25%, 06/15/07..........................................  1,250    1,304,688
                                                                  ------------
                                                                     4,224,551
                                                                  ------------
SOUTH CAROLINA -- 2.5%
Orangeburg County, GO, INS: SCSDE
 5.625%, 03/01/19.........................................  1,600    1,632,000
Richland County, GO, INS: SCSDE
 5.75%, 03/01/16..........................................  2,655    2,777,794
                                                                  ------------
                                                                     4,409,794
                                                                  ------------
TENNESSEE -- 1.9%
Shelby County, GO
 5.00%, 08/01/05..........................................  2,395    2,442,900
Tennessee School Board Authority, RB, Higher Education
 Facilities
 5.00%, 05/01/28..........................................    925      857,938
                                                                  ------------
                                                                     3,300,838
                                                                  ------------
TEXAS -- 5.2%
Austin Utility Systems, RB, Unrefunded Balance, INS: FSA
 5.75%, 11/15/03..........................................  2,000    2,065,000
Burleson Independent School District, GO, Prerefunded
 8/1/06 @ 100, INS: PSFG
 6.75%, 08/01/24..........................................  2,500    2,768,750

                                                            Par
                                                           (000)     Value
                                                           -----     -----

TEXAS -- Continued
Galena Park Independent School District, GO, INS: PSFG
 4.875%, 08/15/16......................................... $1,000 $    951,250
Rio Grande City, GO, INS: PSF-GTD
 5.875%, 08/15/18.........................................  2,325    2,406,375
Texas State, GO
 4.70%, 10/01/11..........................................  1,000      975,000
Trinity River Authority Waste Water Systems, RB,
 Prerefunded 08/01/03 @ 100
 5.75%, 08/01/08..........................................    135      139,388
                                                                  ------------
                                                                     9,305,763
                                                                  ------------
UTAH -- 2.6%
Jordan School District, GO, INS: SCH BD GTY
 5.50%, 06/15/12..........................................  1,000    1,038,750
Salt Lake City, GO
 6.00%, 12/15/03..........................................  1,500    1,567,500
Salt Lake City, GO, INS: MBIA
 5.65%, 10/01/03..........................................  2,000    2,060,000
                                                                  ------------
                                                                     4,666,250
                                                                  ------------
VIRGINIA -- 4.7%
Fairfax County, GO
 5.50%, 06/01/02..........................................  2,315    2,355,513
Montgomery County, RB, INS: AMBAC
 6.00%, 01/15/17..........................................  1,000    1,056,250
Newport News, GO, INS: MBIA
 5.375%, 07/01/05.........................................  2,300    2,383,375
Norfolk, GO, INS: MBIA
 5.75%, 06/01/13..........................................  1,500    1,561,875
Virginia State Public Schools, RB
 5.00%, 04/01/02..........................................  1,000    1,012,500
                                                                  ------------
                                                                     8,369,513
                                                                  ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Concluded
                               November 30, 2000
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                             -----     -----

WASHINGTON -- 3.1%
Port Seattle Passenger Facilities, RB
 5.00%, 12/01/23...........................................  $1,000 $    926,250
Seattle, GO
 5.25%, 12/15/20...........................................   1,000      968,750
Washingon State, GO
 5.50%, 03/01/18...........................................   1,465    1,501,625
Washingon State Power Supply, RB
 5.50%, 07/01/03...........................................   2,000    2,045,000
                                                                    ------------
                                                                       5,441,625
                                                                    ------------
WISCONSIN -- 1.9%
Milwaukee Metropolitan Sewer, GO
 6.000%, 10/01/07..........................................   1,000    1,080,000
Sun Prairie Area School District, GO, INS: FSA
 6.00%, 03/01/14...........................................   1,180    1,259,650
Wisconsin State, GO
 6.20%, 05/01/06...........................................   1,000    1,077,500
                                                                    ------------
                                                                       3,417,150
                                                                    ------------
 TOTAL MUNICIPAL BONDS
 (Cost $169,278,567).......................................          173,254,052
                                                                    ------------

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

INVESTMENT COMPANIES -- 1.6%
Goldman Sachs Financial Square Tax-Free Money Market
 Fund...................................................    755,194 $    755,194
Provident Institutional Funds--MuniFund.................  2,115,330    2,115,330
                                                                    ------------
 TOTAL INVESTMENT COMPANIES
 (Cost $2,870,524)......................................               2,870,524
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES -- 98.8%
 (Cost $172,149,091*)..............................................  176,124,576
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%......................    2,197,164
                                                                    ------------
NET ASSETS -- 100.0%
 (equivalent to $9.72 per share based on 18,349,455 shares
 outstanding)...................................................... $178,321,740
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($178,321,740 / 18,349,455).......................................        $9.72
                                                                           =====

--------
 * Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................... $4,057,969
   Excess of tax cost over value................................... $  (82,484)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            INVESTMENT ABBREVIATIONS

             ADR    American Depository Receipt
             AMBAC  American Municipal Bond Assurance Corp.
             ARM    Adjustable Rate Mortgage
             BAN    Bond Anticipation Notes
             CGI    Consolidated General Improvement
             COP    Certificates of Participation
             CPI    Consolidated Public Improvement
             ETM    Escrowed to Maturity in U.S. Government Obligations
             FGIC   Financial Guaranty Insurance Co.
             FRN    Floating Rate Notes
             FSA    Financial Surety Assurance
             GDR    Global Depository Receipt
             GO     General Obligation
             GPI    General Public Improvement
             GTD    Guaranteed
             IDA    Industrial Development Authority
             INS    Insured
             LIC    Line of Credit
             LOC    Letter of Credit
             MBIA   Municipal Bond Investor Association
             MPB    Municipal Put Bonds
             PCR    Pollution Control Revenue
             PCRB   Pollution Control Revenue Bonds
             PSFG   Permanent School Fund Guaranty
             RAN    Revenue Anticipation Notes
             RB     Revenue Bonds
             SAW    State Aid Withholding
             SPA    Standby Purchase Agreement
             TAN    Tax Anticipation Notes
             TECP   Tax-Exempt Commercial Paper
             TIPS   Treasury Inflation Protected Securities
             TRAN   Tax and Revenue Anticipation Notes
             UT     Unlimited Tax
             VRDN   Variable Rate Demand Notes

                             M.S.D.&T. Funds, Inc.
                            Statements of Operations
                   For the Six Months Ended November 30, 2000
                                  (Unaudited)

                                             Prime       Government    Tax-Exempt
                                          Money Market  Money Market  Money Market
                                              Fund          Fund          Fund
                                          ------------  ------------  ------------
INVESTMENT INCOME:
 Interest...............................  $17,915,952   $13,627,216    $3,917,150
                                          -----------   -----------    ----------
EXPENSES:
 Investment advisory fees...............      677,473       523,134       234,964
 Administration fees....................      338,737       261,567       117,482
 Accounting agent fees..................       54,198        41,851        28,196
 Custodian fees.........................       26,546        19,242         8,792
 Directors' fees........................        9,860         7,620         3,420
 Transfer agent fees....................       16,210         9,078         8,701
 Professional Services..................       47,139        36,783        16,727
 Other..................................       43,938        20,589        26,789
                                          -----------   -----------    ----------
                                            1,214,101       919,864       445,071
 Fees waived by Investment Adviser......      (54,198)      (62,776)      (28,196)
 Fees waived by Administrator...........     (143,653)      (72,294)      (64,193)
 Expenses paid indirectly...............          (40)          (93)         (235)
                                          -----------   -----------    ----------
  TOTAL EXPENSES........................    1,016,210       784,701       352,447
                                          -----------   -----------    ----------
NET INVESTMENT INCOME...................   16,899,742    12,842,515     3,564,703
                                          -----------   -----------    ----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments
  sold..................................           --            --            --
 Net gain (loss) on investments.........           --            --            --
                                          -----------   -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..............  $16,899,742   $12,842,515    $3,564,703
                                          ===========   ===========    ==========

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            Statements of Operations
                                  (Unaudited)

                                                                       Capital                     Diversified
                            Growth &       Equity        Equity     Opportunities International    Real Estate
                          Income Fund   Income Fund   Growth Fund   Fund For the   Equity Fund     Fund For the
                          For the Six   For the Six   For the Six    Period July   For the Six      Six Months
                          Months Ended  Months Ended  Months Ended  5, 2000(1) to Months Ended        Ended
                          November 30,  November 30,  November 30,  November 30,  November 30,     November 30,
                              2000          2000          2000          2000          2000             2000
                          ------------  ------------  ------------  ------------- -------------    ------------
INVESTMENT INCOME:
 Interest...............  $    775,658  $    189,329  $    210,051   $    66,332  $    111,487      $   36,162
 Dividends..............     2,475,691     1,473,961       235,752        27,038       639,299(2)      541,556
                          ------------  ------------  ------------   -----------  ------------      ----------
  TOTAL INVESTMENT
   INCOME...............     3,251,349     1,663,290       445,803        93,370       750,786         577,718
                          ------------  ------------  ------------   -----------  ------------      ----------
EXPENSES:
 Investment advisory
  fees..................     1,525,608       439,035       253,386        94,206       446,377          65,457
 Administration fees....       317,835        91,466        52,789         9,058        69,746          10,228
 Accounting agent fees..        76,280        21,952        12,669         2,174        27,899           2,455
 Custodian fees.........        23,043         5,803         3,964           786        41,727             946
 Directors' fees........         9,260         2,667         1,538           263         2,033             298
 Transfer agent fees....        26,521         9,971        12,682         6,668        13,835           8,725
 Professional Services..        45,542        10,182         7,961        24,212        10,533           1,510
 Registration fees......        19,909         4,214         6,948         8,738         8,500           3,777
 Other..................        18,670         5,792         4,623         1,924        10,661           1,878
                          ------------  ------------  ------------   -----------  ------------      ----------
                             2,062,668       591,082       356,560       148,029       631,311          95,274
 Fees waived by
  Investment Advisers...      (282,781)      (78,860)      (50,374)      (53,788)      (45,440)        (11,396)
 Fees waived by
  Administrator.........            --            --       (10,558)       (3,623)      (27,899)         (2,046)
 Expenses paid
  indirectly............            (9)          (14)          (11)          (36)           --             (10)
                          ------------  ------------  ------------   -----------  ------------      ----------
  TOTAL EXPENSES........     1,779,878       512,208       295,617        90,582       557,972          81,822
                          ------------  ------------  ------------   -----------  ------------      ----------
NET INVESTMENT INCOME...     1,471,471     1,151,082       150,186         2,788       192,814         495,896
                          ------------  ------------  ------------   -----------  ------------      ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN
 CURRENCY:
 Net realized gain
  (loss) from:
 Investments............     8,204,012     6,331,705     3,351,819    (1,217,046)   (2,267,098)         85,941
 Foreign currency
  transactions..........        (2,238)           --            --            --      (168,658)             --
                          ------------  ------------  ------------   -----------  ------------      ----------
                             8,201,774     6,331,705     3,351,819    (1,217,046)   (2,435,756)         85,941
                          ------------  ------------  ------------   -----------  ------------      ----------
 Change in net
  unrealized
  appreciation
  (depreciation):
 Investments............   (17,823,425)  (16,131,691)  (16,489,526)   (2,050,192)  (11,274,289)        664,588
 Translation of assets
  and liablilities in
  foreign currencies....            --            --            --            --         8,238              --
                          ------------  ------------  ------------   -----------  ------------      ----------
                           (17,823,425)  (16,131,691)  (16,489,526)   (2,050,192)  (11,266,051)        664,588
                          ------------  ------------  ------------   -----------  ------------      ----------
 Net gain (loss) on
  investments and
  foreign currency
  transactions..........    (9,621,651)   (9,799,986)  (13,137,707)   (3,267,238)  (13,701,807)        750,529
                          ------------  ------------  ------------   -----------  ------------      ----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $ (8,150,180) $ (8,648,904) $(12,987,521)  $(3,264,450) $(13,508,993)     $1,246,425
                          ============  ============  ============   ===========  ============      ==========

-------
(1) Commencement of operations
(2) Net of witholding taxes of $88,841

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            Statements of Operations
                   For the Six Months Ended November 30, 2000
                                  (Unaudited)

                           Limited      Total      Maryland   Intermediate  National
                           Maturity     Return    Tax-Exempt   Tax-Exempt  Tax-Exempt
                          Bond Fund   Bond Fund   Bond Fund    Bond Fund    Bond Fund
                          ---------   ---------   ----------  ------------ ----------
INVESTMENT INCOME:
 Interest...............  $5,144,507  $4,456,308  $  879,698   $1,893,074  $ 4,618,756
                          ----------  ----------  ----------   ----------  -----------
EXPENSES:
 Investment advisory
  fees..................     283,020     226,086      89,901      204,314      443,482
 Administration fees....     101,078      80,745      22,475       51,079      110,871
 Accounting agent fees..      24,259      19,379       7,192       16,345       35,479
 Custodian fees.........       7,748       6,471       1,558        4,274        8,375
 Directors' fees........       2,945       2,352         655        1,488        3,230
 Transfer agent fees....      15,114       9,272      10,432        8,309        8,746
 Professional Services..      14,032      11,561       3,232        7,006       15,464
 Registration fees......       7,029       3,878       3,526        3,008        3,013
 Pricing service fees...       3,956      11,678       4,807        3,312        7,038
 Other..................       5,470       4,434       1,238        2,742        6,014
                          ----------  ----------  ----------   ----------  -----------
                             464,651     375,856     145,016      301,877      641,712
 Fees waived by
  Investment Adviser....     (80,330)    (82,332)    (58,059)    (114,416)    (230,611)
 Fees waived by
  Administrator.........     (20,216)     (2,392)     (6,026)      (3,392)     (11,858)
 Expenses paid
  indirectly............        (222)       (450)        (20)        (186)        (108)
                          ----------  ----------  ----------   ----------  -----------
  TOTAL EXPENSES........     363,883     290,682      80,911      183,883      399,135
                          ----------  ----------  ----------   ----------  -----------
NET INVESTMENT INCOME...   4,780,624   4,165,626     798,787    1,709,191    4,219,621
                          ----------  ----------  ----------   ----------  -----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain
  (loss)................      97,258     231,983      40,185     (158,972)   2,086,159
 Change in net
  unrealized
  appreciation
  (depreciation)........   3,670,290   3,599,102   1,274,762    1,452,384    4,048,578
                          ----------  ----------  ----------   ----------  -----------
 Net gain (loss) on
  investments...........   3,767,548   3,831,085   1,314,947    1,293,412    6,134,737
                          ----------  ----------  ----------   ----------  -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $8,548,172  $7,996,711  $2,113,734   $3,002,603  $10,354,358
                          ==========  ==========  ==========   ==========  ===========

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                                Prime          Prime         Government      Government
                            Money Market    Money Market    Money Market    Money Market
                            Fund For the    Fund For the    Fund For the    Fund For the
                          Six Months Ended   Year Ended   Six Months Ended   Year Ended
                          November 30, 2000 May 31, 2000  November 30, 2000 May 31, 2000
                          ----------------- ------------  ----------------- ------------
                             (Unaudited)                     (Unaudited)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..    $ 16,899,742    $ 26,133,908    $ 12,842,515    $ 22,546,992
 Net gain (loss) on
  investments...........              --              --              --              --
                            ------------    ------------    ------------    ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............      16,899,742      26,133,908      12,842,515      22,546,992
                            ------------    ------------    ------------    ------------
Distributions to
 shareholders from net
 investment income......     (16,899,742)    (26,133,908)    (12,842,515)    (22,546,992)
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........      84,234,561     (16,107,109)    (30,388,597)     31,367,729
                            ------------    ------------    ------------    ------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................      84,234,561     (16,107,109)    (30,388,597)     31,367,729
NET ASSETS:
 Beginning of period....     514,728,222     530,835,331     476,889,934     445,522,205
                            ------------    ------------    ------------    ------------
 End of period..........    $598,962,783    $514,728,222    $446,501,337    $476,889,934
                            ============    ============    ============    ============

                                                   Tax-Exempt      Tax-Exempt
                                                Money Market Fund Money Market
                                                     For the      Fund For the
                                                Six Months Ended   Year Ended
                                                November 30, 2000 May 31, 2000
                                                ----------------- ------------
                                                   (Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income........................    $  3,564,703    $  5,069,229
 Net gain (loss) on investments...............              --          (6,309)
                                                  ------------    ------------
 Net increase (decrease) in net assets
  resulting from operations...................       3,564,703       5,062,920
                                                  ------------    ------------
Distributions to shareholders from:
 Net investment income........................      (3,564,703)     (5,069,229)
Increase (decrease) in net assets derived from
 capital share transactions...................      66,990,917       4,814,737
                                                  ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.......      66,990,917       4,808,428
NET ASSETS:
 Beginning of period..........................     148,029,161     143,220,733
                                                  ------------    ------------
 End of period................................    $215,020,078    $148,029,161
                                                  ============    ============

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                                                                    Equity
                           Growth & Income       Growth &         Income Fund          Equity
                            Fund For the       Income Fund          For the         Income Fund
                          Six Months Ended  For the Year Ended Six Months Ended  For the Year Ended
                          November 30, 2000    May 31, 2000    November 30, 2000    May 31, 2000
                          ----------------- ------------------ ----------------- ------------------
                             (Unaudited)                          (Unaudited)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..    $  1,471,471       $  2,384,618      $  1,151,082       $  5,479,107
 Net realized gain
  (loss) on
  investments...........       8,201,774         53,050,056         6,331,705         62,225,721
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments...........     (17,823,425)        (3,950,708)      (16,131,691)       (99,144,522)
                            ------------       ------------      ------------       ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............      (8,150,180)        51,483,966        (8,648,904)       (31,439,694)
                            ------------       ------------      ------------       ------------
Distributions to
 shareholders from:
 Net investment income..      (1,365,540)        (2,756,775)       (1,261,311)        (5,737,319)
 Net realized capital
  gains.................     (45,490,367)       (28,939,728)      (45,230,847)       (55,928,207)
                            ------------       ------------      ------------       ------------
 Total distributions to
  shareholders..........     (46,855,907)       (31,696,503)      (46,492,158)       (61,665,526)
                            ------------       ------------      ------------       ------------
Capital Share
 Transactions:
 Proceeds of shares
  sold..................      76,701,339         83,977,515        19,421,974         29,151,362
 Cost of shares
  redeemed..............     (33,311,252)       (56,701,569)      (41,475,465)       (58,470,978)
 Value of shares issued
  in reinvestment of
  dividends.............      14,982,158         10,337,054         3,036,837          3,067,115
                            ------------       ------------      ------------       ------------
 Increase (decrease) in
  net assets derived
  from capital share
  transactions..........      58,372,245         37,613,000       (19,016,654)       (26,252,501)
                            ------------       ------------      ------------       ------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................       3,366,158         57,400,463       (74,157,716)      (119,357,721)
 NET ASSETS:
 Beginning of period....     484,438,081        427,037,618       194,948,464        314,306,185
                            ------------       ------------      ------------       ------------
 End of period..........    $487,804,239       $484,438,081      $120,790,748       $194,948,464
                            ------------       ------------      ------------       ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                                                                   Capital
                                   Equity          Equity     Opportunities Fund
                                 Growth Fund    Growth Fund     For the Period
                                   For the        For the      July 5, 2000 (1)
                              Six Months Ended  Years Ended    to November 30,
                              November 30, 2000 May 31, 2000         2000
                              ----------------- ------------  ------------------
                                 (Unaudited)                     (Unaudited)
INCREASE (DECREASE) IN NET
 ASSETS:
Operations:
 Net investment income......    $    150,186    $    187,083     $     2,788
 Net realized gain (loss) on
  investments and foreign
  currency..................       3,351,819       2,052,901      (1,217,046)
 Net increase (decrease) in
  unrealized appreciation
  (depreciation) on
  investments and
  translation of assets and
  liabilites in foreign
  currency..................     (16,489,526)      5,845,295      (2,050,192)
                                ------------    ------------     -----------
 Net increase (decrease) in
  net assets resulting from
  operations................     (12,987,521)      8,085,279      (3,264,450)
                                ------------    ------------     -----------
Distributions to
 shareholders from:
 Net investment income......         (80,931)       (169,695)             --
 Net realized capital
  gains.....................      (2,042,135)     (3,679,543)             --
                                ------------    ------------     -----------
 Total distributions to
  shareholders..............      (2,123,066)     (3,849,238)             --
                                ------------    ------------     -----------
Capital Share Transactions:
 Proceeds of shares sold....      21,559,490      35,283,729      22,706,715
 Cost of shares redeemed....      (3,950,050)    (10,738,175)         (4,767)
 Value of shares issued in
  reinvestment of
  dividends.................         249,651         334,920              --
                                ------------    ------------     -----------
 Increase (decrease) in net
  assets derived from
  capital share
  transactions..............      17,859,091      24,880,474      22,701,948
                                ------------    ------------     -----------
TOTAL INCREASE (DECREASE) IN
 NET ASSETS.................       2,748,504      29,116,515      19,437,498
NET ASSETS:
 Beginning of period........      76,637,051      47,520,536              --
                                ------------    ------------     -----------
 End of period..............    $ 79,385,555    $ 76,637,051     $19,437,498
                                ============    ============     ===========

--------
(1) Commencement of operations

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                            International                      Diversified Real
                             Equity Fund      International       Estate Fund     Diversified Real
                               For the         Equity Fund          For the         Estate Fund
                          Six Months Ended  For the Year Ended Six Months Ended  For the Year Ended
                          November 30, 2000    May 31, 2000    November 30, 2000    May 31, 2000
                          ----------------- ------------------ ----------------- ------------------
                             (Unaudited)                          (Unaudited)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..    $    192,814      $     507,887       $   495,896       $   522,634
 Net realized gain
  (loss) on investments
  and foreign currency..      (2,435,756)        23,075,103            85,941          (192,093)
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments and
  translation of assets
  and liabilites in
  foreign currency......     (11,266,051)        (5,917,517)          664,588           129,690
                            ------------      -------------       -----------       -----------
 Net increase (decrease)
  in net assets
  resulting from
  operations............     (13,508,993)        17,665,473         1,246,425           460,231
                            ------------      -------------       -----------       -----------
Distributions to
 shareholders from:
 Net investment income..         (81,869)          (407,956)         (452,935)         (432,543)
 Net realized capital
  gains.................     (19,091,116)        (8,388,963)               --                --
 Return of Capital
  distributions.........              --                 --                --           (81,542)
                            ------------      -------------       -----------       -----------
 Total distributions to
  shareholders..........     (19,172,985)        (8,796,919)         (452,935)         (514,085)
                            ------------      -------------       -----------       -----------
Capital Share
 Transactions:
 Proceeds of shares
  sold..................      95,447,806        133,050,988         5,335,084         5,757,288
 Cost of shares
  redeemed..............     (85,273,814)      (106,160,792)         (363,055)       (1,166,881)
 Value of shares issued
  in reinvestment of
  dividends.............       3,067,281          1,322,796            38,724            53,168
                            ------------      -------------       -----------       -----------
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........      13,241,273         28,212,992         5,010,753         4,643,575
                            ------------      -------------       -----------       -----------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................     (19,440,705)        37,081,546         5,804,243         4,589,721
NET ASSETS:
 Beginning of period....     118,382,404         81,300,858        12,418,857         7,829,136
                            ------------      -------------       -----------       -----------
 End of period..........    $ 98,941,699      $ 118,382,404       $18,223,100       $12,418,857
                            ============      =============       ===========       ===========

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                          Limited Maturity                     Total Return Bond
                              Bond Fund      Limited Maturity        Fund           Total Return
                               For the          Bond Fund           For the          Bond Fund
                          Six Months Ended  For the Year Ended Six Months Ended  For the Year Ended
                          November 30, 2000    May 31, 2000    November 30, 2000    May 31, 2000
                          ----------------- ------------------ ----------------- ------------------
                             (Unaudited)                          (Unaudited)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..    $  4,780,624       $  9,225,898      $  4,165,626       $  7,457,756
 Net realized gain
  (loss) on
  investments...........          97,258           (227,592)          231,983         (1,281,910)
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments...........       3,670,290         (3,584,148)        3,599,102         (3,157,795)
                            ------------       ------------      ------------       ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............       8,548,172          5,414,158         7,996,711          3,018,051
                            ------------       ------------      ------------       ------------
Distributions to
 shareholders from:
 Net investment income..      (4,780,624)        (9,236,858)       (4,165,626)        (7,457,756)
 Net realized capital
  gains.................              --           (235,068)               --           (351,578)
                            ------------       ------------      ------------       ------------
 Total distributions to
  shareholders..........      (4,780,624)        (9,471,926)       (4,165,626)        (7,809,334)
                            ------------       ------------      ------------       ------------
Capital Share
 Transactions:
 Proceeds of shares
  sold..................       7,884,812         23,253,108         9,765,649         35,124,163
 Cost of shares
  redeemed..............     (14,171,221)       (25,431,253)       (8,246,809)       (11,967,889)
 Value of shares issued
  in reinvestment of
  dividends.............         843,266          1,485,375           230,262            448,602
                            ------------       ------------      ------------       ------------
 Increase (decrease) in
  net assets derived
  from capital share
  transactions..........      (5,443,143)          (692,770)        1,749,102         23,604,876
                            ------------       ------------      ------------       ------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................      (1,675,595)        (4,750,538)        5,580,187         18,813,593
NET ASSETS:
 Beginning of period....     161,506,723        166,257,261       125,962,186        107,148,593
                            ------------       ------------      ------------       ------------
 End of period..........    $159,831,128       $161,506,723      $131,542,373       $125,962,186
                            ============       ============      ============       ============

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                               Maryland                            Intermediate    Intermediate
                              Tax-Exempt          Maryland          Tax-Exempt      Tax-Exempt
                              Bond Fund          Tax-Exempt         Bond Fund       Bond Fund
                          For the Six Months     Bond Fund      For the Six Months For the Year
                                Ended        For the Year Ended       Ended           Ended
                          November 30, 2000     May 31, 2000    November 30, 2000  May 31, 2000
                          ------------------ ------------------ ------------------ ------------
                             (Unaudited)                           (Unaudited)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..     $   798,787        $ 1,266,572        $ 1,709,191     $ 3,367,957
 Net realized gain
  (loss) on
  investments...........          40,185           (326,079)          (158,972)     (1,522,345)
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments...........       1,274,762         (1,132,976)         1,452,384      (1,306,945)
                             -----------        -----------        -----------     -----------
 Net increase (decrease)
  in net assets
  resulting from
  operations............       2,113,734           (192,483)         3,002,603         538,667
                             -----------        -----------        -----------     -----------
Distributions to
 shareholders from:
 Net investment income..        (798,787)        (1,266,572)        (1,709,191)     (3,376,524)
 Net realized capital
  gains.................              --                 --                 --        (563,276)
                             -----------        -----------        -----------     -----------
 Total Distributions to
  Shareholders..........        (798,787)        (1,266,572)        (1,709,191)     (3,939,800)
                             -----------        -----------        -----------     -----------
Capital Share
 Transactions:
 Proceeds of shares
  sold..................       9,588,334         12,923,356          3,129,944       8,856,010
 Cost of shares
  redeemed..............      (3,572,670)        (6,690,738)        (6,190,130)    (14,859,537)
 Value of shares issued
  in reinvestment of
  dividends.............          88,115            132,924              3,392           7,537
                             -----------        -----------        -----------     -----------
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........       6,103,779          6,365,542         (3,056,794)     (5,995,990)
                             -----------        -----------        -----------     -----------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................       7,418,726          4,906,487         (1,763,382)     (9,397,123)
NET ASSETS:
 Beginning of period....      31,471,814         26,565,327         81,497,979      90,895,102
                             -----------        -----------        -----------     -----------
 End of period..........     $38,890,540        $31,471,814        $79,734,597     $81,497,979
                             ===========        ===========        ===========     ===========

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                                         National Tax-Exempt National Tax-Exempt
                                          Bond Fund For the   Bond Fund For the
                                          Six Months Ended       Year Ended
                                          November 30, 2000     May 31, 2000
                                         ------------------- -------------------
                                             (Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.................     $  4,219,621        $  8,187,903
 Net realized gain (loss) on
  investments..........................        2,086,159          (3,259,587)
 Net increase (decrease) in unrealized
  appreciation (depreciation) on
  investments..........................        4,048,578          (5,799,901)
                                            ------------        ------------
 Net increase (decrease) in net assets
  resulting from operations............       10,354,358            (871,585)
                                            ------------        ------------
Distributions to shareholders from:
 Net investment income.................       (4,219,621)         (8,203,188)
 Net realized capital gains............               --            (774,342)
                                            ------------        ------------
 Total Distributions to Shareholders...       (4,219,621)         (8,977,530)
                                            ------------        ------------
Capital Share Transactions:
 Proceeds of shares sold...............        5,877,983          22,665,947
 Cost of shares redeemed...............       (6,618,763)        (17,976,012)
 Value of shares issued in reinvestment
  of dividends.........................            7,327              12,683
                                            ------------        ------------
Increase (decrease) in net assets
 derived from capital share
 transactions..........................         (733,453)          4,702,618
                                            ------------        ------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS................................        5,401,284          (5,146,497)
NET ASSETS:
 Beginning of period...................      172,920,456         178,066,953
                                            ------------        ------------
 End of period.........................     $178,321,740        $172,920,456
                                            ============        ============

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                                       Prime Money Market Fund
                          ----------------------------------------------------------------------------------
                             For the Six                          For the Years Ended
                            Months Ended    ----------------------------------------------------------------
                          November 30, 2000 May 31, 2000 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996
                          ----------------- ------------ ------------ ------------ ------------ ------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              --------        --------     --------     --------     --------     --------
Income From Investment
 Operations:
 Net Investment Income..        0.0313          0.0522       0.0486       0.0521       0.0498       0.0532
                              --------        --------     --------     --------     --------     --------
 Total From Investment
  Operations............        0.0313          0.0522       0.0486       0.0521       0.0498       0.0532
                              --------        --------     --------     --------     --------     --------
Less Distributions to
 Shareholders from:
 Net Investment Income..       (0.0313)        (0.0522)     (0.0486)     (0.0521)     (0.0498)     (0.0532)
                              --------        --------     --------     --------     --------     --------
 Total Distributions....       (0.0313)        (0.0522)     (0.0486)     (0.0521)     (0.0498)     (0.0532)
                              --------        --------     --------     --------     --------     --------
Net Asset Value, End of
 Period.................      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              ========        ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------
Total Return............          3.17%           5.34%        4.97%        5.33%        5.10%        5.45%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........      $598,963        $514,728     $530,835     $448,751     $368,853     $326,878
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...          0.38%(1)        0.38%        0.38%        0.42%        0.43%        0.43%
 Before Expense Waiver..          0.45%(1)        0.44%        0.45%        0.47%        0.48%        0.48%
 Ratio of Net Investment
  Income to Average Net
  Assets................          6.24%(1)        5.22%        4.84%        5.21%        4.98%        5.33%
                                                     Government Money Market Fund
                          ----------------------------------------------------------------------------------
                             For the Six                          For the Years Ended
                            Months Ended    ----------------------------------------------------------------
                          November 30, 2000 May 31, 2000 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996
                          ----------------- ------------ ------------ ------------ ------------ ------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              --------        --------     --------     --------     --------     --------
Income From Investment
 Operations:
 Net Investment Income..        0.0308          0.0514       0.0478       0.0515       0.0495       0.0526
                              --------        --------     --------     --------     --------     --------
 Total From Investment
  Operations............        0.0308          0.0514       0.0478       0.0515       0.0495       0.0526
                              --------        --------     --------     --------     --------     --------
Less Distributions to
 Shareholders from:
 Net Investment Income..       (0.0308)        (0.0514)     (0.0478)     (0.0515)     (0.0495)     (0.0526)
                              --------        --------     --------     --------     --------     --------
 Total Distributions....       (0.0308)        (0.0514)     (0.0478)     (0.0515)     (0.0495)     (0.0526)
                              --------        --------     --------     --------     --------     --------
Net Asset Value, End of
 Period.................      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              ========        ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------
Total Return............          3.12%           5.27%        4.89%        5.27%        5.06%        5.39%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........      $446,501        $476,890     $445,522     $391,133     $340,809     $264,725
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...          0.38%(1)        0.38%        0.38%        0.42%        0.43%        0.43%
 Before Expense Waiver..          0.44%(1)        0.44%        0.45%        0.46%        0.49%        0.48%
 Ratio of Net Investment
  Income to Average Net
  Assets................          6.14%(1)        5.15%        4.76%        5.15%        4.95%        5.27%

--------
(1) Annualized

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                                     Tax-Exempt Money Market Fund
                          ----------------------------------------------------------------------------------
                             For the Six                          For the Years Ended
                            Months Ended    ----------------------------------------------------------------
                          November 30, 2000 May 31, 2000 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996
                          ----------------- ------------ ------------ ------------ ------------ ------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              --------        --------     --------     --------     --------     --------
Income From Investment
 Operations:
 Net Investment Income..        0.0190          0.0317       0.0285       0.0318       0.0304       0.0321
                              --------        --------     --------     --------     --------     --------
 Total From Investment
  Operations............        0.0190          0.0317       0.0285       0.0318       0.0304       0.0321
                              --------        --------     --------     --------     --------     --------
Less Distributions to
 Shareholders from:
 Net Investment Income..       (0.0190)        (0.0317)     (0.0285)     (0.0318)     (0.0304)     (0.0321)
                              --------        --------     --------     --------     --------     --------
 Total Distributions....       (0.0190)        (0.0317)     (0.0285)     (0.0318)     (0.0304)     (0.0321)
                              --------        --------     --------     --------     --------     --------
Net Asset Value, End of
 Period.................      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              ========        ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------
Total Return............          1.92%           3.21%        2.89%        3.22%        3.09%        3.26%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........      $215,020        $148,029     $143,221     $ 89,965     $ 79,492     $ 50,137
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...          0.38%(1)        0.38%        0.38%        0.43%        0.43%        0.43%
 Before Expense Waiver..          0.47%(1)        0.46%        0.49%        0.50%        0.53%        0.51%
 Ratio of Net Investment
  Income to Average Net
  Assets................          3.79%(1)        3.16%        2.80%        3.17%        3.05%        3.22%

                                                         Growth & Income Fund
                          ----------------------------------------------------------------------------------
                             For the Six                          For the Years Ended
                            Months Ended    ----------------------------------------------------------------
                          November 30, 2000 May 31, 2000 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996
                          ----------------- ------------ ------------ ------------ ------------ ------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....      $  25.50        $  24.43     $  21.37     $  18.25     $  14.58     $  13.42
                              --------        --------     --------     --------     --------     --------
Income From Investment
 Operations:
 Net Investment Income..          0.07            0.13         0.18         0.20         0.23         0.33
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........         (0.34)           2.75         3.62         5.01         4.19         1.89
                              --------        --------     --------     --------     --------     --------
 Total From Investment
  Operations............         (0.27)           2.88         3.80         5.21         4.42         2.22
                              --------        --------     --------     --------     --------     --------
Less Distributions to
 Shareholders from:
 Net Investment Income..         (0.07)          (0.16)       (0.14)       (0.23)       (0.25)       (0.35)
 Net Capital Gains......         (2.39)          (1.65)       (0.60)       (1.86)       (0.50)       (0.71)
                              --------        --------     --------     --------     --------     --------
 Total Distributions....         (2.46)          (1.81)       (0.74)       (2.09)       (0.75)       (1.06)
                              --------        --------     --------     --------     --------     --------
Net Asset Value, End of
 Period.................      $  22.77        $  25.50     $  24.43     $  21.37     $  18.25     $  14.58
                              ========        ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------
Total Return............         (1.55)%         12.11%       18.20%       29.40%       31.26%       17.24%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........      $487,804        $484,438     $427,038     $373,864     $142,452     $107,233
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...          0.70%(1)        0.70%        0.70%        0.71%        0.73%        0.73%
 Before Expense Waiver..          0.81%(1)        0.80%        0.81%        0.88%        0.89%        0.89%
 Ratio of Net Investment
  Income to Average Net
  Assets................          0.58%(1)        0.53%        0.80%        0.99%        1.52%        2.38%
Portfolio turnover
 rate...................         13.49%          28.46%       26.48%       24.09%       27.10%       45.15%

--------
(1)  Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                               Equity Income Fund
                          -------------------------------------------------------------
                             For the Six      For the      For the     For the Period
                            Months Ended     Year Ended   Year Ended  March 1, 1998 (1)
                          November 30, 2000 May 31, 2000 May 31, 1999  to May 31, 1998
                          ----------------- ------------ ------------ -----------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....      $   7.07        $  10.25     $  10.21       $  10.00
                              --------        --------     --------       --------
Income From Investment
 Operations:
 Net Investment Income..          0.04            0.18         0.17           0.04
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........         (0.36)          (1.22)        1.23           0.19
                              --------        --------     --------       --------
 Total From Investment
  Operations............         (0.32)          (1.04)        1.40           0.23
                              --------        --------     --------       --------
Less Distributions to
 Shareholders from:
 Net Investment Income..         (0.05)          (0.19)       (0.17)         (0.02)
 Net Capital Gains......         (1.64)          (1.95)       (1.19)            --
                              --------        --------     --------       --------
 Total Distributions....         (1.69)          (2.14)       (1.36)         (0.02)
                              --------        --------     --------       --------
Net Asset Value, End of
 Period.................      $   5.06        $   7.07     $  10.25       $  10.21
                              ========        ========     ========       ========
---------------------------------------------------------------------------------------
Total Return............         (6.19)%        (10.98)%      15.30%          2.28%
---------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........      $120,791        $194,948     $314,306       $319,971
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...          0.70%(2)        0.70%        0.70%          0.70%(2)
 Before Expense Waiver..          0.81%(2)        0.80%        0.82%          0.93%(2)
 Ratio of Net Investment
  Income to Average Net
  Assets................          1.57%(2)        2.09%        1.77%          1.45%(2)
Portfolio turnover
 rate...................         16.17%          58.67%       24.47%          2.00%

--------
(1) Commencement of operations.
(2) Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                                                                              Capital
                                               Equity Growth Fund                        Opportunities Fund
                          -------------------------------------------------------------  ------------------
                             For the Six      For the      For the     For the Period      For the Period
                            Months Ended     Year Ended   Year Ended  March 1, 1998 (1)   July 5, 2000 (1)
                          November 30, 2000 May 31, 2000 May 31, 1999  to May 31, 1998  to November 30, 2000
                          ----------------- ------------ ------------ ----------------- --------------------
                             (Unaudited)                                                    (Unaudited)
Net Asset Value,
 Beginning of Period....       $ 12.67        $ 11.48      $ 10.28         $ 10.00            $ 10.00
                               -------        -------      -------         -------            -------
Income From Investment
 Operations:
 Net Investment Income..          0.02           0.04         0.04            0.02                 --
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........         (1.75)          2.01         2.23            0.27              (1.56)
                               -------        -------      -------         -------            -------
 Total From Investment
  Operations............         (1.73)          2.05         2.27            0.29              (1.56)
                               -------        -------      -------         -------            -------
Less Distributions to
 Shareholders from:
 Net Investment Income..         (0.01)         (0.04)       (0.05)          (0.01)                --
 Net Capital Gains......         (0.33)         (0.82)       (1.02)             --                 --
                               -------        -------      -------         -------            -------
 Total Distributions....         (0.34)         (0.86)       (1.07)          (0.01)              0.00
                               -------        -------      -------         -------            -------
Net Asset Value, End of
 Period.................       $ 10.60        $ 12.67      $ 11.48         $ 10.28            $  8.44
                               =======        =======      =======         =======            =======
------------------------------------------------------------------------------------------------------------
Total Return............        (14.14)%        17.94%       23.13%           2.89%            (15.60)%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........       $79,386        $76,637      $47,521         $34,876            $19,437
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...          0.70%(2)       0.70%        0.70%           0.70%(2)           1.25%(2)
 Before Expense Waiver..          0.84%(2)       0.85%        0.91%           1.02%(2)           2.04%(2)
 Ratio of Net Investment
  Income to Average Net
  Assets................          0.36%(2)       0.31%        0.38%           0.68%(2)           0.03%(2)
Portfolio turnover
 rate...................         17.95%         13.66%       62.49%           7.99%             50.74%

--------
(1) Commencement of operations.
(2) Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                                      International Equity Fund
                          ----------------------------------------------------------------------------------
                             For the Six                          For the Years Ended
                            Months Ended    ----------------------------------------------------------------
                          November 30, 2000 May 31, 2000 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996
                          ----------------- ------------ ------------ ------------ ------------ ------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....       $ 14.90        $  13.35     $ 13.90      $ 13.18      $ 12.47      $ 11.60
                               -------        --------     -------      -------      -------      -------
Income From Investment
 Operations:
 Net Investment Income..         (0.08)           0.07        0.11         0.12         0.31         0.09
 Net Realized and
  Unrealized Gain (Loss)
  on Investments and
  Foreign Currency......         (1.40)           2.89       (0.27)        1.42         0.88         1.51
                               -------        --------     -------      -------      -------      -------
 Total From Investment
  Operations............         (1.48)           2.96       (0.16)        1.54         1.19         1.60
                               -------        --------     -------      -------      -------      -------
Less Distributions to
 Shareholders from:
 Net Investment Income..         (0.01)          (0.07)      (0.08)       (0.15)       (0.24)       (0.07)
 Net Capital Gains......         (2.36)          (1.34)      (0.31)       (0.67)       (0.24)       (0.66)
                               -------        --------     -------      -------      -------      -------
 Total Distributions....         (2.37)          (1.41)      (0.39)       (0.82)       (0.48)       (0.73)
                               -------        --------     -------      -------      -------      -------
Net Asset Value, End of
 Period.................       $ 11.05        $  14.90     $ 13.35      $ 13.90      $ 13.18      $ 12.47
                               =======        ========     =======      =======      =======      =======
------------------------------------------------------------------------------------------------------------
Total Return............        (12.41)%         21.73%      (1.02)%      12.77%        9.81%       14.27%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........       $98,942        $118,382     $81,301      $85,402      $83,313      $75,676
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...          1.00%(1)        1.00%       1.00%        1.03%        1.05%        1.05%
 Before Expense Waiver..          1.13%(1)        1.12%       1.14%        1.14%        1.16%        1.17%
 Ratio of Net Investment
  Income to Average Net
  Assets................          0.35%(1)        0.50%       0.82%        0.92%        0.97%        0.78%
Portfolio turnover
 rate...................         87.59%         155.72%      67.33%       55.55%       74.15%       53.58%

--------
(1)  Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                           Diversified Real Estate Fund
                          --------------------------------------------------------------
                             For the Six      For the      For the      For the Period
                            Months Ended     Year Ended   Year Ended  August 1, 1997 (1)
                          November 30, 2000 May 31, 2000 May 31, 1999  to May 31, 1998
                          ----------------- ------------ ------------ ------------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....       $  8.99        $  9.37       $10.13          $10.00
                               -------        -------       ------          ------
Income From Investment
 Operations:
 Net Investment Income..          0.27           0.50         0.53            0.35
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........          0.54          (0.39)       (0.76)           0.09
                               -------        -------       ------          ------
 Total From Investment
  Operations............          0.81           0.11        (0.23)           0.44
                               -------        -------       ------          ------
Less Distributions to
 Shareholders from:
 Net Investment Income..         (0.27)         (0.42)       (0.52)          (0.28)
 Return of Capital......            --          (0.07)       (0.01)          (0.03)
                               -------        -------       ------          ------
 Total Distributions....         (0.27)         (0.49)       (0.53)          (0.31)
                               -------        -------       ------          ------
Net Asset Value, End of
 Period.................       $  9.53        $  8.99       $ 9.37          $10.13
                               =======        =======       ======          ======
----------------------------------------------------------------------------------------
Total Return............          9.02%          1.59%       (1.80)%          4.31%
----------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........       $18,223        $12,419       $7,829          $6,677
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...          1.00%(2)       1.00%        1.00%           1.00%(2)
 Before Expense Waiver..          1.16%(2)       1.34%        1.47%           2.25%(2)
 Ratio of Net Investment
  Income to Average Net
  Assets................          6.06%(2)       5.62%        6.03%           4.17%(2)
Portfolio turnover
 rate...................          7.18%         10.36%       14.35%           0.84%

--------
(1)  Commencement of operations.
(2)  Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                                      Limited Maturity Bond Fund
                          ----------------------------------------------------------------------------------
                             For the Six                          For the Years Ended
                            Months Ended    ----------------------------------------------------------------
                          November 30, 2000 May 31, 2000 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996
                          ----------------- ------------ ------------ ------------ ------------ ------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....      $  10.07        $  10.32     $  10.45     $  10.31     $ 10.19      $ 10.43
                              --------        --------     --------     --------     -------      -------
Income From Investment
 Operations:
 Net Investment Income..          0.30            0.58         0.58         0.60        0.59         0.59
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........          0.23           (0.24)       (0.10)        0.22        0.12        (0.24)
                              --------        --------     --------     --------     -------      -------
 Total From Investment
  Operations............          0.53            0.34         0.48         0.82        0.71         0.35
                              --------        --------     --------     --------     -------      -------
Less Distributions to
 Shareholders from:
 Net Investment Income..         (0.30)          (0.58)       (0.58)       (0.60)      (0.59)       (0.59)
 Net Capital Gains......            --           (0.01)       (0.03)       (0.08)         --           --
                              --------        --------     --------     --------     -------      -------
 Total Distributions....         (0.30)          (0.59)       (0.61)       (0.68)      (0.59)       (0.59)
                              --------        --------     --------     --------     -------      -------
Net Asset Value, End of
 Period.................      $  10.30        $  10.07     $  10.32     $  10.45     $ 10.31      $ 10.19
                              ========        ========     ========     ========     =======      =======
------------------------------------------------------------------------------------------------------------
Total Return............          5.35%           3.42%        4.63%        8.15%       7.12%        3.38%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........      $159,831        $161,507     $166,257     $151,922     $43,010      $44,102
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...          0.45%(1)        0.45%        0.45%        0.50%       0.60%        0.60%
 Before Expense Waiver..          0.58%(1)        0.57%        0.58%        0.78%       0.75%        0.72%
 Ratio of Net Investment
  Income to Average Net
  Assets................          5.91%(1)        5.67%        5.54%        5.71%       5.72%        5.66%
Portfolio turnover
 rate...................         10.25%          30.95%       59.73%       48.24%      20.92%       52.79%

--------
(1)   Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                             Total Return Bond Fund
                          -------------------------------------------------------------
                             For the Six      For the      For the     For the Period
                            Months Ended     Year Ended   Year Ended  March 1, 1998 (1)
                          November 30, 2000 May 31, 2000 May 31, 1999  to May 31, 1998
                          ----------------- ------------ ------------ -----------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....      $   9.43        $   9.82     $  10.02       $  10.00
                              --------        --------     --------       --------
Income From Investment
 Operations:
 Net Investment Income..          0.31            0.60         0.59           0.15
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........          0.28           (0.36)       (0.14)          0.02
                              --------        --------     --------       --------
 Total From Investment
  Operations............          0.59            0.24         0.45           0.17
                              --------        --------     --------       --------
Less Distributions to
 Shareholders from:
 Net Investment Income..         (0.31)          (0.60)       (0.59)         (0.15)
 Net Capital Gains......            --           (0.03)       (0.06)            --
                              --------        --------     --------       --------
 Total Distributions....         (0.31)          (0.63)       (0.65)         (0.15)
                              --------        --------     --------       --------
Net Asset Value, End of
 Period.................      $   9.71        $   9.43     $   9.82       $  10.02
                              ========        ========     ========       ========
---------------------------------------------------------------------------------------
Total Return............          6.34%           2.55%        4.48%          1.69%
---------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........      $131,542        $125,962     $107,149       $101,363
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...          0.45%(2)        0.45%        0.45%          0.45%(2)
 Before Expense Waiver..          0.58%(2)        0.59%        0.62%          0.73%(2)
 Ratio of Net Investment
  Income to Average Net
  Assets................          6.45%(2)        6.30%        5.82%          5.89%(2)
Portfolio turnover
 rate...................         19.96%          38.96%       74.94%         10.51%

--------
(1)  Commencement of operations.
(2)  Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                                    Maryland Tax-Exempt Bond Fund
                          ----------------------------------------------------------------------------------
                             For the Six                          For the Years Ended
                            Months Ended    ----------------------------------------------------------------
                          November 30, 2000 May 31, 2000 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996
                          ----------------- ------------ ------------ ------------ ------------ ------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....       $ 10.23        $ 10.78      $ 10.82      $ 10.38       $10.20      $ 10.40
                               -------        -------      -------      -------       ------      -------
Income From Investment
 Operations:
 Net Investment Income..          0.23           0.45         0.45         0.48         0.50         0.49
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........          0.40          (0.55)       (0.04)        0.44         0.18        (0.20)
                               -------        -------      -------      -------       ------      -------
 Total From Investment
  Operations............          0.63          (0.10)        0.41         0.92         0.68         0.29
                               -------        -------      -------      -------       ------      -------
Less Distributions to
 Shareholders from:
 Net Investment Income..         (0.23)         (0.45)       (0.45)       (0.48)       (0.50)       (0.49)
                               -------        -------      -------      -------       ------      -------
 Total Distributions....         (0.23)         (0.45)       (0.45)       (0.48)       (0.50)       (0.49)
                               -------        -------      -------      -------       ------      -------
Net Asset Value, End of
 Period.................       $ 10.63        $ 10.23      $ 10.78      $ 10.82       $10.38      $ 10.20
                               =======        =======      =======      =======       ======      =======
------------------------------------------------------------------------------------------------------------
Total Return............          6.24%         (0.87)%       3.81%        9.03%        6.80%        2.84%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........       $38,891        $31,472      $26,565      $14,980       $8,298      $10,186
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...          0.45%(1)       0.45%        0.45%        0.49%        0.55%        0.62%
 Before Expense Waiver..          0.81%(1)       0.83%        0.87%        1.03%        1.13%        1.04%
 Ratio of Net Investment
  Income to Average Net
  Assets................          4.44%(1)       4.37%        4.12%        4.49%        4.84%        4.74%
Portfolio turnover
 rate...................         22.90%         60.16%       22.78%       55.95%       28.11%       20.58%

--------
(1)  Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                        Intermediate Tax-Exempt Bond Fund
                          -------------------------------------------------------------
                             For the Six      For the      For the     For the Period
                            Months Ended     Year Ended   Year Ended  March 1, 1998 (1)
                          November 30, 2000 May 31, 2000 May 31, 1999  to May 31, 1998
                          ----------------- ------------ ------------ -----------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....       $  9.62        $ 10.00      $ 10.01         $ 10.00
                               -------        -------      -------         -------
Income From Investment
 Operations:
 Net Investment Income..          0.20           0.38         0.38            0.10
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........          0.15          (0.32)        0.07            0.01
                               -------        -------      -------         -------
 Total From Investment
  Operations............          0.35           0.06         0.45            0.11
                               -------        -------      -------         -------
Less Distributions to
 Shareholders from:
 Net Investment Income..         (0.20)         (0.38)       (0.38)          (0.10)
 Net Capital Gains......            --          (0.06)       (0.08)             --
                               -------        -------      -------         -------
 Total Distributions....         (0.20)         (0.44)       (0.46)          (0.10)
                               -------        -------      -------         -------
Net Asset Value, End of
 Period.................       $  9.77        $  9.62      $ 10.00         $ 10.01
                               =======        =======      =======         =======
---------------------------------------------------------------------------------------
Total Return............          3.71%          0.64%        4.58%           1.07%
---------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........       $79,735        $81,498      $90,895         $93,992
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...          0.45%(2)       0.45%        0.45%           0.45%(2)
 Before Expense Waiver..          0.74%(2)       0.74%        0.76%           0.88%(2)
 Ratio of Net Investment
  Income to Average
 Net Assets.............          4.18%(2)       3.85%        3.80%           3.84%(2)
Portfolio turnover
 rate...................         60.83%        140.28%      149.02%          10.13%

--------
(1)  Commencement of operations.
(2)  Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                          National Tax-Exempt Bond Fund
                          -------------------------------------------------------------
                             For the Six    For the Year For the Year  For the Period
                            Months Ended       Ended        Ended     March 1, 1998 (1)
                          November 30, 2000 May 31, 2000 May 31, 1999  to May 31, 1998
                          ----------------- ------------ ------------ -----------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....      $   9.38        $   9.93     $  10.05       $  10.00
                              --------        --------     --------       --------
Income From Investment
 Operations:
 Net Investment Income..          0.23            0.45         0.44           0.11
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........          0.34           (0.51)          --           0.05
                              --------        --------     --------       --------
 Total From Investment
  Operations............          0.57           (0.06)        0.44           0.16
                              --------        --------     --------       --------
Less Distributions to
 Shareholders from:
 Net Investment Income..         (0.23)          (0.45)       (0.44)         (0.11)
 Net Capital Gains......            --           (0.04)       (0.12)            --
                              --------        --------     --------       --------
 Total Distributions....         (0.23)          (0.49)       (0.56)         (0.11)
                              --------        --------     --------       --------
Net Asset Value, End of
 Period.................      $   9.72        $   9.38     $   9.93       $  10.05
                              ========        ========     ========       ========
---------------------------------------------------------------------------------------
Total Return............          6.12%         (0.55)%        4.43%          1.64%
---------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........      $178,322        $172,920     $178,067       $178,116
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...          0.45%(2)        0.45%        0.45%          0.45%(2)
 Before Expense Waiver..          0.72%(2)        0.72%        0.74%          0.86%(2)
 Ratio of Net Investment
  Income to Average Net
  Assets................          4.76%(2)        4.69%        4.36%          4.49%(2)
Portfolio turnover
 rate...................         85.67%         113.69%      123.30%          7.37%

--------
(1)  Commencement of operations.
(2)  Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         Notes to Financial Statements
                                  (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

M.S.D.&T. Funds, Inc. (the "Company") is registered under the Investment Com-pany Act of 1940, as amended, as an open-end management investment company. The Company was incorporated in Maryland on March 7, 1989. The Articles of In-corporation of the Company authorize the Board of Directors to issue up to ten billion shares, having a par value of $.001 per share. The Company is a series fund which currently issues fourteen classes of common stock representing in-terests in fourteen investment portfolios: the Prime Money Market Fund (Class
A), the Government Money Market Fund (Class B), the Tax-Exempt Money Market Fund (Class C), the Growth & Income Fund (Class E), the Limited Maturity Bond Fund (Class F), the Maryland Tax-Exempt Bond Fund (Class G), the International Equity Fund (Class H), the Diversified Real Estate Fund (Class J), the Na-tional Tax-Exempt Bond Fund (Class K), the Total Return Bond Fund (Class L), the Equity Growth Fund (Class M), the Equity Income Fund (Class N), the Inter-mediate Tax-Exempt Bond Fund (Class O) and the Capital Opportunities Fund (Class P)--(the "Funds").

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Ac-tual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

  A) Security Valuation: Investment securities held by the Prime Money Market Fund, Government Money Market Fund and Tax-Exempt Money Market Fund (the "Money Market Funds") are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is per-formed pursuant to procedures adopted by the Company's Board of Direc-tors in an attempt to avoid dilution or other unfair results to share-holders. Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, but there can be no assurance that it will be able to do so.

     Investments held by the Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Capital Opportunities Fund, International Equity Fund, Di-versified Real Estate Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic secu-rity exchange (including securities traded through the National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the closing values of

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued
                                  (Unaudited)

     such securities on their respective exchanges, provided that if such se-curities are not traded on the valuation date, they will be valued at the preceding closing values and provided further, that when an occur-rence subsequent to the time of valuation is likely to have changed the value, then the fair value of those securities will be determined through consideration of other factors by or under the direction of the Company's Board of Directors. Over-the-counter securities and securities listed or traded on foreign exchanges with operations similar to the U.S. over-the-counter market are valued at the mean of the most recent available quoted bid and asked prices in the over-the-counter market. Market or fair value may be determined on the basis of valuations pro-vided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and asked prices provided by in-vestment dealers. Investments in mutual funds are valued at the closing net asset value per share on the day of valuation. Short-term invest-ments with maturities of 60 days or less are valued at amortized cost which approximates fair value. The net asset value per share of the Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Capital Opportunities Fund, International Equity Fund, Diversified Real Estate Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Ex-empt Bond Fund will fluctuate as the values of their respective invest-ment portfolios change.

  B) Security Transactions and Investment Income: Security transactions are accounted for on the trade date. The cost of investments sold is deter-mined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general expenses of the Company are allocated among the Funds based on relative net assets. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the Fund's custody charges.

  C) Dividends and Distributions to Shareholders: Dividends from net invest-ment income are declared daily and paid monthly to shareholders of the Money Market Funds, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and Na-tional Tax-Exempt Bond Fund; are declared and paid monthly to sharehold-ers of the Growth & Income Fund, Equity Income Fund and Equity Growth Fund; are declared and paid quarterly to shareholders of the Diversified Real Estate Fund; and are declared and paid semi-annually to sharehold-ers of the International Equity Fund. Any net realized capital gains are distributed at least annually with respect to the Money Market Funds, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund and at least semi-annually with regard to the Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Capital Opportunities Fund, Diversified Real Estate Fund and International Equity Fund.

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued
                                  (Unaudited)


    Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax resolutions.

  D) Federal Income Taxes: Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regu-lated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, among other things, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes.

    Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The following losses will be treated as arising on the first day of fiscal year ended May 31, 2001:

                                                                  Capital Losses
                                                                     Deferred
                                                                  --------------
      Diversified Real Estate Fund...............................   $   20,971
      Limited Maturity Bond Fund.................................      219,484
      Total Return Bond Fund.....................................    1,152,716
      Maryland Tax-Exempt Bond Fund..............................      302,871
      Intermediate Tax-Exempt Bond Fund..........................      681,507
      National Tax-Exempt Bond Fund..............................    1,464,745

  E) Repurchase Agreements: The Prime Money Market Fund, Government Money Market Fund, Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Capital Opportunities Fund, International Equity Fund, Diversified Real Estate Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and Na-tional Tax-Exempt Bond Fund may agree to purchase portfolio securities from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. In the case of the Prime Money Market Fund and Government Money Market Fund, collateral for repurchase agreements may have longer matu-rities than the maximum permissible remaining maturity of portfolio in-vestments. The seller will be required on a daily basis to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price (including accrued interest), plus the trans-action costs the Funds could expect to incur if the seller defaults, marked-to-market daily. Repurchase agreements are accounted for as col-lateralized financings. The policy of the Funds is to obtain possession of collateral with a market value equal to 102% of the repurchase agree-ment.

  F) Foreign Currency Translation: Foreign currency amounts are translated into U.S. dollars at prevailing exchange rates as follows: assets and liabilities at the rate of exchange prevailing at the end of the respec-tive period, purchases and sales of securities and income and expenses

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued
                                  (Unaudited)

     at the rate of exchange prevailing on the dates of such transactions. The International Equity Fund does not isolate that portion of the re-sults of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  G) Forward Foreign Currency Contracts: The International Equity Fund enters into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. All commitments are marked-to-market daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in income as a component of realized gain or loss on foreign currency. Such contracts, which protect the value of a Fund's investment securities against a decline in the value of currency, do not eliminate fluctua-tions in the underlying prices of the securities, but merely establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged cur-rency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

  H) International investing is subject to certain factors such as currency exchange rate volatility, possible political, social or economic insta-bility, foreign taxation and/or differences in auditing and other finan-cial standards.

  I) Investing in the securities of companies principally engaged in the real estate business is subject to the same risks as direct ownership of real estate, such as supply and demand for properties, the economic health of the country, different regions and local markets, and the strength of specific industries renting properties.

  J) The International Equity Fund is subject to foreign income taxes by cer-tain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income. Gains realized upon disposition of Thailand securities held by the International Equity Fund are subject to capital gain tax in Thailand. The tax on realized gains is paid prior to repatriation of sales proceeds.

  K) The Capital Opportunities Fund could fluctuate in price more than most funds, due to the volatile nature of both the technology sector and stocks of smaller companies. In addition, the Fund may participate in the Initial Public Offering (IPO) market, and a portion of the Fund's returns consequently may be attributable to its investment in IPOs, which may have a magnified impact due to the Fund's small asset base. As the Fund's assets grow, it is probable that the effect of the Fund's in-vestments in IPOs on its total returns may not be as significant.

  L) The Maryland Tax-Exempt Bond, Intermediate Tax-Exempt Bond and National Tax-Exempt Bond Funds' income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued
                                  (Unaudited)


2. INVESTMENT ADVISER, ADMINISTRATOR, DISTRIBUTOR AND OTHER RELATED PARTY TRANSACTIONS

Mercantile-Safe Deposit & Trust Company ("Mercantile") provides investment ad-visory and administration services to each Fund pursuant to an Investment Ad-visory Agreement and an Administration Agreement. For its services as Adviser, Mercantile receives an advisory fee computed daily and payable monthly at an annual rate of (a) .25% of the first $1 billion of the Prime Money Market, Government Money Market and Tax-Exempt Money Market Funds' average daily net assets during the preceding month plus .20% of such Funds' average daily net assets in excess of $1 billion during the preceding month, (b) .60% of the first $1 billion of the Growth & Income, Equity Income and Equity Growth Funds' average daily net assets during the preceding month plus .40% of such Funds' average daily net assets in excess of $1 billion during the preceding month, (c) .35% of the first $1 billion of the Limited Maturity Bond and Total Return Bond Funds' average daily net assets during the preceding month plus
 .20% of such Funds' average daily net assets in excess of $1 billion during the preceding month, (d) .50% of the first $1 billion of the Maryland Tax-Ex-empt Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds' average daily net assets during the preceding month plus .25% of such Funds' average daily net assets in excess of $1 billion during the preceding month,
(e) .80% of the first $1 billion of the International Equity Fund's average daily net assets during the preceding month plus .70% of such Fund's average daily net assets in excess of $1 billion during the preceding month (Mercan-tile pays a sub-advisory fee to BlackRock International Ltd. at an annual rate of .45% of the average daily net assets), (f) .80% of the first $1 billion of the Diversified Real Estate Fund's average daily net assets during the preced-ing month plus .60% of such Fund's average daily net assets in excess of $1 billion during the preceding month, and (g) 1.30% of the first $1 billion of the Capital Opportunities Fund's average daily net assets during the preceding month plus 1.20% of such Fund's average daily net assets in excess of $1 bil-lion during the preceding month (Mercantile pays a sub-advisory fee to Dela-ware Management Company at an annual rate of .70% of the average daily net as-
sets). For its services as Administrator, Mercantile receives an administra-tion fee computed daily and payable monthly at an annual rate of .125% of the average daily net assets of each Fund. Mercantile may, at its discretion, vol-untarily waive any portion of its advisory fee or its administration fee for any Fund.

Shares in each Fund are sold on a continuous basis without a sales load by the Company's distributor, BISYS Fund Services ("the Distributor"). The Distribu-tor receives no fee for these services. BISYS Fund Services Ohio, Inc., an af-filiate of the Distributor, receives fees for fund accounting and transfer agent services provided to the Funds.

Each director of the Company received from the Company an annual fee of $9,500 and a fee of $2,000 for each Board meeting attended and was reimbursed for all out-of-pocket expenses relating to attendance at meetings. The Chairman of the Board of Directors and President receives an additional fee of $7,500 for his services in these capacities. No person who is a director, officer or employee of Mercantile serves as a director, officer or employee of the Company. During the six months ended November 30, 2000, the Funds paid legal fees to a law firm, a partner of which serves as Secretary of the Company.

                             M.S.D.&T. Funds, Inc.
                   Notes to Financial Statements -- Continued
                                  (Unaudited)

3. NET ASSETS

At November 30, 2000, net assets consisted of the following:

                                        Prime       Government     Tax-Exempt
                                    Money Market   Money Market   Money Market
                                        Fund           Fund           Fund
                                    ------------   ------------   ------------
Capital Paid-In...................  $599,068,479   $446,627,542   $215,033,881
Accumulated Realized Gain (Loss)
 on Investments...................      (105,696)      (126,205)       (13,803)
                                    ------------   ------------   ------------
                                    $598,962,783   $446,501,337   $215,020,078
                                    ============   ============   ============

                                      Growth &
                                       Income      Equity Income     Equity
                                        Fund           Fund       Growth Fund
                                      --------     -------------  -----------
Capital Paid-In...................  $321,436,173   $ 94,350,197   $ 72,236,289
Accumulated Realized Gain (Loss)
 on Investments and Foreign
 Currency.........................     8,132,857      5,562,345      3,186,369
Net Unrealized Appreciation
 (Depreciation) on Investments and
 Foreign Currency.................   157,741,909     20,564,592      3,855,354
Undistributed Net Investment
 Income (Distribution in Excess of
 Net Investment Income)...........       493,300        313,614        107,543
                                    ------------   ------------   ------------
                                    $487,804,239   $120,790,748   $ 79,385,555
                                    ============   ============   ============

                                       Capital     International  Diversified
                                    Opportunities     Equity      Real Estate
                                        Fund           Fund           Fund
                                    -------------  -------------  -----------
Capital Paid-In...................  $ 22,701,948   $109,196,523   $ 17,751,095
Accumulated Realized Gain (Loss)
 on Investments and Foreign
 Currency.........................    (1,217,046)    (2,439,823)      (287,451)
Net Unrealized Appreciation
 (Depreciation) on Investments and
 Foreign Currency.................    (2,050,192)    (7,269,724)       609,276
Undistributed Net Investment
 Income (Distribution in Excess of
 Net Investment Income)...........         2,788       (545,277)       150,180
                                    ------------   ------------   ------------
                                    $ 19,437,498   $ 98,941,699   $ 18,223,100
                                    ============   ============   ============

                            Limited        Total       Maryland    Intermediate    National
                         Maturity Bond  Return Bond   Tax-Exempt    Tax-Exempt    Tax-Exempt
                             Fund           Fund       Bond Fund    Bond Fund     Bond Fund
                         -------------  -----------   ----------   ------------   ----------
Capital Paid-In......... $160,600,395   $132,274,381  $39,232,744  $80,952,639   $175,519,671
Accumulated Realized
 Gain (Loss) on
 Investments............     (122,226)    (1,111,692)    (721,980)  (1,681,301)    (1,173,416)
Net Unrealized
 Appreciation
 (Depreciation) on
 Investments............     (647,041)       379,684      379,776      463,259      3,975,485
                         ------------   ------------  -----------  -----------   ------------
                         $159,831,128   $131,542,373  $38,890,540  $79,734,597   $178,321,740
                         ============   ============  ===========  ===========   ============

                             M.S.D.&T. Funds, Inc.
                   Notes to Financial Statements -- Continued
                                  (Unaudited)


4. CAPITAL STOCK

Transactions in shares of the Company are summarized as follows:

                            Prime Money Market Fund       Government Money Market Fund
                         ------------------------------  ------------------------------
                            For the Six    For the Year     For the Six      For the
                           Months Ended       Ended        Months Ended     Year Ended
                         November 30, 2000 May 31, 2000  November 30, 2000 May 31, 2000
                         ----------------- ------------  ----------------- ------------
                            (Unaudited)                     (Unaudited)
Shares Sold.............    469,953,523     625,428,345     383,543,692     725,454,493
Shares Redeemed.........   (386,475,233)   (642,810,864)   (414,944,068)   (695,928,694)
Shares Reinvested.......        755,540       1,275,411       1,011,779       1,841,930
                           ------------    ------------    ------------    ------------
Net Increase (Decrease)
 in Shares..............     84,233,830     (16,107,108)    (30,388,597)     31,367,729
Shares Outstanding:
 Beginning of Period....    514,833,918     530,941,026     477,016,139     445,648,410
                           ------------    ------------    ------------    ------------
 End of Period..........    599,067,748     514,833,918     446,627,542     477,016,139
                           ============    ============    ============    ============

                          Tax-Exempt Money Market Fund        Growth & Income Fund
                          ----------------------------   ------------------------------
                            For the Six    For the Year     For the Six    For the Year
                           Months Ended       Ended        Months Ended       Ended
                         November 30, 2000 May 31, 2000  November 30, 2000 May 31, 2000
                         ----------------- ------------  ----------------- ------------
                            (Unaudited)                     (Unaudited)
Shares Sold.............    153,887,716     215,040,601      3,199,266       3,358,116
Shares Redeemed.........    (86,913,751)   (210,256,955)    (1,400,688)     (2,258,249)
Shares Reinvested.......         17,951          31,090        622,936         422,298
                            -----------    ------------     ----------      ----------
Net Increase (Decrease)
 in Shares..............     66,991,916       4,814,736      2,421,514       1,522,165
Shares Outstanding:
 Beginning of Period....    148,044,111     143,229,375     19,001,235      17,479,070
                            -----------    ------------     ----------      ----------
 End of Period..........    215,036,027     148,044,111     21,422,749      19,001,235
                            ===========    ============     ==========      ==========
                               Equity Income Fund              Equity Growth Fund
                         ------------------------------  ------------------------------
                            For the Six    For the Year     For the Six    For the Year
                           Months Ended       Ended        Months Ended       Ended
                         November 30, 2000 May 31, 2000  November 30, 2000 May 31, 2000
                         ----------------- ------------  ----------------- ------------
                            (Unaudited)                     (Unaudited)
Shares Sold.............      3,579,102       3,835,154      1,744,795       2,747,952
Shares Redeemed.........     (7,843,395)     (7,332,195)      (320,531)       (866,277)
Shares Reinvested.......        554,384         408,002         19,384          26,638
                            -----------    ------------     ----------      ----------
Net Increase (Decrease)
 in Shares..............     (3,709,909)     (3,089,039)     1,443,648       1,908,313
Shares Outstanding:
 Beginning of Period....     27,562,869      30,651,908      6,048,686       4,140,373
                            -----------    ------------     ----------      ----------
 End of Period..........     23,852,960      27,562,869      7,492,334       6,048,686
                            ===========    ============     ==========      ==========

                             M.S.D.&T. Funds, Inc.
                   Notes to Financial Statements -- Continued
                                  (Unaudited)


                         Capital Opportunities Fund         International Equity Fund
                         -------------------------------- ------------------------------
                            For the Period                   For the Six    For the Year
                         July 5, 2000 (1) to                Months Ended       Ended
                          November 30, 2000               November 30, 2000 May 31, 2000
                         ----------------------           ----------------- ------------
                             (Unaudited)                     (Unaudited)
Shares Sold.............            2,303,529                 7,677,219       8,630,933
Shares Redeemed.........                 (506)               (6,900,405)     (6,861,852)
Shares Reinvested.......                    0                   234,130          84,762
                              ---------------                ----------      ----------
Net Increase (Decrease)
 in Shares..............            2,303,023                 1,010,944       1,853,843
Shares Outstanding:
 Beginning of Period....                    0                 7,944,285       6,090,442
                              ---------------                ----------      ----------
 End of Period..........            2,303,023                 8,955,229       7,944,285
                              ===============                ==========      ==========

--------
(1) Commencement of operations

                          Diversified Real Estate Fund    Limited Maturity Bond Fund
                         ------------------------------ ------------------------------
                            For the Six    For the Year    For the Six    For the Year
                           Months Ended       Ended       Months Ended       Ended
                         November 30, 2000 May 31, 2000 November 30, 2000 May 31, 2000
                         ----------------- ------------ ----------------- ------------
                            (Unaudited)                    (Unaudited)
Shares Sold.............       564,445        678,072         774,310       2,287,159
Shares Redeemed.........       (37,831)      (138,435)     (1,389,293)     (2,499,396)
Shares Reinvested.......         4,074          6,326          82,831         145,749
                             ---------      ---------      ----------      ----------
Net Increase (Decrease)
 in Shares..............       530,688        545,963        (532,152)        (66,488)
Shares Outstanding:
 Beginning of Period....     1,381,584        835,621      16,044,582      16,111,070
                             ---------      ---------      ----------      ----------
 End of Period..........     1,912,272      1,381,584      15,512,430      16,044,582
                             =========      =========      ==========      ==========

                             Total Return Bond Fund     Maryland Tax-Exempt Bond Fund
                         ------------------------------ -----------------------------
                            For the Six    For the Year    For the Six    For the Year
                           Months Ended       Ended       Months Ended       Ended
                         November 30, 2000 May 31, 2000 November 30, 2000 May 31, 2000
                         ----------------- ------------ ----------------- ------------
                            (Unaudited)                    (Unaudited)
Shares Sold.............     1,015,686       3,664,392        913,555      1,245,097
Shares Redeemed.........      (858,059)     (1,256,466)      (339,204)      (646,229)
Shares Reinvested.......        24,024          46,793          8,415         12,780
                            ----------      ----------      ---------      ---------
Net Increase (Decrease)
 in Shares..............       181,651       2,454,719        582,766        611,648
Shares Outstanding:
 Beginning of Period....    13,361,687      10,906,968      3,075,082      2,463,434
                            ----------      ----------      ---------      ---------
 End of Period..........    13,543,338      13,361,687      3,657,848      3,075,082
                            ==========      ==========      =========      =========

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued
                                  (Unaudited)


                         Intermediate Tax-Exempt Bond Fund         National Tax-Exempt Bond Fund
                         ---------------------------------         -----------------------------
                             For the Six        For the Year          For the Six    For the Year
                            Months Ended           Ended             Months Ended       Ended
                          November 30, 2000     May 31, 2000       November 30, 2000 May 31, 2000
                          -----------------     ------------       ----------------- ------------
                             (Unaudited)                              (Unaudited)
Shares Sold.............              320,812             902,088        608,535       2,373,803
Shares Redeemed.........             (634,321)         (1,521,664)      (686,278)     (1,885,583)
Shares Reinvested.......                  348                 771            761           1,324
                             ----------------   -----------------     ----------      ----------
Net Increase (Decrease)
 in Shares..............             (313,161)           (618,805)       (76,982)        489,544
Shares Outstanding:
 Beginning of Period....            8,470,563           9,089,368     18,426,437      17,936,893
                             ----------------   -----------------     ----------      ----------
 End of Period..........            8,157,402           8,470,563     18,349,455      18,426,437
                             ================   =================     ==========      ==========

5. PURCHASES & SALES OF SECURITIES

For the six months ended November 30, 2000, total aggregate purchases and pro-ceeds from sales of investment securities (excluding short-term securities) were as follows:

                                                       U.S.
                                                    Government  U.S. Government
                           Purchases*     Sales*     Purchases       Sales
                           ----------     ------    ----------  ---------------
Growth & Income Fund....  $ 79,370,880 $ 64,817,577 $         0   $         0
Equity Income Fund......    22,388,677   51,463,111           0             0
Equity Growth Fund......    24,523,750   13,763,970           0             0
Capital Opportunities
 Fund...................    29,038,504    8,629,612           0             0
International Equity
 Fund...................    90,318,769   95,292,228           0             0
Diversified Real Estate
 Fund...................     5,003,526    1,077,174           0             0
Limited Maturity Bond
 Fund...................     2,169,642    1,239,487  20,074,531    11,737,925
Total Return Bond Fund..     5,983,883    5,090,167  19,997,198    18,814,669
Maryland Tax-Exempt Bond
 Fund...................    14,792,803    7,773,897           0             0
Intermediate Tax-Exempt
 Bond Fund..............    48,152,841   46,478,360           0             0
National Tax-Exempt Bond
 Fund...................   155,470,948  147,848,039           0             0

--------
*  (excluding short-term and U.S. Government securities)

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Concluded
                                  (Unaudited)


6.  CAPITAL LOSS CARRYOVERS

At May 31, 2000, the following Funds had capital loss carryovers:.

                                                Capital Loss    Expiration
                                                 Carryover         Year
                                                ------------    ----------
Prime Money Market Fund........................  $  105,696  2003 through 2006
Government Money Market Fund...................     126,205  2003 through 2004
Tax-Exempt Money Market Fund...................      13,803  2003 through 2008
Diversified Real Estate Fund (as of
 12/31/99**)...................................     166,530  2006 through 2007
Total Return Bond Fund.........................     172,881  2008
Maryland Tax-Exempt Bond Fund..................     459,297  2003 through 2008
Intermediate Tax-Exempt Bond Fund..............     840,837  2008
National Tax-Exempt Bond Fund..................   1,794,842  2008

--------
**  12/31/99 is the tax year end for the Diversified Real Estate Fund.

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Funds.

7.  LINE OF CREDIT

The Company has established a line of credit with Fifth Third Bank with re-spect to all Funds except the International Equity Fund. The line of credit, which is in an uncommitted aggregate amount of $25 million, may be accessed by the Funds for temporary or emergency purposes only. Each Fund may borrow up to 10% of its respective net assets. If a Fund's borrowings under the line of credit exceed 5% of its net assets that Fund may not purchase additional secu-rities. Borrowings under the line of credit bear interest at the overnight Federal Funds rate plus .50% per annum. At November 30, 2000, the Funds had no outstanding borrowings under the line of credit. During the six months ended November 30, 2000, the following Funds borrowed amounts and paid interest as noted in the table below.

                                                              Weighted Average
                          Range of Borrowings   Interest Paid  Interest Rate
                          -------------------   ------------- ----------------
Prime Money Market
 Fund................... $2,659,785--$4,998,419    $1,489           7.00%

8.  TERMINATION OF SUB-ADVISORY AGREEMENT

On October 27, 2000, the Board of Directors of the Company voted to terminate the Sub-Advisory Agreement between Mercantile and BlackRock International, Ltd. ("BlackRock") with respect to the International Equity Fund. The termina-tion is effective as of the close of business on January 26, 2001. The Board of Directors, with assistance from Mercantile, currently is in the process of seeking one or more sub-advisers to replace BlackRock, and is expected to make its final determination on one or more new sub-advisers at a meeting to be held on January 26, 2001.

                           IMPORTANT TAX INFORMATION
                                  (Unaudited)

During the calendar year ended December 31, 2000, the distributions paid by the Funds were derived from the following:

                         Net Investment Income
                            and Short-Term     Exempt Interest Dividends
                             Capital Gains      (excludable from gross   Long-Term Capital Gains
                         (taxable as ordinary  income for Federal income (taxable at a long-term
                                income)              tax purposes)         capital gain rate)
                         --------------------- ------------------------- -----------------------
Prime Money Market......         100.0%                     --                      --
Government Money
 Market.................         100.0%                     --                      --
Tax-Exempt Money
 Market.................            --                   100.0%                     --
Growth & Income(1)......           6.3%                     --                    93.7%
Equity Income(1)........           6.3%                     --                    93.7%
Equity Growth(1)........          10.9%                     --                    89.1%
International
 Equity(2)..............          48.6%                     --                    51.4%
Limited Maturity Bond...         100.0%                     --                      --
Total Return Bond.......         100.0%                     --                      --
Maryland Tax-Exempt
 Bond...................            --                   100.0%                     --
Intermediate Tax-Exempt
 Bond...................            --                   100.0%                     --
National Tax-Exempt
 Bond...................            --                   100.0%                     --

--------
(1) 100% of distributions derived from net investment income and short-term capital gains qualify for the dividends received deduction available to corporate shareholders.
(2) The foreign taxes paid or withheld per share represent taxes incurred by the International Equity Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be in-cluded in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. See following page. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

                                  (Unaudited)

                          CAPITAL GAIN DISTRIBUTIONS

During the calendar year ending December 31, 2000, the M.S.D.&T. Funds dis-tributed capital gains to shareholders of Growth & Income Fund, Equity Income Fund, Equity Growth Fund and International Equity Fund on 6/5/00 and 12/19/00. The Securities and Exchange Commission requires mutual funds to disclose to shareholders the composition of the capital gain distribution. The figures listed below may differ from those cited elsewhere in the report due to dif-ferences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes. Pursu-ant to this requirement, these percentages are listed below:

                                                            Short-Term Long-Term
                                                            ---------- ---------
       Growth & Income Fund................................     1.7%      98.3%
       Equity Income Fund..................................     0.0%     100.0%
       Equity Growth Fund..................................     8.3%      91.7%
       International Equity Fund...........................    48.4%      51.6%

Short-term capital gain distributions are taxable to you as ordinary income. Long-term capital gain distributions are taxable to you as long term capital gains.

                                  (Unaudited)

         Income by Country for the M.S.D.&T. International Equity Fund

                     Calendar Year Ended December 31, 2000

                                                     Percentage of Percentage of
                                                     Gross Income:  Taxes Paid:
                                                     ------------- -------------
Brazil..............................................      2.25%         0.19%
Canada..............................................      0.49          0.00
Finland.............................................      0.71          0.99
France..............................................      8.65         19.54
Germany.............................................      2.93          4.06
Greece..............................................     -0.04          0.00
Hong Kong...........................................      3.57          0.00
India...............................................      0.71          0.00
Indonesia...........................................      0.00         -0.02
Italy...............................................      1.55          2.17
Japan...............................................      8.36         11.71
Korea...............................................      0.09          0.00
Malaysia............................................      0.00          0.28
Mexico..............................................      0.23          0.00
Netherlands.........................................     12.59         14.18
Singapore...........................................      2.00          4.76
South Africa........................................      1.85          0.00
Spain...............................................      4.18          5.85
Sweden..............................................      2.37          3.32
Switzerland.........................................      7.35         10.20
Taiwan..............................................      0.15          1.51
Thailand............................................      1.06          0.00
United Kingdom......................................     22.85         21.26
United States.......................................     16.10          0.00
                                                        ------        ------
                                                        100.00        100.00

Foreign taxes withheld as of December 31, 2000 were $193,729.

                                  (Unaudited)

                    Income by State for the M.S.D.&T. Funds

                     Calendar Year Ended December 31, 2000

                                  Tax-Exempt   Maryland  Intermediate  National
                                     Money    Tax-Exempt  Tax-Exempt  Tax-Exempt
                                  Market Fund Bond Fund   Bond Fund   Bond Fund
                                  ----------- ---------- ------------ ----------
Percentage of Income:
  Alabama........................     0.000%     0.000%      1.157%      0.478%
  Alaska.........................     1.310      0.000       0.737       0.000
  Arkansas.......................     0.000      0.000       0.000       0.161
  Arizona........................     0.721      0.000       3.962       1.704
  California.....................     0.000      0.000       0.000       0.500
  Colorado.......................     0.000      0.000       0.000       1.561
  Connecticut....................     1.210      0.000       2.620       1.340
  Delaware.......................     0.528      0.000       2.655       1.418
  District of Columbia...........     1.684      0.127       2.219       0.000
  Florida........................     7.255      0.000       2.166       4.190
  Georgia........................     1.275      0.000       8.707       2.968
  Idaho..........................     0.223      0.000       0.000       0.000
  Illinois.......................     5.590      0.000       9.309       4.874
  Indiana........................     2.227      0.000       0.000       2.044
  Kansas.........................     1.193      0.000       0.000       1.024
  Kentucky.......................     1.263      0.000       2.439       0.627
  Louisiana......................     3.567      0.000       1.207       0.457
  Maryland.......................     6.498     92.613       4.328       9.741
  Massachusetts..................     1.157      0.000       5.854       6.144
  Michigan.......................     3.138      0.000       2.199       4.140
  Minnesota......................     6.052      0.000       1.886       1.428
  Mississippi....................     1.936      0.000       0.033       0.000
  Missouri.......................     2.565      0.000       1.945       1.188
  Montana........................     0.032      0.000       0.000       0.000
  Nebraska.......................     0.000      0.000       2.306       0.420
  Nevada.........................     0.405      0.000       0.000       0.000
  New Hampshire..................     0.669      0.000       0.000       0.000
  New Jersey.....................     1.425      0.000       2.074       5.517
  New Mexico.....................     0.000      0.000       4.087       0.061
  New York.......................     3.347      0.000       2.138       7.267
  North Carolina.................     6.047      0.000       1.243       0.453
  Ohio...........................     8.274      0.000       4.086       5.407
  Oklahoma.......................     0.000      0.000       4.267       0.658
  Oregon.........................     1.953      0.000       1.608       1.451
  Pennsylvania...................     5.072      0.000       2.127       7.939
  Puerto Rico....................     0.000      3.878       0.000       0.018
  Rhode Island...................     0.000      0.000       0.000       1.668
  South Carolina.................     4.695      0.000       2.772       0.939
  Tennessee......................     0.000      0.000       0.329       1.267
  Texas..........................    10.555      0.000       3.725       7.504
  Utah...........................     0.373      0.000       2.322       2.249
  Virginia.......................     1.417      0.000       2.953       4.286
  Washington.....................     0.345      0.000       2.816       3.174
  Wisconsin......................     0.922      0.000       3.941       1.554
  Wyoming........................     0.885      0.000       0.000       0.000
  Other Mutual Fund Income.......     4.192      3.382       3.783       2.181
                                    -------    -------     -------     -------
    Total........................   100.000    100.000     100.000     100.000

                                  (Unaudited)

                              Assets Held by State

                       As of Year Ended December 31, 2000

                                  Tax-Exempt   Maryland  Intermediate  National
                                     Money    Tax-Exempt  Tax-Exempt  Tax-Exempt
                                  Market Fund Bond Fund   Bond Fund   Bond Fund
                                  ----------- ---------- ------------ ----------
Alabama..........................     0.00%       0.00%       3.57%       1.06%
Alaska...........................     1.88        0.00        0.00        0.00
Arizona..........................     3.52        0.00        3.92        4.09
Arkansas.........................     0.00        0.00        0.00        0.82
California.......................     0.00        0.00        0.00        2.30
Colorado.........................     0.00        0.00        0.00        3.31
Connecticut......................     1.41        0.00        0.00        0.92
Delaware.........................     1.18        0.00        2.61        0.97
District Of Columbia.............     2.35        1.69        1.28        0.00
Florida..........................     4.84        0.00        5.42        3.60
Georgia..........................     0.97        0.00        7.31        8.69
Idaho............................     1.03        0.00        0.00        0.00
Illinois.........................     4.06        0.00        7.11        3.84
Indiana..........................     2.58        0.00        0.00        1.78
Kansas...........................     1.88        0.00        0.00        1.19
Kentucky.........................     0.00        0.00        3.90        0.00
Louisiana........................     0.73        0.00        1.34        0.68
Maryland.........................     7.44       86.45        3.04        1.83
Massachusetts....................     0.94        0.00        5.09        6.47
Michigan.........................     3.11        0.00        8.05        3.13
Minnesota........................     5.36        0.00        0.00        0.58
Mississippi......................     1.80        0.00        1.30        0.00
Missouri.........................     2.67        0.00        0.00        1.43
Nebraska.........................     0.00        0.00        2.24        0.00
New Jersey.......................     2.35        0.00        3.21        4.94
New Mexico.......................     0.00        0.00        1.94        0.81
New York.........................     5.25        0.00        0.00        5.53
North Carolina...................     5.87        0.00        0.00        0.85
Ohio.............................     6.79        0.00        5.89        2.99
Oklahoma.........................     0.00        0.00        3.55        1.18
Oregon...........................     1.22        0.00        1.65        4.84
Pennsylvania.....................     7.69        0.00        6.68        7.36
Puerto Rico......................     0.00        7.95        0.00        0.00
Rhode Island.....................     0.00        0.00        0.00        2.37
South Carolina...................     3.81        0.00        2.51        2.48
Tennessee........................     0.00        0.00        1.35        1.06
Texas............................     9.73        0.00        2.58        5.28
Utah.............................     0.89        0.00        2.54        1.45
Virginia.........................     1.88        0.00        4.15        4.67
Washington.......................     0.47        0.00        1.28        3.07
Wisconsin........................     2.37        0.00        4.15        1.92
Wyoming..........................     1.55        0.00        0.00        0.00
Other Mutual Funds...............     2.38        3.91        2.34        2.51
                                    ------      ------      ------      ------
  Total..........................   100.00      100.00      100.00      100.00

                     IMPORTANT TAX INFORMATION -- Concluded
                                  (Unaudited)

             M.S.D.&T. Funds that Hold U.S. Government Obligations

                               Government     Capital     Limited
                                  Money    Opportunities Maturity  Total Return
                               Market Fund     Fund      Bond Fund  Bond Fund
                               ----------- ------------- --------- ------------
Percentage of Income for the
 Calendar Year Ended December
 31, 2000:
  Treasury Obligations.......      0.00%        0.00%      17.81%      9.46%
  Federal Agency
   Obligations...............     33.87        21.32        1.02       1.07
  Other Agency Obligations...     23.07         0.57       13.27      40.34
  Federal Home Loan Mortgage
   Obligations...............     21.06        43.97       10.25      13.69
  Other Obligations..........     22.00        34.14       57.65      35.44
                                  -----        -----       -----      -----
    Total....................       100          100         100        100
Percentage of Assets held on
 December 31, 2000:
  Treasury Obligations.......      0.00%        0.00%      16.70%      9.40%
  Federal Agency
   Obligations...............     34.80         0.70        1.20       0.00
  Other Agency Obligations...     14.50         0.00        7.10      31.80
  Federal Home Loan Mortgage
   Obligations...............     14.50         5.80        2.90       8.10
  Other Obligations..........     36.20        93.50       72.10      50.70
                                  -----        -----       -----      -----
    Total....................       100          100         100        100

Investment Adviser and Administrator:

[LOGO OF MERCANTILE]

Mercantile-Safe Deposit & Trust Company
Baltimore, Maryland

Custodian (except for the International Equity Fund)
The Fifth Third Bank
Cincinnati, Ohio

Distributor and Transfer Agent:
BISYS Fund Services
Columbus, Ohio

Custodian for the International Equity Fund:
State Street Bank & Trust Company Boston,
Massachusetts

This report is submitted for the general information of the shareholders of M.S.D.&T. Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by current Prospectuses for the Funds which contain information concerning the Funds' investment policies and expenses as well as other pertinent information.

Shares of the Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by Mercantile-Safe Deposit & Trust Company, its parent company or its affiliates and are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the Funds involves investment risks, including possible loss of principal.

                                                                            1/01